As filed with the Securities and Exchange Commission on December 8, 2023
Securities Act Registration No. 333-215689
Investment Company Act Registration No. 811-09999
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 21
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 52 (X)
Check appropriate box or boxes
Prudential Investment Portfolios 2
Exact name of registrant as specified in charter
655 Broad Street, 6th Floor
Newark, New Jersey 07102
Address of Principal Executive Offices including Zip Code
1-800-225-1852
Registrant’s Telephone Number, Including Area Code
Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102
Name and Address of Agent for Service
It is proposed that this filing will become effective:
__ immediately upon filing pursuant to paragraph (b)
X on December 11, 2023 pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on (____) pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note
This Post-Effective Amendment No. 21 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 52 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (the Amendment) only relates to the following series of the Registrant: PGIM Quant Solutions Mid-Cap Index Fund (formerly, PGIM Quant Solutions Mid-Cap Core Fund).
The Amendment is not intended to amend the current prospectuses and statements of additional information for the other series of the Registrant.

PGIM QUANT SOLUTIONS MID-CAP INDEX FUND
FORMERLY, PGIM QUANT SOLUTIONS MID-CAP CORE FUND

PROSPECTUS — December 11, 2023

PGIM QUANT SOLUTIONS MID-CAP INDEX FUND
R6: PQCCX

The Securities and Exchange Commission
has not approved or disapproved these
securities or passed upon the adequacy of
this prospectus. Any representation to the
contrary is a criminal offense.
Mutual funds are distributed by Prudential
Investment Management Services LLC
(“PIMS”), a Prudential Financial company,
member SIPC. ©2023 Prudential Financial,
Inc.  and its related entities.  PGIM
Investments, Prudential, the Prudential logo,
and the Rock symbol are service marks of
Prudential Financial, Inc. and its related
entities, registered in many jurisdictions
worldwide.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

Table of Contents
3	SUMMARY: PGIM QUANT SOLUTIONS MID-CAP INDEX FUND
3	INVESTMENT OBJECTIVE
3	FUND FEES AND EXPENSES
4	INVESTMENTS, RISKS AND PERFORMANCE
7	MANAGEMENT OF THE FUND
7	BUYING AND SELLING FUND SHARES
8	TAX INFORMATION
8	PAYMENTS TO FINANCIAL INTERMEDIaries
9	MORE ABOUT THE FUND'S PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
9	PGIM Quant Solutions Mid-Cap INDEX Fund: INVESTMENTS AND INVESTMENT STRATEGIES
11	RISKS OF INVESTING IN THE FUND
15	HOW THE FUNDS ARE MANAGED
15	BOARD OF TRUSTEES
15	MANAGER
16	SUBADVISERS
16	PORTFOLIO MANAGERS
16	DISTRIBUTOR
16	DISCLOSURE OF PORTFOLIO HOLDINGS
17	FUND DISTRIBUTIONS AND TAX ISSUES
17	DISTRIBUTIONS
17	TAX ISSUES
19	IF YOU SELL OR EXCHANGE YOUR SHARES
19	HOW TO BUY SHARES
27	FINANCIAL HIGHLIGHTS
29	GLOSSARY

SUMMARY: PGIM QUANT SOLUTIONS MID-CAP INDEX FUND
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek to provide investment results that approximate the performance of the S&P MidCap 400 Index.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None
Redemption fee	None
Exchange fee	None
Maximum account fee (accounts under $10,000)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management fee	0.25%
Distribution and service (12b-1) fees	None
Other expenses(1)	1.04%
Total annual Fund operating expenses	1.29%
Fee waiver and/or expense reimbursement	(1.10)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	0.19%
(1) Includes interest expense on borrowings of 0.01%.
(2) PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.19% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
(3) Expense information in the table has been restated to reflect current fees.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R6	$19	$61	$107	$243
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class R6	$19	$61	$107	$243
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 124% of the average value of its portfolio.
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3

INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund intends, under normal circumstances, to invest over 80% of its investable assets in securities included in the S&P MidCap 400 Index (the “Index”) in approximately the same proportions as those of the S&P MidCap 400 Index. The Fund is not sponsored by or affiliated with S&P Global Ratings (“S&P”). The term “investable assets” in this Prospectus refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
As of October 31, 2023, the companies included in the Index have market capitalization ranging from $1.3 billion to $16.1 billion. The principal type of equity and equity-related securities in which the Fund invests is common stock. In addition to common stocks, the Fund may invest in a combination of cash-equivalent instruments and stock index futures, with the amount committed at any time as initial margin on open futures positions not to exceed 5% of the Fund’s total assets, and exchange-traded funds (“ETFs”) which replicate the Index up to a maximum of 5% of the total assets of the Fund at time of purchase.
Replication and Sampling Methods. The Fund seeks to replicate the Index to the extent possible, taking into account asset levels, capital flows and trade size, by investing over 80% of its investable assets in the securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. Where it may not be possible or practicable to purchase all of the securities of the Index, the subadviser may use a sampling strategy based on market capitalization and industry weightings. The subadviser may also use stock index futures and/or ETFs to achieve the investment objective. The relative portfolio holdings of the Fund at any time may not be precisely identical to the proportions of holdings of the Index.
Although the Fund invests over 80% of its investable assets in securities that comprise the Index, the Fund may at times hold securities that are either to be added to or have been removed from the Index. When a security is removed from the Index, the Fund will sell it within a reasonable time. In addition, the Fund's holdings may change for other reasons, such as when the Fund receives securities of companies spun off from companies in the Index.
The subadviser will try to minimize the difference between the investment results of the Fund and those of the Index. Tracking of the Index will be monitored regularly. In addition to potential tracking differences, brokerage, transaction costs and other Fund expenses will cause the Fund's return to be lower than the return of the Index.
Although index funds, by their nature, tend to be tax-efficient vehicles, the Fund is managed without regard to tax consequences. As an index fund, the Fund is not actively managed by portfolio managers who buy and sell securities based on research and analysis.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Exchange-Traded Funds (“ETFs”) Risk. Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which it invests, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed.
Fund of Funds Risk. The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Index Investment Approach Risk. Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund's investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion
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5

of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Medium Capitalization (Mid-Cap) Company Risk. The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Performance. The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
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Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
The Fund’s total returns prior to December 11, 2023 as reflected in the bar chart and the table are the returns of the Fund when it followed a different investment objective and strategies and was an actively-managed fund under the name “PGIM Quant Solutions Mid-Cap Core Fund.”

Annual Total Returns (Class R6 Shares)[1]

40%
30%
20%
10%
0%
-10%
-20%
16.26
-15.44
24.75
3.01
28.60
-10.60
2017
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
22.84%	4th Quarter 2020	-33.25%	1st Quarter 2020

[1] The Fund's total return from January 1, 2023, to	September 30, 2023	was	6.30%
Average Annual Total Returns % (as of 12-31-22)

	One Year	Five Years	Since Inception	Inception Date
Return Before Taxes	-10.60%	4.55%	6.95%	11-17-16
Return After Taxes on Distributions	-13.64%	1.86%	4.51%	11-17-16
Return After Taxes on Distributions and Sale of Fund Shares	-3.98%	3.07%	5.01%	11-17-16
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-22)
S&P MidCap 400 Index	-13.06%	6.71%	8.51%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Stacie L. Mintz, CFA	Managing Director, Head of the Quantitative Equity team and Portfolio Manager	November 2016
		Edward J. Lithgow, CFA	Vice President and Portfolio Manager	December 2023
BUYING AND SELLING FUND SHARES
Class R6
Minimum initial investment	None
Minimum subsequent investment	None
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7

Class R6 shares are available for purchase by certain group retirement plans, institutional investors, and certain other eligible investors but are generally not available for purchase by individuals. Please see “How to Buy, Sell and Exchange Fund Shares —How to Buy Fund Shares —Qualifying for Class R6 Shares” in the Prospectus for purchase eligibility requirements.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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MORE ABOUT THE FUND'S PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
PGIM Quant Solutions Mid-Cap INDEX Fund: INVESTMENTS AND INVESTMENT STRATEGIES
The Fund’s investment objective is to provide investment results that approximate the performance of the S&P MidCap 400 Index.
The Fund intends, under normal circumstances, to invest over 80% of its investable assets in securities included in the S&P MidCap 400 Index (the “Index”) in approximately the same proportions as those of the S&P MidCap 400 Index. The Fund is not sponsored by or affiliated with S&P Global Ratings (“S&P”). The term “investable assets” in this Prospectus refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity and industry representation. It gives a broad look at how U.S. mid-cap stock prices have performed. As of October 31, 2023, the companies included in the Index have market capitalization ranging from $1.3 billion to $16.1 billion. The principal type of equity and equity-related securities in which the Fund invests is common stock. In addition to common stocks, the Fund may invest in a combination of cash-equivalent instruments and stock index futures, with the amount committed at any time as initial margin on open futures positions not to exceed 5% of the Fund’s total assets, and exchange-traded funds (“ETFs”) which replicate the Index up to a maximum of 5% of the total assets of the Fund at time of purchase.
Replication and Sampling Methods. The Fund seeks to replicate the Index to the extent possible, taking into account asset levels, capital flows and trade size, by investing over 80% of its investable assets in the securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. Where it may not be possible or practicable to purchase all of the securities of the Index, the subadviser may use a sampling strategy based on market capitalization and industry weightings. The subadviser may also use stock index futures and/or ETFs to achieve the investment objective. The relative portfolio holdings of the Fund at any time may not be precisely identical to the proportions of holdings of the Index.
Although the Fund invests over 80% of its investable assets in securities that comprise the Index, the Fund may at times hold securities that are either to be added to or have been removed from the Index. When a security is removed from the Index, the Fund will sell it within a reasonable time. In addition, the Fund's holdings may change for other reasons, such as when the Fund receives securities of companies spun off from companies in the Index.
The subadviser will try to minimize the difference between the investment results of the Fund and those of the Index. Tracking of the Index will be monitored regularly. In addition to potential tracking differences, brokerage, transaction costs and other Fund expenses will cause the Fund's return to be lower than the return of the Index.
Although index funds, by their nature, tend to be tax-efficient vehicles, the Fund is managed without regard to tax consequences. As an index fund, the Fund is not actively managed by portfolio managers who buy and sell securities based on research and analysis.
The Fund may use index futures to manage cashflow.
The Board can change investment policies that are not fundamental without shareholder approval. The Fund’s 80% investment policy is not fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) upon 60 days’ prior notice to shareholders. The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
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Derivative Strategies
Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more investments, indices or currencies. The subadviser may use various derivative strategies to try to improve the Fund's returns. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions. The subadviser cannot guarantee that these strategies and techniques will work, that the instruments necessary to implement these strategies and techniques will be available, or that the Fund will not lose money.
Futures Contracts and Related Options. The Fund may purchase and sell stock index futures contracts. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the underlying index, margin is uniform, a clearing corporation or an exchange is the counterparty and the Fund makes daily margin payments based on price movements in the index. An option on a futures contract gives the purchaser the right to buy or sell a futures contract in exchange for a premium.
Exchange-Traded Funds
The Fund may invest in securities of ETFs, subject to certain limits on investment in securities of non-affiliated investment companies. Securities of ETFs represent shares of ownership in either open-end investment management companies or unit investment trusts (“UITs”). ETFs may be index-based and hold a portfolio of common stocks or bonds designed to generally correspond to the price and yield performance of a specific securities index or may be actively managed. The underlying portfolio may have a broad market, sector or international orientation. ETFs give investors the opportunity to buy or sell an entire portfolio of stocks in a single security transaction in a manner similar to buying or selling a share of stock.
Money Market Instruments
The Fund may hold cash and/or invest in money market instruments, including commercial paper of a U.S. or non-U.S. company, non-U.S. government securities, certificates of deposit, bankers' acceptances, time deposits of domestic and non-U.S. banks, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These obligations may be U.S. dollar-denominated or denominated in a non-U.S. currency. Money market instruments typically have a maturity of one year or less as measured from the date of purchase.
Funds of Funds Investments
The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments due to rebalancings of a fund of funds’ portfolio. In the event of such redemptions or investments, the Fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. The subadviser may take such actions as it deems appropriate to minimize any adverse impact, considering the potential benefits of such investments to the Fund and consistent with its obligations to the Fund. In addition, the 1940 Act or the rules thereunder may limit the Fund's ability to invest in other registered or private funds.
Cash Management
The Fund is expected to be fully invested at all times, but may hold cash and the investment equivalents of cash awaiting investment. Up to 5% of the net assets of the Fund’s assets may be invested in short term investments, provided that such cash reserves may occasionally exceed the 5% level as a consequence of additional contributions or withdrawals from the Fund. If net cash outflows from the Fund are anticipated, the Fund may sell stocks (in proportion to their weightings in the Index) in amounts in excess of those needed to satisfy the cash outflows and hold the balance of the proceeds in short-term investments if such a transaction appears, taking into account transaction
10

costs, to be more efficient than selling only the amount of stocks needed to meet the cash requirements. If the Fund does hold unhedged short-term investments as a result of the patterns of cash flows to and from the Fund, such holdings may cause its performance to differ from that of the Index.
Securities Lending
Consistent with applicable regulatory requirements, the Fund may lend portfolio securities with a value up to 33 1∕3% of its total assets to brokers, dealers and other financial organizations to earn additional income. Loans of portfolio securities will be collateralized by cash.
Other Investments
In addition to the strategies and securities discussed above, the Fund may use other strategies or invest in other types of securities as described in the Statement of Additional Information (“SAI”). The Fund might not use all of the strategies or invest in all of the types of securities as described in the Prospectus or in the SAI.
The table below summarizes the investment limits applicable to the Fund’s principal investment strategies and certain non-principal investment strategies.
Principal & Certain Non-Principal Strategies: Investment Limits
◾Securities included in the Index: Over 80% of investable assets
◾Derivatives: Up to 25% of net assets (subject to the Fund’s operation under the requirements of Rule 18f-4 under the
Investment Company Act of 1940)
◾Illiquid Investments: Up to 15% of net assets

RISKS OF INVESTING IN THE FUND
The order of the below risk factors does not indicate the significance of any particular risk factor.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund's service providers or issuers of securities in which the Fund invests.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Exchange-Traded Funds (“ETFs”) Risk. Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which it invests, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed.
Fund of Funds Risk. The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Index Investment Approach Risk. Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund's investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. Certain of these entities may use predetermined, nondiscretionary mathematical formulas in their investment process that may
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result in large-scale asset flows into and out of the Fund. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Such redemptions may cause the Fund to have to sell securities at inopportune times or prices. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle. To the extent a large shareholder in the Fund is an entity subject to domestic and/or international regulations governing banking, insurance, or other financial institutions, changes in those regulations (e.g., capital requirements) or in the shareholder’s financial status may cause or require the shareholder to redeem its investment in the Fund when it otherwise would not choose to redeem that investment. It is also possible that a significant redemption could result in an increase in Fund expenses on account of being spread over a smaller asset base, and therefore make it more difficult for the Fund to implement its investment strategy. Large redemptions could also result in tax consequences to shareholders. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Medium Capitalization (Mid-Cap) Company Risk. The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.
Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund's assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.
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Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected. These events could trigger adverse tax consequences for the Fund.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.
Please note that, in addition to the risks discussed above, there are many other factors that may impact the Fund’s ability to achieve its investment objective and which could result in a loss of all or a part of your investment.
More information about the Fund’s investment strategies and risks appears in the SAI.
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HOW THE FUNDS ARE MANAGED
BOARD OF TRUSTEES
The Fund is overseen by a Board of Trustees (hereafter referred to as “Trustees” or the “Board”). The Board oversees the actions of the Manager, subadviser and distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.
MANAGER
PGIM Investments LLC (“PGIM Investments”)
655 Broad Street
Newark, NJ 07102-4410
Under a management agreement with the Trust on behalf of the Fund, PGIM Investments manages the Fund's investment operations and administers its business affairs and is responsible for supervising the Fund's subadviser. For the fiscal year ended July 31, 2023, the Fund paid PGIM Investments management fees (net of waivers, as applicable) at the annualized effective rate set forth below:
Fund	Fee Rate (as a % of average daily net assets)
PGIM Quant Solutions Mid-Cap Index Fund	0.50%
PGIM Investments and its predecessors have served as a manager or administrator to investment companies since 1987. As of October 31, 2023, PGIM Investments, a wholly-owned subsidiary of Prudential, served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the manager or administrator to closed-end investment companies, with aggregate assets of approximately $272.3 billion.
Subject to the supervision of the Board, PGIM Investments is responsible for conducting the initial review of prospective subadvisers for the Fund. In evaluating a prospective subadviser, PGIM Investments considers many factors, including the firm's experience, investment philosophy and historical performance. Subject to the Board’s oversight, PGIM Investments is also responsible for monitoring the performance of the Fund's subadviser and recommending its termination and replacement when deemed appropriate. PGIM Investments may provide a subadviser with additional investment guidelines consistent with the Fund's investment objective and restrictions.
PGIM Investments and the Fund operate under an exemptive order (the “Order”) from the SEC that generally permits PGIM Investments to enter into or amend agreements with unaffiliated subadvisers and certain subadvisers that are affiliates of PGIM Investments without obtaining shareholder approval. This authority is subject to certain conditions, including the requirement that the Board must approve any new or amended agreements with a subadviser. Shareholders of the Fund still have the right to terminate these agreements at any time by a vote of the majority of outstanding shares of the Fund. The Fund will notify shareholders of any new subadvisers engaged or material amendments to subadvisory agreements made pursuant to the Order. Any new subadvisory agreement or amendment to the Fund’s management agreement or current subadvisory agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by the Fund will be submitted to the Fund’s shareholders for their approval. PGIM Investments does not currently intend to retain unaffiliated subadvisers, except as disclosed in this Prospectus.  PGIM Investments may from time to time provide a subadviser with additional investment guidelines consistent with a Fund’s investment objective and restrictions.
A discussion of the basis for the Board's approvals of the management and subadvisory agreements is available in the Fund's Annual Report to shareholders dated July 31.
On the Fund’s launch date, a Prudential affiliate made a seed money investment in the Fund that the affiliate may decide to redeem once third-party assets invested in the Fund reach a level whereby in the judgment of the Manager, portfolio management of the Fund would not be negatively impacted by the redemption.
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SUBADVISERS
PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”), a registered investment adviser, is a wholly-owned and independently-operated subsidiary of PGIM, the global investment management businesses of Prudential. The firm was founded in 1975 as the quantitative equity and multi-asset business of PGIM, Inc. As of June 30, 2023, PGIM Quantitative Solutions managed approximately $96.76 billion in quantitative equity and multi-asset for a global client base of pension funds, endowments, foundations, sovereign wealth funds and subadvisory accounts. With offices in Newark, San Francisco* and London, PGIM Quantitative Solutions’ primary address is 655 Broad Street, Newark, New Jersey 07102.
* PGIM Quantitative Solutions does not conduct investment advisory activities from this location.
PGIM Quantitative Solutions LLC serves as subadviser to the PGIM Quant Solutions Mid-Cap Index Fund.
PORTFOLIO MANAGERS
PGIM Quantitative Solutions LLC:
PGIM Quantitative Solutions LLC typically follows a team approach in the management of its portfolios. The members of PGIM Quantitative Solutions LLC’s portfolio management team who are jointly and primarily responsible for the day-to-day management of the Fund are listed below.
PGIM Quant Solutions Mid-Cap Index Fund
Stacie L. Mintz, CFA, is a Managing Director, Head of the Quantitative Equity team and Portfolio Manager for PGIM Quantitative Solutions. She leads the portfolio managers on the Quantitative Equity team and is responsible for enhancements to the Quantitative Equity models and portfolio analytic tools. Prior to her current role, she served as the Head of Equity Portfolio Management for PGIM Quantitative Solutions. Previously, Stacie was a member of the former Asset Allocation team where she was responsible for several retail and institutional portfolios. During that time, she was also responsible for managing the overall asset allocation for the Prudential Pension Plan. She earned a BA in economics from Rutgers University and an MBA in finance from the New York University Stern School of Business.
Edward J. Lithgow, CFA, is a Vice President and Portfolio Manager for PGIM Quantitative Solutions working within the Quantitative Equity team. He is responsible for portfolio management, analysis and research. Prior to his current role, Ed was a Quantitative Analyst for the Quantitative Equity and Equity Indexing teams responsible for optimizing portfolios, monitoring cash flows and conducting performance attribution and risk analysis. He also traded equities, currencies and futures for the Equity Indexing funds. Ed earned a BS in business administration from Seton Hall University and an MBA in finance from St. Joseph’s University.
Additional information about portfolio manager compensation, other accounts managed, and portfolio manager ownership of Fund securities may be found in the SAI.
DISTRIBUTOR
Prudential Investment Management Services LLC (“PIMS” or the “Distributor”) distributes the Fund's shares under a Distribution Agreement with the Fund. Under the Distribution Agreement, the Distributor pays the expenses of distributing the shares of the Fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities are described in the Fund's SAI and on the Fund's website at www.pgim.com/investments.
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FUND DISTRIBUTIONS AND TAX ISSUES
DISTRIBUTIONS
Each Fund distributes dividends to shareholders out of any net investment income. For example, if a Fund owns ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from the Fund will be subject to taxation whether or not they are reinvested in the Fund.
Each Fund also distributes any net realized capital gains to shareholders. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 shares of ACME Corp. stock for a total of $1,000 and more than one year later sold the shares for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's remaining total gains are greater than any losses it may have).
For your convenience, each Fund's distributions of dividends and net capital gains are automatically reinvested in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent). Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to income taxes unless your shares are held in a qualified or tax-deferred plan or account. If your Fund distribution check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the Fund at the next net asset value (“NAV”) calculated on the day of the investment.
The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.
Expected Distribution Schedule*
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually
*Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.
TAX ISSUES
Investors who buy Fund shares should be aware of some important tax issues. For example, the Fund distributes dividends of net investment income and realized net capital gains, if any, to shareholders. Fund distributions and gain from the sale of Fund shares are subject to federal income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (“IRA”) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income tax in the state where you live.
The following briefly discusses some of the important income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.
Fund Distributions
Fund distributions of net capital gains are taxed differently depending on how long the Fund holds the security. If the Fund holds a security for more than one year before selling it, any gain is treated as long-term capital gain which is generally taxed at rates of up to 15% or 20% for non-corporate U.S. shareholders, depending on whether their incomes exceed certain threshold amounts, which are adjusted annually for inflation. If the Fund holds the security for one year or less, any gain is treated as short-term capital gain, which is taxed at rates applicable to ordinary income, subject to a maximum tax rate of 37%. Different rates apply to corporate shareholders.
Dividends from net investment income paid to a non-corporate U.S. shareholder that are reported as qualified dividend income will generally be taxable to such shareholder at the long-term capital gain tax rate. Dividends of net investment income that are not reported as qualified dividend income will be taxable to shareholders at ordinary income rates. Also, a portion of the dividends paid to corporate shareholders of the Fund will be eligible for the dividends received
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deduction to the extent the Fund’s income is derived from certain dividends received from U.S. corporations. Between 2018 and 2025, the Fund may report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses.
A U.S. shareholder that is an individual, estate or certain type of trust is subject to a 3.8% Medicare contribution tax on the lesser of (1) the U.S. shareholder’s “net investment income,” including Fund distributions and net gains from the disposition of Fund shares, and (2) the excess of the U.S. shareholder’s modified adjusted gross income for the taxable year over $200,000 (or $250,000 for married couples filing jointly). For this purpose, net investment income includes interest, dividends, annuities, royalties, capital gain and income from a passive activity business or a business of trading in financial instruments or commodities.
Form 1099
For every year the Fund declares a dividend, you will receive a Form 1099, which reports the amount of ordinary income distributions and long-term capital gains we distributed to you during the prior year unless you own shares of the Fund as part of a qualified or tax-deferred plan or account. If you do own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead you will receive a Form 1099 when you take any distribution from your qualified or tax-deferred plan or account.
Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends and distributions in the fourth quarter, with a record date in such quarter, and actually pay them in January of the following year. In such cases, the dividends and distributions are treated as if they were paid on December 31st of the prior year.
Cost Basis Reporting
Mutual funds must report cost basis information to you and the IRS when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. The cost basis regulations also require mutual funds to report whether a gain or loss is short-term (shares held one year or less) or long-term (shares held more than one year) for all shares acquired on or after January 1, 2012 that are subsequently sold or exchanged. The Transfer Agent is not required to report cost basis information on shares acquired before January 1, 2012. However, in most cases the Transfer Agent will provide this information to you as a service.
Withholding Taxes
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion of your distributions and sale proceeds, based on the backup withholding rate.
Taxation of Non-U.S. Shareholders
For a discussion regarding the taxation of non-U.S. shareholders, please see the SAI and contact your tax adviser.
If You Purchase on or Before a Record Date
If you buy shares of the Fund on or before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so, because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. However, the timing of your purchase does mean that part of your investment may have come back to you as taxable income.
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Qualified and Tax-Deferred Retirement Plans
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax-deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax-deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of PGIM Funds that are suitable for retirement plans offered by Prudential.
IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Fund for a profit, you have realized a capital gain, which is subject to tax unless the shares are held in a qualified or tax-deferred plan or account. As mentioned above, the maximum capital gains tax rate is up to 15% or 20% for individuals, depending on whether their incomes exceed certain threshold amounts, which are adjusted annually for inflation.
If you sell shares of the Fund at a loss, you may have a capital loss, which you may use to offset capital gains you have, plus, in the case of non-corporate taxpayers, ordinary income of up to $3,000. If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before and ending 30 days after the sale of the shares). Under certain circumstances, if you acquire shares of the Fund and sell or exchange your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale or exchange of the shares.

If you exchange your Fund shares for shares of another class of the Fund, this is generally not a taxable event and should not result in realization of a capital gain or loss by you. If you exchange your shares of the Fund for shares of another PGIM Fund, this is considered a sale for tax purposes. In other words, it's a taxable event. Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above. Unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell—or exchange—Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.
HOW TO BUY SHARES
In order to buy each Fund’s shares, simply follow the steps described below.
Opening an Account
Shares may be purchased through an account with the Transfer Agent, or through an account with a financial intermediary that has an agreement with the Distributor to sell each Fund’s shares. In order to open an account with the Transfer Agent contact PMFS at (800) 225-1852 or write to:
Prudential Mutual Fund Services LLC (“PMFS”)
P.O. Box 9658
Providence, RI 02940
PMFS will accept purchases of shares by check or wire. We do not accept cash, money orders, non-U.S. checks, credit card checks, payable through checks or travelers checks. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this Prospectus. Your purchase order must be in good order to be accepted and processed, which means that all necessary processing requirements have been satisfied. We have the right to reject any purchase order (including an exchange into a Fund) or suspend or modify each Fund’s sales of its shares
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under certain circumstances. These circumstances include, but are not limited to, failure by you to provide additional information requested, such as information required to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares. Furthermore, we are required by law to close your account if you do not provide the required identifying information. This would result in the redemption of shares at the then-current NAV and the proceeds would be remitted to you via check. We will attempt to verify your identity within a reasonable time frame (e.g., 60 days), which may change from time to time. For further information, please contact PMFS (for shares purchased through the Transfer Agent) or your financial professional (for shares purchased through a financial intermediary).
With certain limited exceptions, each Fund’s shares are only available to be sold in the United States, U.S. Virgin Islands, Puerto Rico and Guam.
Choosing a Share Class
Class R6 Shares are the only share class offered.
Features of Class R6 Shares
Minimum purchase amount	None
Minimum amount for subsequent purchases	None
Maximum initial sales charge	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	None
Qualifying for Class R6 Shares
Shares of the Funds are available to certain retirement plans, institutional investors, and certain other investors but are generally not available for purchase by individuals.
Group Retirement Plans. Group retirement plans (including defined contribution plans, defined benefit plans and deferred compensation plans) available through a retirement plan recordkeeper or third party administrator may purchase Class R6 shares. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class R6 shares.
Institutional Investors. Various institutional investors may purchase Class R6 shares, including, but not limited to, corporations, governmental entities, municipalities, hospitals, insurance companies and IRS Section 501 entities, such as foundations and endowments and other institutional investors. Institutional investors are responsible for indicating their eligibility to purchase Class R6 shares at the time of purchase.
Other Types of Investors. Class R6 shares may also be purchased by Prudential, certain programs or accounts sponsored by Prudential, and PGIM Funds, including PGIM funds-of-funds.
Class R6 shares may only be purchased from financial intermediaries who offer such shares.
Class R6 shares are offered to eligible investors as described in this Prospectus. Neither the Fund nor its affiliates shall make or pay fees associated with or similar to sub-accounting, networking, revenue sharing or certain administrative fees with respect to Class R6 shares.
How Financial Intermediaries are Compensated for Selling Fund Shares
The PGIM Funds are distributed by Prudential Investment Management Services LLC (the “Distributor”), a broker-dealer that is licensed to sell securities. The Distributor generally does not sell shares of the PGIM Funds directly to the public, but instead markets and sells the PGIM Funds through other broker-dealers, 401(k) providers, retirement plan administrators, and other financial intermediaries. Each PGIM Fund is managed by the Manager.
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Only persons licensed with the Financial Industry Regulatory Authority, Inc. (“FINRA”), as a registered representative (often referred to as a broker or financial adviser) and associated with a specific financial services firm may sell shares of a mutual fund to you, or to a retirement plan in which you participate.
Anti-Money Laundering
In accordance with federal law, the Fund has adopted policies designed to deter money laundering. Under the policies, the Fund will not knowingly engage in financial transactions that involve proceeds from unlawful activity or support terrorist activities, and shall file government reports, including those concerning suspicious activities, as required by applicable law. The Fund will seek to confirm the identity of potential shareholders to include both individuals and entities through documentary and non-documentary methods. Non-documentary methods may include verification of name, address, date of birth and tax identification number with selected credit bureaus. The Fund's Anti-Money Laundering Compliance Officer oversees the Fund's anti-money laundering policies.
Understanding the Price You'll Pay
The price you pay for each share of a Fund is based on the share value. The share value of a mutual fund—known as the net asset value or NAV—is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the value of one share of the Fund—or the NAV—is $10 ($1,000 divided by 100).
Mutual Fund Shares
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. bonds in its portfolio and the price of ACME bonds goes up, while the value of the Fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
The Fund's NAV will be determined every day on which the Fund is open as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time). The Fund's portfolio securities are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith by the Manager, as the Board's valuation designee. In this capacity, the Manager has adopted pricing methodologies for determining the fair value of certain types of securities and other assets held by the Fund that do not have quoted market prices, including the use of other pricing sources, such as bid prices supplied by a principal market maker and evaluated prices supplied by pricing vendors that employ analytic methodologies that take into account the prices of similar securities and other market factors.
If the Fund determines that a market quotation for a security is not reliable based on, among other things, events or market conditions that occur with respect to one or more securities held by the Fund or the market as a whole, after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the Fund's NAV is determined, the Fund may use “fair value pricing,” which is implemented by a valuation committee (“Valuation Committee”) consisting of representatives of the Manager. The subadviser often provides relevant information for the Valuation Committee meeting. Non-U.S. securities markets are open for trading on weekends and other days when the Fund does not price shares. Therefore, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem the Fund’s shares.
Investments in open-end non-exchange-traded mutual funds will be valued at their NAV as determined as of the close of the NYSE on the date of valuation, which will reflect the mutual fund’s fair valuation procedures.
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Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that the Fund uses to determine its NAV may differ from the security's quoted or published price. If the Fund needs to implement fair value pricing after the NAV publishing deadline but before shares of the Fund are processed, the NAV you receive or pay may differ from the published NAV price. The prospectuses of any other mutual funds in which the Fund invests will explain each fund’s procedures and policies with respect to the use of fair value pricing.
Fair value pricing procedures are designed to result in prices for the Fund's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Fund's NAV by short-term traders.
What Price Will You Pay for Shares of the Fund? You will pay the NAV next determined after we receive your order to purchase. Unless regular trading on the NYSE closes before 4:00 p.m. Eastern time, or later than 4:00 p.m. Eastern time, your order to purchase must be received by 4:00 p.m. Eastern time in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE. The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. Eastern time, if the particular disruption directly affects only the NYSE. We deem an order received when it is received by the Transfer Agent at its processing center. If you submit your order through a broker or other financial intermediary, it may be deemed received when received by the broker or financial intermediary.
Each business day, the Fund’s current NAV per share is made available at www.pgim.com/investments/mutual-funds/prices.
Additional Shareholder Services
As a Fund shareholder, you can take advantage of the following services and privileges:
Reports to Shareholders. Every year we will send you an updated summary prospectus. We will also send or make available to you pursuant to Rule 30e-3 under the 1940 Act, an annual report and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household, unless you instruct us or your financial intermediary otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund’s summary prospectus and shareholder reports, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.
HOW TO SELL YOUR SHARES
You can sell each Fund’s shares for cash at any time, subject to certain restrictions. For more information about these restrictions, see “Restrictions on Sales” below.
When you sell shares of a Fund—also known as redeeming your shares—the price you will receive will be the NAV next determined after the Transfer Agent or your financial intermediary receives your order to sell.
Shares Held by Financial Intermediaries. If your financial intermediary holds your shares, your financial intermediary must receive your order to sell no later than the time regular trading on the NYSE closes—which is usually 4:00 p.m. Eastern Time—to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day’s NAV if your order to sell is received after the close of regular trading on the NYSE.
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Shares Held by the Transfer Agent. If the Transfer Agent holds your shares, PMFS must receive your order to sell no later than the time regular trading on the NYSE closes—which is usually 4:00 p.m. Eastern Time—to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day’s NAV if your order to sell is received after the close of regular trading on the NYSE. You may contact the Transfer Agent at:
Prudential Mutual Fund Services LLC
P.O. Box 534432
Pittsburgh, PA 15253-4432
Payment for Shares You Have Sold
Shares Held by Financial Intermediaries. Typically, if your order to sell shares is received in good order, payment will be credited to your account within 1 to 3 business days after the order is received, but in any event within seven days. Your broker may charge you a separate or additional fee for sales of shares.
Shares Held by the Transfer Agent. Typically, if your order to sell shares is received in good order, we will send payment on the next business day, but in any event within seven days, regardless of the method of payment (e.g., payment by check, wire or electronic transfer (“ACH”)).
Restrictions on Sales
If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to seven days from the purchase date.
As a result of restrictions on withdrawals and transfers imposed by Section 403(b) of the Internal Revenue Code of 1986, as amended, we may consider a redemption request to not be in good order until we obtain information from your employer that is reasonably necessary to ensure that the payment is in compliance with such restrictions, if applicable. In such an event, the redemption request will not be in good order and we will not process it until we obtain information from your employer.
In addition, there are certain times when you may not be able to sell shares of each Fund or when we may delay paying you the proceeds from a sale. As permitted by the SEC, the former may happen only during unusual market conditions or emergencies when the respective Fund is unable to determine the value of its assets or sell its holdings. For more information, see the SAI.
If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order Medallion signature guaranteed if:
◾ You are selling more than $100,000 of shares;
◾ You want the redemption proceeds made payable to someone that is not in the Transfer Agent’s records;
◾ You want the redemption proceeds sent to an address that is not in the Transfer Agent’s records;
◾ You are a business or a trust; or
◾ You are redeeming due to the death of the shareholder or on behalf of the shareholder.
The Medallion signature guarantee may be obtained from an authorized officer from a bank, broker, dealer, securities exchange or association, clearing agency, savings association, or credit union that is participating in one of the recognized Medallion guarantee programs (STAMP, SEMP, or NYSE MSP), but not from a notary public. The Medallion signature guarantee must be appropriate for the dollar amount of the transaction. The Transfer Agent reserves the right to reject sale transactions where the value of the transaction exceeds the value of the surety coverage indicated on the Medallion imprint. Each Fund may change the signature guarantee requirements from time to time without prior notice to shareholders. For more information, see the SAI.
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How the Funds Pay for Shares You Have Sold
Under normal market conditions, each Fund expects to pay for shares that you have sold primarily by using cash or cash equivalents in its portfolio or selling portfolio assets to generate cash. Supplementally, a Fund may also raise cash to pay for sold shares by short-term borrowing in the form of overdrafts permitted by the Funds’ custodian bank and/or by short-term borrowing from a group of banks through an unsecured credit facility, which is intended to provide the Funds with a temporary additional source of liquidity. In certain circumstances each Fund reserves the right to pay for sold shares by giving you securities from the respective Fund’s portfolio. If you receive securities, you would incur transaction costs in converting the securities to cash, and you may receive less for the securities than the price at which they were valued for redemption purposes.
During stressed market conditions, it may be impractical or impossible to raise sufficient cash to pay for sold shares through the primary methods described above. In these circumstances, a Fund would be more likely to rely more heavily on the credit facility as a source of liquidity, as described above.
Involuntary Redemption of Small Accounts Held by the Transfer Agent
If the value of your account with PMFS is less than $500 for any reason, we may sell your shares and close your account. We would do this to minimize the Fund’s expenses paid by other shareholders. The involuntary sale provisions do not apply to Automatic Investment Plan (AIP) accounts, employee savings plan accounts, payroll deduction plan accounts, retirement accounts (such as a 401(k) plan, an IRA or other qualified or tax-deferred plan or account), omnibus accounts, and accounts for which a broker or other financial intermediary is responsible for recordkeeping. Prior thereto, if you make a sale that reduces your account value to less than the threshold, we may sell the rest of your shares and close your account; this involuntary sale does not apply to shareholders who own their shares as part of a retirement account. For more information, see “Purchase, Redemption and Pricing of Fund Shares—Involuntary Redemption” in the SAI.
Retirement Plans
To sell shares and receive a distribution from your retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.
HOW TO EXCHANGE YOUR SHARES
You can generally exchange your shares of each Fund for Class R6 shares in certain other PGIM Funds if you satisfy the minimum investment requirements. For example, you can exchange Class R6 shares of each Fund for Class R6 shares of other funds in the PGIM Funds mutual fund family, but you can’t exchange Class R6 shares for a different share class of another PGIM Fund. We may change the terms of any exchange privilege after giving you 60 days’ notice. Class R6 shares cannot be exchanged for Class R6 shares of the Prudential Day One Funds or the PGIM 60/40 Allocation Fund.
Exchanging Shares Held by a Financial Intermediary. If you hold shares through a financial intermediary, you must exchange shares through your financial intermediary.
Exchanging Shares Held by the Transfer Agent. If you hold shares through the Transfer Agent, contact your financial advisor or PMFS at (800) 225-1852 or write to PMFS at:
Prudential Mutual Fund Services LLC
P.O. Box 534432
Pittsburgh, PA 15253-4432
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Remember, as we explained in the section entitled “Fund Distributions and Tax Issues—If You Sell or Exchange Your Shares,” exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI.
Frequent Purchases and Redemptions of Fund Shares
Each Fund seeks to prevent patterns of frequent purchases and redemptions of its shares by its shareholders. Frequent purchases and sales of shares of a Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, a Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder’s shares. This can happen when it is not advantageous to sell any securities, so such Fund’s performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the Fund cannot predict how much cash it will have to invest. In addition, if a Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, a Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of a Fund’s shares held by other shareholders of such Fund. Funds that invest in non-U.S. securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit fund share prices that may be based on closing prices of non-U.S. securities established some time before the Fund calculates its own share price. Funds that invest in certain fixed income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder’s frequent trading strategy.
Each Fund does not knowingly accommodate or permit frequent trading, and the Board has adopted policies and procedures designed to discourage or prevent frequent trading activities by each Fund’s shareholders. In an effort to prevent such practices, the Funds’ Transfer Agent monitors trading activity on a daily basis. Each Fund has implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into such Fund and then sell those shares within a specified period of time (a “round-trip transaction”) as established by the Funds’ Chief Compliance Officer (“CCO”). The CCO is authorized to set and modify the parameters of the trading policy at any time as required to prevent the adverse impact of frequent trading on Fund shareholders.
The CCO has defined frequent trading as one or more round-trip transactions in shares of a Fund within a 30-day period. If this occurs, the shareholder’s account will be subject to a 60-day warning period. If a second round-trip occurs before the conclusion of the 60-day warning period, a trading suspension will be placed on the account by the Funds’ Transfer Agent that will remain in effect for 90 days. The trading suspension will relate to purchases and exchange purchases (but not redemptions) in a Fund in which the frequent trading occurred. Exceptions to the trading policy will not normally be granted.
Transactions in the PGIM money market funds, exchange-traded funds and PGIM Short-Term Corporate Bond Fund are excluded from this trading policy. In addition, transactions by affiliated PGIM Funds or certain unaffiliated funds, which are structured as “funds-of-funds,” and invest primarily in other mutual funds within the PGIM Fund family, are not subject to the limitations of the trading policy and are not considered frequent or short-term trading.
This trading policy does not apply to systematic purchases and redemptions (e.g., payroll purchases, systematic withdrawals and rebalancing transactions or other similar transactions not initiated by a shareholder or financial professional on the transaction date). Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-established or scheduled for a specific date.
Each Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into such Fund by a shareholder. Moreover, a Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in such Fund. The Transfer Agent will monitor daily trading activity above a certain threshold, which may be changed from time to time, over a rolling 90-day period. If a purchase into a Fund is rejected or canceled, the shareholder will receive a return of the purchase amount.
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If a Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements, such as through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or an administrator or trustee of a retirement plan (“Intermediaries”) that holds your shares in an account under its name, Intermediaries maintain the individual beneficial owner records and submit to such Fund only aggregate orders combining the transactions of many beneficial owners. Such a Fund itself generally cannot monitor trading by particular beneficial owners. Each Fund has notified Intermediaries in writing that it expects the Intermediaries to impose restrictions on transfers by beneficial owners. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners.
The Transfer Agent also reviews aggregate omnibus net flows above a certain threshold. In cases where the activity is considered unusual, the Intermediary may be contacted by the Transfer Agent to obtain additional information. The Transfer Agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to potential offenders. Where appropriate, the Transfer Agent may request that the Intermediary block a financial adviser or client from accessing a Fund. If necessary, a Fund may be removed from a particular Intermediary’s platform.
Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of each Fund to prevent such trading, there is no guarantee that the Funds, the Transfer Agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. The Funds do not have any arrangements intended to permit trading of its shares in contravention of the policies described above.
Telephone Redemptions or Exchanges
You may redeem your shares of each Fund if the proceeds of the redemption do not exceed $250,000 or exchange your shares in any amount by calling the respective Fund at (800) 225-1852 and communicating your instructions in good order to a customer service representative before 4:00 p.m. Eastern Time. You will receive a redemption or exchange amount based on that day’s NAV. Certain restrictions apply; please see the section entitled “How to Sell Your Shares—Restrictions on Sales” above for additional information. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day’s NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.
The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If a Fund does not follow reasonable procedures, it may be liable.
In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from your Fund.
Expedited Redemption Privilege
If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Transfer Agent prior to 4:00 p.m. Eastern Time to receive a redemption amount based on that day’s NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day’s NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.
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FINANCIAL HIGHLIGHTS
Introduction
The financial highlights will help you evaluate the Fund's financial performance for the past five fiscal years or periods (as applicable). Certain information reflects financial results for a single fund class share. The total return in each chart represents the rate that a shareholder would have earned (or lost) on an investment in the Fund, assuming investment at the start of the period and reinvestment of all dividends and other distributions. The information is for the periods indicated.
These financial highlights for the fiscal years ended July 31, 2021 and after and after were derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report on those financial statements was unqualified. The information for the fiscal years or periods (as applicable) prior to the fiscal year ended July 31, 2021 was audited by another independent registered public accounting firm.
A copy of the Fund's annual report, including the Fund's audited financial statements and report of independent registered public accounting firm, is available upon request, at no charge, as described on the back cover of this Prospectus.
PGIM Quant Solutions Mid-Cap Index Fund
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Class R6 Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.75	$14.27	$9.72	$10.84	$12.08
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.10	0.09	0.10	0.11
Net realized and unrealized gain (loss) on investment transactions	1.02	(0.47)	4.54	(1.10)	(0.67)
Total from investment operations	1.10	(0.37)	4.63	(1.00)	(0.56)
Less Dividends and Distributions:
Dividends from net investment income	-	(0.13)	(0.08)	(0.12)	(0.09)
Distributions from net realized gains	(1.55)	(3.02)	-	-	(0.59)
Total dividends and distributions	(1.55)	(3.15)	(0.08)	(0.12)	(0.68)
Net asset value, end of Year	$10.30	$10.75	$14.27	$9.72	$10.84
Total Return(b):	11.78%	(3.86)%	47.88%	(9.42)%	(4.08)%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$13,138	$14,741	$23,675	$20,814	$15,360
Average net assets (000)	$13,192	$18,954	$27,862	$16,827	$13,541
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.82%(d)	0.81%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	1.55%	1.21%	0.97%	1.32%	1.54%
Net investment income (loss)	0.79%	0.80%	0.73%	1.02%	1.03%
Portfolio turnover rate(e)	124%	123%	135%	140%	120%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)
Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.

(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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GLOSSARY
FUND Indices
S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity and industry representation. It gives a broad look at how U.S. mid-cap stock prices have performed. These returns do not include the effect of any sales charges, operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of these expenses.
The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.  S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.
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FOR MORE INFORMATION Please read this Prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:
◾MAIL Prudential Mutual Fund Services LLC P.O. Box 534432 Pittsburgh, PA 15253-4432 ◾WEBSITE www.pgim.com/investments	◾TELEPHONE (800) 225-1852 (973) 367-3529 (from outside the U.S.)

◾E-DELIVERY
To receive your mutual fund documents on-line, go to pgim.com/investments/resource/edelivery and enroll.
Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

The Annual and Semi-Annual Reports and the SAI contain additional information about the Fund. Shareholders may obtain free copies of the SAI, Annual Report and Semi-Annual Report as well as other information about the Fund and may make other shareholder inquiries through the telephone number, address and website listed above.

◾STATEMENT OF ADDITIONAL INFORMATION (incorporated by reference into this Prospectus) ◾SEMI-ANNUAL REPORT	◾ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)

You can also obtain copies of Fund documents, including the SAI, from the SEC as follows (the SEC charges a fee to copy documents):
◾ELECTRONIC REQUEST publicinfo@sec.gov	◾VIA THE INTERNET on the EDGAR Database at www.sec.gov

PGIM Quant Solutions Mid-Cap Index Fund
Share Class	R6
NASDAQ	PQCCX
CUSIP	74440E508
The Fund's Investment Company Act File No. 811-09999

Prudential Investment Portfolios 2 (PIP 2)
STATEMENT OF ADDITIONAL INFORMATION  |  December 11, 2023
This Statement of Additional Information (“SAI”) of PGIM Quant Solutions Mid-Cap Index Fund (the “Fund”), a series of Prudential Investment Portfolios 2 (“PIP 2”), is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated December 11, 2023, as supplemented and amended from time to time. The Prospectus can be obtained, without charge, by calling (800) 225-1852 or by writing to Prudential Mutual Fund Services LLC, P.O. Box 534432, Pittsburgh, PA 15253-4432. This SAI has been incorporated by reference into the Fund’s Prospectus.
PIP 2 has the following other series: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund and PGIM Quant Solutions Commodity Strategies Fund, PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Quant Solutions International Developed Markets Index Fund, PGIM Institutional Money Market Fund, PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund, which are discussed in separate prospectuses and SAIs.
The Fund’s audited financial statements are incorporated into this SAI by reference to the Fund’s 2023 Annual Reports (File No. 811-09999). You may request a copy of the Annual Reports at no charge by calling (800) 225-1852.

PGIM QUANT SOLUTIONS MID-CAP INDEX FUND
R6: PQCCX

Table of Contents
3	PART I
3	INTRODUCTION
3	GLOSSARY
4	FUND CLASSIFICATION, INVESTMENT OBJECTIVES & POLICIES
4	INVESTMENTS, INVESTMENT STRATEGIES AND RISKS
15	INVESTMENT RESTRICTIONS
17	INFORMATION ABOUT BOARD MEMBERS AND OFFICERS
26	MANAGEMENT & ADVISORY ARRANGEMENTS
34	OTHER SERVICE PROVIDERS
35	DISTRIBUTION OF FUND SHARES
35	COMPUTATION OF OFFERING PRICE PER SHARE
35	PORTFOLIO TRANSACTIONS & BROKERAGE
38	ADDITIONAL INFORMATION
40	PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
41	FINANCIAL STATEMENTS
42	PART II
42	PURCHASE, REDEMPTION AND PRICING OF FUND SHARES
45	NET ASSET VALUE
47	SHAREHOLDER SERVICES
49	TAXES, DIVIDENDS AND DISTRIBUTIONS
56	DISCLOSURE OF PORTFOLIO HOLDINGS
59	PROXY VOTING
59	CODES OF ETHICS
60	APPENDIX I: PROXY VOTING POLICIES OF THE SUBADVISER
61	APPENDIX II: DESCRIPTIONS OF SECURITY RATINGS

PART I
INTRODUCTION
This SAI provides information about certain of the securities, instruments, policies and strategies that are used by the Fund in seeking to achieve its objectives. This SAI also provides additional information about the Fund’s Board of Trustees (hereafter referred to as “Board Members”), the advisory services provided to and the management fees paid by the Fund and information about other fees paid by and services provided to the Fund, and other information.
Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI:
GLOSSARY
Term	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
1940 Act Laws, Interpretations and Exemptions	Exemptive order, SEC release, no-action letter or similar relief or interpretations, collectively
ADR	American Depositary Receipt
ADS	American Depositary Share
Board	Fund’s Board of Directors or Trustees
Board Member	A trustee or director of the Fund’s Board
CEA	Commodity Exchange Act, as amended
CFTC	U.S. Commodity Futures Trading Commission
Code	Internal Revenue Code of 1986, as amended
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EDR	European Depositary Receipt
Exchange	NYSE Arca, Inc.
Fannie Mae	Federal National Mortgage Association
FDIC	Federal Deposit Insurance Corporation
Fitch	Fitch Ratings, Inc.
Freddie Mac	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
Ginnie Mae	Government National Mortgage Association
IPO	Initial Public Offering
IRS	Internal Revenue Service
LIBOR	London Interbank Offered Rate
Manager or PGIM Investments	PGIM Investments LLC
Moody’s	Moody’s Investors Service, Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations
NAV	Net Asset Value
NRSRO	Nationally Recognized Statistical Rating Organization
NYSE	New York Stock Exchange
OTC	Over the Counter
Prudential	Prudential Financial, Inc.
PMFS	Prudential Mutual Fund Services LLC
QPTP	“Qualified publicly traded partnership” as the term is used in the Internal Revenue Code of 1986, as amended
REIT	Real Estate Investment Trust
RIC	Regulated Investment Company, as the term is used in the Internal Revenue Code of 1986, as amended

Term	Definition
S&P	S&P Global Ratings
SEC	U.S. Securities and Exchange Commission
SOFR	Secured Overnight Financing Rate
World Bank	International Bank for Reconstruction and Development
FUND CLASSIFICATION, INVESTMENT OBJECTIVES & POLICIES
The investment objective of the Fund discussed in this SAI is set forth below:
PGIM Quant Solutions Mid-Cap Index Fund: To seek to provide investment results that approximate the performance of the S&P MidCap 400 Index.
The Fund is classified as a diversified fund.
INVESTMENTS, INVESTMENT STRATEGIES AND RISKS
The principal investment strategies of the Funds are described in the Funds’ Prospectus. In addition, the Funds may from time to time also use the securities, instruments, policies and strategies that are further described below in seeking to achieve its objective. Set forth below are descriptions of some of the types of investments and investment strategies that the Funds may use and the risks and considerations associated with those investments and investment strategies. The order of the below investments, investment strategies and risks does not indicate the significance of any particular investment, investment strategy or risk. The Funds also may invest from time to time in certain types of investments and strategies that are either not discussed below. Please also see the Prospectus of the Funds and the “Fund Classification, Investment Objectives & Policies” section of this SAI. As used in the following section, unless otherwise noted, the term “Fund” includes each of the Funds covered by this SAI.
BORROWING AND LEVERAGE. Unless noted otherwise, the Fund may borrow up to 33 1∕3% of the value of its total assets (calculated at the time of the borrowing). The Fund may pledge up to 33 1∕3% of its total assets to secure these borrowings. If the Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce borrowings. If the Fund borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the NAV of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the NAV of the Fund’s shares will decrease faster than would otherwise be the case. This is the speculative factor known as “leverage.” In addition, the Fund may use certain investment management techniques (collectively, “effective leverage”), such as certain derivatives, that may provide leverage and are not subject to the borrowing limitation noted above.
The Fund may borrow from time to time, at the discretion of the subadviser, to take advantage of investment opportunities, when yields on available investments exceed interest rates and other expenses of related borrowing, or when, in the subadviser's opinion, unusual market conditions otherwise make it advantageous for the Fund to increase its investment capacity. The Fund will only borrow when there is an expectation that it will benefit the Fund after taking into account considerations such as interest income and possible losses upon liquidation. Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates risks, including the fact that leverage may exaggerate changes in the NAV of Fund shares and in the yield on the Fund. Unless otherwise stated, the Fund may borrow through forward rolls, dollar rolls or reverse repurchase agreements.
CYBER SECURITY RISK. The Fund is susceptible to operational, information security and other risks related to the use of technology, computer systems and the Internet to conduct business. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

Cyber security failures or breaches, whether deliberate or unintentional, arising from the Fund’s third-party service providers (e.g., custodians, financial intermediaries, transfer agents), subadviser, shareholder usage of unsecure systems to access personal accounts, as well as breaches suffered by the issuers of securities in which the Fund invests, may cause significant disruptions in the business operations of the Fund. Potential impacts may include, but are not limited to, potential financial losses for the Fund and the issuers’ securities, the inability of shareholders to conduct transactions with the Fund, an inability of the Fund to calculate NAV, and disclosures of personal or confidential shareholder information.
In addition to direct impacts on Fund shareholders, cyber security failures by the Fund and/or its service providers and others may result in regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs to the Fund, and reputational damage. The Fund may incur reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. The Fund may also incur considerable expenses in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although the Fund and its service providers and subadviser may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Fund cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the subadviser, and the issuers in which the Fund invests.
DEPOSITARY RECEIPTS. The Fund may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs and ADSs are receipts or shares typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs and ADSs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. International Depositary Receipts (“IDRs”) are the non-U.S. equivalent of an ADR.
The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted or exchanged.
DERIVATIVES. The Fund may use instruments referred to as derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund may use derivatives for hedging purposes. The Fund may also use derivatives to seek to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that the Fund would be prohibited by its investment restrictions from purchasing directly. The Fund’s use of derivatives may be limited by the 1940 Act and the rules thereunder, as discussed in more detail below under Regulatory Risk.
Risk Factors Involving Derivatives. Derivatives are volatile and involve significant risks, including:
Correlation Risk — the risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Fund seeks exposure.
Counterparty Risk—the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund. In particular, derivatives traded in OTC markets are not guaranteed by an exchange or clearing firm and often do not require payment of margin. The Fund is at risk to the extent that the Fund has unrealized gains or has deposited collateral with a counterparty and the counterparty becomes bankrupt or otherwise fails to honor its obligations.
Currency Risk—the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Illiquidity Risk— the risk that certain securities or instruments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth. Illiquidity risk is substantial for certain OTC derivatives, including swaps and OTC options. There can be no assurance that the Fund will be able to unwind or offset a derivative at its desired price, in a secondary market or otherwise.
Index Risk—a derivative linked to the performance of an index will be subject to the risks associated with changes in that index.
Legal Risk—the risk of insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of a derivatives contract.
Leverage Risk—the risk that the Fund’s derivatives transactions can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
Market Risk — the risk that changes in the value of one or more markets or changes with respect to the value of the underlying asset will adversely affect the value of a derivative. In the event of an adverse movement, the Fund may be required to pay substantial additional margin to maintain its position.
Operational Risk — the risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Regulatory Risk—the risk that new regulation of derivatives may make them more costly, may limit their availability, or may otherwise affect their value or performance. Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards (“NDFs”), are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, NDFs and certain other derivatives traded in the OTC market are subject to variation margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund.
Rule 18f-4 under the 1940 Act permits the Fund to enter into derivatives transactions and certain other transactions notwithstanding restrictions on the issuance of “senior securities” in the 1940 Act. Derivatives transactions as defined by Rule 18f-4 include, among other things, swaps, futures, forwards, options, short sale borrowings, reverse repurchase agreements and other financing transactions (if the Fund elects to treat such financing transactions as securities), when-issued and forward-settling securities in some circumstances, or any instrument for which the Fund is required to make any payment or delivery of an asset during the life of the instrument or at maturity, whether as margin, settlement payment or otherwise. Rule 18f-4 requires that, among other things, the Fund establish and maintain a derivatives risk management program and appoint a derivatives risk manager, who is appointed by the Board, including a majority of Independent Board Members and periodically reviews the program and reports to the Board. In addition, the Fund must comply with a relative or absolute limit on leverage risk calculated based on value-at-risk.
Rule 18f-4 excepts from some of the requirements, including establishing a derivatives risk management program and calculating value-at-risk, a fund whose derivatives exposure is limited to 10% of its net assets and which has adopted policies and procedures designed to manage derivatives risks.
The use of derivatives for hedging purposes involves additional correlation risk. If the value of the derivative moves more or less than the value of the hedged instruments, the Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.
The Fund generally intends to enter into transactions involving derivatives only if there appears to be a liquid market for such instruments. However, there can be no assurance that, at any specific time, either a liquid market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.
Additional Risk Factors Of OTC Transactions; Limitations On The Use Of OTC Derivatives. Certain derivatives traded in OTC markets, including indexed securities, certain swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments.

Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparties, the Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor their obligations. The Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions that appear to have substantial capital or that have provided the Fund with a third-party guaranty or other credit enhancement.
EQUITY AND EQUITY-RELATED SECURITIES. The Fund may invest in or hold common stock and other equity and equity-related securities. Common stock represents an equity ownership interest in a company. Historical trends would indicate that common stock is subject to higher levels of volatility and market and issuer-specific risk than debt securities. The value of equity securities may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in the Fund's NAV. The equity interests held by the Fund, if any, may not pay dividends or otherwise generate income or appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity investments, and any gains that the Fund does realize may not be sufficient to contribute materially to the Fund's investment objective. Equity securities held by the Fund may be illiquid.
EUROPE RECENT EVENTS RISK. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and beyond Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions imposed and other punitive action taken and resulting future market disruptions in Europe and globally cannot be easily predicted, but could be significant and have a severe adverse effect on Russia and Europe in general, including significant negative impacts on the economy, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas. This conflict may expand and military attacks could occur elsewhere in Europe. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets. Europe has also been struggling with mass migration. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and relative liquidity of the Fund’s investments. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero. The occurrence of terrorist incidents throughout Europe could also impact financial markets globally.
EXCHANGE-TRADED FUNDS. The Fund may invest in ETFs, which may be unit investment trusts or open-end management investment companies. ETFs may hold portfolios of securities designed to track the performance of various broad securities indices or sectors of such indices or ETFs may be actively managed. ETFs provide another means, in addition to futures and options on indices, of including exposure to global equities, global bonds, commodities and currencies markets in the Fund’s investment portfolio. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such ETF.
FUTURES. The Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.
The sale of a futures contract limits the Fund’s risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect the Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.
The Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices in connection with its hedging activities. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund entered into futures transactions. The Fund may purchase put options or write (i.e., sell) call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.
The Fund may only write “covered” put and call options on futures contracts. The Fund will be considered “covered” with respect to a call option written on a futures contract if the Fund owns the assets that are deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the “covered” option and having an expiration date not earlier than the expiration date of the “covered” option or if it holds segregated in an account with its custodian for the term of the option cash or other relatively liquid assets at all times equal in value to the mark-to-market value of the futures contract on which the option was written. The Fund will be considered “covered” with respect to a put option written on a futures contract if the Fund owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the “covered” option or if the Fund holds segregated in an account with its custodian for the term of the option cash or other relatively liquid assets at all times equal in value to the exercise price of the put (less any initial margin deposited by the Fund with its futures custody manager or as otherwise permitted by applicable law with respect to such option). There is no limitation on the amount of the Fund’s assets that can be segregated. Segregation requirements may impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require the Fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.
The Manager has filed a notice of exclusion from registration as a “commodity pool operator” with respect to the Fund under CFTC Rule 4.5 and, therefore, is not subject to registration or regulation with respect to the Fund under the CEA. In order for the Manager to claim exclusion from registration as a “commodity pool operator” under the CEA with respect to the Fund, the Fund is limited in its ability to trade instruments subject to the CFTC’s jurisdiction, including commodity futures (which include futures on broad-based securities indices, interest rate futures and currency futures), options on commodity futures, certain swaps or other investments (whether directly or indirectly through investments in other investment vehicles). Under this exclusion, the Fund must satisfy one of the following two trading limitations whenever it enters into a new commodity trading position: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in CFTC-regulated instruments may not exceed 5% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). The Fund would not be required to consider its exposure to such instruments if they were held for “bona fide hedging” purposes, as such term is defined in the rules of the CFTC. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for CFTC-regulated instruments.
ILLIQUID INVESTMENTS OR RESTRICTED SECURITIES. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things that the Fund limit its illiquid investments to no more than 15% of its net assets.  Illiquid investments are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.
The Fund may invest in securities that are not registered (restricted securities) under the 1933 Act. Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.
The Fund may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A. Therefore, these securities, as well as commercial paper that is sold in private placements under Section 4(a)(2) of the 1933 Act, may be classified higher than “illiquid” under the LRMP (i.e., “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.
INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund may invest in securities of other investment companies (including ETFs), subject to applicable regulatory limits.
Investing in another investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the values of the portfolio securities may fluctuate due to changes in the financial condition of the securities’ issuers and other market factors. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.
The Fund will indirectly bear its pro rata share of the fees and expenses incurred by an investment company, including investment companies managed by the Manager, subadviser(s) or an affiliate, in which it invests, including advisory fees (to the extent not offset by the Manager, subadviser(s) or an affiliate through waivers). In addition, the Fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security.
MARKET DISRUPTION AND GEOPOLITICAL RISKS. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Global economies and financial markets have become increasingly interconnected, which increases the possibility that economic, financial or political events and factors in one country or region might adversely impact issuers in a different country or region or worldwide.
MONEY MARKET INSTRUMENTS. The Fund may invest in money market instruments. Money market instruments include cash equivalents and short-term obligations of U.S. banks, non-U.S. government securities, certificates of deposit and short-term obligations issued or guaranteed by the U.S. Government or its agencies. Money market instruments also include bankers' acceptances, commercial paper, certificates of deposit and Eurodollar obligations issued or guaranteed by bank holding companies in the U.S., their subsidiaries and non-U.S. branches, by non-U.S. banking institutions, and by the World Bank and other multinational instrumentalities, as well as commercial paper and other short-term obligations of, and variable amount master demand notes, variable rate notes and funding agreements issued by, U.S. and non-U.S. corporations.

OPERATIONAL AND TRADING RISK. Systemic failures in the programs and systems employed by the subadviser, brokers and/or counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. The subadviser may not be in a position to verify the risks or reliability of third-party systems. These and other similar disruptions in the subadviser's operations may cause material losses to the Fund.
The subadviser makes extensive use of computer hardware, systems and software and its activities are exposed to risks caused by failures of IT infrastructure and data. Outright failure of the underlying hardware, operating system, software or network, may leave the subadviser unable to trade either generally or in certain of its strategies, and this may expose it to risk should the outage coincide with turbulent market conditions. To ameliorate this risk, backup and disaster recovery plans have been put in place by the subadviser.
OPTIONS ON SECURITIES AND SECURITIES INDICES.
TYPES OF OPTIONS. The Fund may engage in transactions in options on individual securities, baskets of securities or securities indices, or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short term interest rates. Such investments may be made on exchanges and in OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.”
CALL OPTIONS. The Fund may purchase call options on any of the types of securities or instruments in which it may invest. A call option gives the Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. The Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.
The Fund may only write (i.e., sell) covered call options on the securities or instruments in which it may invest and enter into closing purchase transactions with respect to certain of such options, provided such options are “covered,” as defined herein.  A covered call option is an option in which the Fund owns the underlying security or has an absolute and immediate right to acquire that security, without additional consideration or for additional consideration held in a segregated account by its custodian, upon conversion or exchange of other securities currently held in its portfolio or with respect to which the Fund holds cash or other relatively liquid assets segregated within the Fund’s account at the custodian or in a separate segregation account at the custodian. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction. A closing purchase transaction cancels out the Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against a decline in the price of the underlying security. Also, with respect to call options written by the Fund that are covered only by segregated portfolio securities, the Fund is exposed to the risk of loss equal to the amount by which the price of the underlying securities rises above the exercise price.
PUT OPTIONS. The Fund may purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, the Fund acquires a right to sell such underlying securities or instruments at the exercise price, thus limiting the Fund’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund also may purchase uncovered put options.
The Fund may write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund, provided that such put options are covered (as described above, covered options are secured by cash or other relatively liquid assets held in a segregated account or the referenced security). The Fund will receive a premium for writing a put option, which increases the Fund’s return.

REAL ESTATE INVESTMENT TRUSTS (“REITs”). Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also meet certain requirements under the Code to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code affecting their tax status.
In addition, between 2018 and 2025, a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may pass through to its shareholders the special character of this income. Ordinary dividends received by the Fund from a REIT will generally not constitute qualified dividend income, which would be eligible for tax at a reduced rate.
REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
Investing in certain REITs involves risks similar to those associated with investing in small capitalization companies. These REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage. The Fund’s investments in REITs may subject the Fund to duplicate management and/or advisory fees.
REPURCHASE AGREEMENTS. The Fund may invest in securities pursuant to repurchase agreements. The Fund will enter into repurchase agreements only with parties meeting creditworthiness standards as set forth in the Fund’s repurchase agreement procedures.
Under such agreements, the other party agrees, upon entering into the contract with the Fund, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser.
In the case of a repurchase agreement, as a purchaser, the Fund will require all repurchase agreements to be fully collateralized at all times by cash or other relatively liquid assets in an amount at least equal to the resale price. The seller is required to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.
The Fund may participate in a joint repurchase agreement account with other investment companies managed by the Manager pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such investment companies and invested in one or more repurchase agreements. The Fund participates in the income earned or accrued in the joint account based on the percentage of its investment.
REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. See “Repurchase Agreements.”
The Fund may enter into dollar rolls. In a dollar roll, the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sale price and the forward price for the future purchase (often referred to as the drop) as well as by the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities sold by the Fund but which the Fund is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Cash proceeds from dollar rolls may be invested in cash or other liquid assets.
RUSSIAN FEDERATION INVESTMENT RISK. Investing in the Russian securities market involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities market, and should be considered highly speculative. Risks include: the absence of developed legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in Russia as a result of expropriation; devaluation; certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, the Russian market. There can also be no assurance that the Fund’s investments in the Russian securities market would not be expropriated, nationalized or otherwise confiscated. In the event of the settlement of any such claims or such expropriation, nationalization or other confiscation, the Fund could lose its entire investment. In addition, it may be difficult and more costly to obtain and enforce a judgment in the Russian court system.
Russia is also subject to a high degree of economic, political and social instability. Such instability may result from, among other things, the following: (i) an authoritarian government or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial discord.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products and oil and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Any acts of terrorism or armed conflicts in Russia or internationally could have an adverse effect on the financial and commodities markets and the global economy. As Russia produces and exports large amounts of crude oil and gas, any acts of terrorism, armed conflict or government interventions (such as the imposition of sanctions or other governmental restrictions on trade) causing disruptions of Russian oil and gas exports could negatively impact the Russian economy and, thus, adversely affect the financial condition, results of operations or prospects of related companies.
Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. Actual and threatened responses to such military action may impact the markets for certain Russian commodities and may likely have collateral impacts on markets globally. The extent and duration of the military action, resulting sanctions imposed and other punitive action taken and resulting future market disruptions, including declines in its stock markets, the value of Russian sovereign debt and the value of the ruble against the U.S. dollar, cannot be easily predicted, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and the Fund's investments in Russian securities.
As a result of political and military actions undertaken by Russia, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). These sanctioning bodies, or others, may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, and the threat of additional punitive actions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. Any of these events could negatively impact the Fund’s investment in Russian securities. These sanctions have the possibility of impairing the Fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, these sanctions may require a fund to freeze its existing investments in Russian securities, thereby prohibiting the Fund from buying, selling, receiving or delivering those securities or other financial instruments. It is also possible that any counter measures or retaliatory action by Russia could further impair the value and liquidity of securities issued by Russian companies and may have an impact on the economies of other European countries and globally as well. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

The Russian government may exercise substantial influence over many aspects of the Russian private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Russia, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in Russia. In recent years, the Russian government has taken bold steps, including military actions and alleged state sponsored cyberattacks against foreign companies and governments, to reassert its regional geopolitical influence. Such steps may increase tensions between Russia, its neighbors and Western countries, and may negatively affect its economic growth.
SECURITIES LENDING. Unless otherwise noted, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions subject to applicable regulatory requirements and guidance, including the requirements that: (1) the aggregate market value of securities loaned will not at any time exceed 33 1∕3% of the total assets of the Fund; (2) the borrower pledge and maintain with the Fund collateral consisting of cash having at all times a value of not less than 102% (or 105% for foreign securities) of the value of the securities lent; and (3) the loan be made subject to termination by the Fund at any time. Securities Finance Trust Company (“eSecLending”) serves as securities lending agent for the Fund, and in that role administers the Fund’s securities lending program. As compensation for these services, eSecLending receives a portion of any amounts earned by the Fund through lending securities.
On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. In such situations, the Fund may sell the collateral and purchase a replacement investment in the market. There is a risk that the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.
During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on such securities. Voting or consent rights which accompany loaned securities pass to the borrower. However, all loans may be terminated at any time to facilitate the exercise of voting or other consent rights with respect to matters considered to be material. The Fund bears the risk that there may be a delay in the return of the securities which may impair the Fund’s ability to exercise such rights.
The affiliated prime money market fund in which the Funds currently invest securities lending cash collateral is the PGIM Institutional Money Market Fund.
SMALLER OR EMERGING GROWTH COMPANIES. Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.
While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. The subadviser believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time.
Small capitalization and emerging growth securities will often be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in the subadviser's judgment, such disposition is not desirable.
While the process of selection and continuous supervision by the subadviser does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small capitalization and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.
Small companies are generally little known to most individual investors although some may be dominant in their respective industries. The subadviser believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. The Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but Fund management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

Equity securities of specific small capitalization issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small capitalization issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles. Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the federal government by means of price controls, regulations or litigation.
TEMPORARY DEFENSIVE STRATEGY AND SHORT-TERM INVESTMENTS. The Fund may temporarily invest without limit in money market instruments, including commercial paper of U.S. corporations, certificates of deposit, bankers' acceptances and other obligations of domestic banks, and obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, as part of a temporary defensive strategy.
The Fund may invest in money market instruments to maintain appropriate liquidity to meet anticipated redemptions. Money market instruments typically have a maturity of one year or less as measured from the date of purchase. The Fund also may temporarily hold cash or invest in money market instruments pending investment of proceeds from new sales of Fund shares or during periods of portfolio restructuring.
U.S. GOVERNMENT AND AGENCY SECURITIES. The Fund may invest in adjustable rate and fixed rate U.S. Government securities. U.S. Government securities are instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government guarantees do not extend to the yield or value of the securities or the Fund’s shares. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.
U.S. Treasury securities include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.
Securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of Ginnie Mae, the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.
The Fund may also invest in component parts of U.S. Government securities, namely either the corpus (principal) of such obligations or one or more of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of U.S. Government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of U.S. Government obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. A Fund may also invest in custodial receipts held by a third party that are not U.S. Government securities.
WARRANTS AND RIGHTS. Warrants and rights are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.
WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase or sell securities that the Fund is entitled to receive on a when-issued basis. The Fund may also purchase or sell securities on a delayed-delivery basis or through a forward commitment. When delayed-delivery securities are purchased, the price and interest rate are fixed at the time of purchase. When-issued, delayed-delivery and forward commitment transactions all involve the purchase or sale of securities with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions.
There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund’s purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

INVESTMENT RESTRICTIONS
Except as noted below, each Fund has adopted the restrictions listed below as fundamental policies. Under the 1940 Act, a fundamental policy is one that cannot be changed without the approval of the holders of a majority of each Fund’s outstanding voting securities. A “majority of the Fund’s outstanding voting securities,” when used in this SAI, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.
1. The Fund may not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as each may be amended from time to time except to the extent that the Fund may be permitted to do so by exemptive order, SEC release, no-action letter or similar relief or interpretations (collectively, the “1940 Act Laws, Interpretations and Exemptions”).
2. The Fund may not issue senior securities or borrow money or pledge its assets, except as permitted by the 1940 Act Laws, Interpretations and Exemptions. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed-delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactions similar to any of the foregoing and collateral arrangements with respect thereto, and obligations of the Fund to its Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.
3. The Fund may not buy or sell real estate, except that investment in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
4. The Fund may not buy or sell physical commodities or contracts involving physical commodities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
5. The Fund may not purchase any security if as a result 25% or more of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and except that the Fund may invest more than 25% of the value of its total assets in securities of issuers in the same industry if the index that the Fund seeks to approximate or outperform concentrates in that industry.
6. The Fund may not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.
7. [reserved]
8. Each Fund may make loans, including loans of assets of the Fund, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act Laws, Interpretations and Exemptions. The acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or instruments similar to any of the foregoing will not be considered the making of a loan, and is permitted if consistent with the Fund’s investment objectives.
For purposes of Investment Restriction 1, each Fund will currently not purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund’s total assets, (i) more than 5% of the Fund’s total assets (determined at the time of investment) would be invested in securities of a single issuer and (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer.  With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.
With respect to Investment Restriction 2 above, the 1940 Act permits each Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (A Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act and the rules thereunder requires each Fund to maintain an “asset coverage” of at least 300% of the amount of its borrowings, provided that in the event that the Fund’s asset coverage falls below 300%, the Fund is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund’s net investment income in any given period. Investment Restriction 2 will be interpreted to permit a Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act and the rules thereunder. Notwithstanding the exclusion of derivatives from the limitations of Investment Restriction 2, certain trading practices and investments, such as derivatives transactions, may be treated as senior securities under the 1940 Act. Rule 18f-4 under the 1940 Act provides an exemption from certain limitations on the issuance of senior securities for transactions in derivatives instruments where the Fund complies with the requirements of the rule. Practices and investments that may involve leverage but are not considered to be borrowings or senior securities are not subject to the policy. In addition, Investment Restriction 2 will be interpreted not to prevent investments in derivatives or any collateral arrangements associated therewith, or the Fund’s deferred compensation arrangements with the Trustees.
Investment Restriction 3 prohibits each Fund from buying or selling real estate.  A Fund may invest in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages and mortgage participations) that are secured by real estate or interests therein, or REIT securities.  A Fund may exercise rights relating to real estate securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Investment Restriction 4 prohibits each Fund from buying or selling physical commodities (such as oil or grains) or contracts involving physical commodities, except as permitted by the 1940 Act. The 1940 Act does not prohibit the Fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grans and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, the Fund is limited in the amount of illiquid assets it may purchase. Investment Restriction 4 will be interpreted to permit investments in ETFs that invest in physical and/or financial commodities.
With respect to Investment Restriction 5 relating to concentration the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal business activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The policy in Investment Restriction 5 will be interpreted to refer to concentration as that term may be interpreted from time to time. Investment without limit in securities of the U.S. Government and its agencies or instrumentalities is permitted by the restriction.  Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. In addition, each Fund may invest more than 25% of its total assets in an industry if the index that the Fund seeks to approximate or outperform concentrates in that industry.
Investment Restriction 6 prohibits each Fund from acting as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.  A fund engaging in transactions involving disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. A fund may purchase restricted securities without limit (except to the extent that restricted securities are subject to the limitation on investment in illiquid investments).
With respect to Investment Restriction 8, the 1940 Act does not prohibit a Fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) Investment Restriction 8 permits each Fund to lend its portfolio securities. While lending securities may be a source of income to a Fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected. Investment Restriction 8 also permits a Fund to make loans of money, including loans of money to other PGIM Funds pursuant to an SEC order for exemptive relief.  Investment Restriction 8 will be interpreted not to prevent a Fund from purchasing or investing in debt obligations and loans.

Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Fund’s assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy.
Each Fund’s fundamental investment restrictions will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a restriction provides that an investment practice may be conducted as permitted by the 1940 Act, the restriction will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.
Non-Fundamental Investment Policies
Each Fund's non-fundamental investment policies are as follows:
The Fund may not invest in other registered open-end management investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act. The foregoing investment policy does not restrict the Fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets, or (ii) purchasing the securities of registered investment companies, to the extent otherwise permissible under Section 12(d)(1) of the 1940 Act, or Rule 12d1-4 or 1940 Act Laws, Interpretations and Exemptions.
The Fund may not purchase or otherwise acquire any security if immediately after the acquisition the value of illiquid investments held by the Fund would exceed 15% of the Fund’s net assets except as permitted by 1940 Act Laws, Interpretations and Exemptions. The Fund monitors the portion of the Fund’s net assets that is invested in illiquid investments on an ongoing basis, not only at the time of investment in such securities.
Each Fund’s investment objective is not a fundamental policy.
Each Fund will provide 60 days' written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets (that is, net assets plus borrowings for investment purposes) in the type of investments suggested by the Fund’s name.
Diversification.
Each Fund is currently classified as a “diversified” fund under the 1940 Act. In general, this means that the Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.
INFORMATION ABOUT BOARD MEMBERS AND OFFICERS
Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Ellen S. Alberding 1958 Board Member Portfolios Overseen: 100
Chief Executive Officer and President, The Joyce
Foundation (charitable foundation) (since
2002); formerly Vice Chair, City Colleges of
Chicago (community college system)
(2011-2015); formerly Trustee, National Park
Foundation (charitable foundation for national
park system) (2009-2018); formerly Trustee,
Economic Club of Chicago (2009-2016);
Trustee, Loyola University (since 2018).
		None.	Since September 2013
Kevin J. Bannon 1952 Board Member Portfolios Overseen: 101
Retired; formerly Managing Director (April
2008-May 2015) and Chief Investment Officer
(October 2008-November 2013) of Highmount
Capital LLC (registered investment adviser);
formerly Executive Vice President and Chief
Investment Officer (April 1993-August 2007) of
Bank of New York Company; formerly President
(May 2003-May 2007) of BNY Hamilton Family
of Mutual Funds.
		Director of Urstadt Biddle Properties (equity real estate investment trust) (September 2008-August 2023).	Since July 2008
Linda W. Bynoe 1952 Board Member Portfolios Overseen: 98
President and Chief Executive Officer (since
March 1995) and formerly Chief Operating
Officer (December 1989-February 1995) of
Telemat Limited LLC (formerly Telemat Ltd)
(management consulting); formerly Vice
President (January 1985-June 1989) at Morgan
Stanley & Co. (broker-dealer).

Trustee of Equity Residential (residential real
estate) (since December 2009); Director of
Northern Trust Corporation (financial services)
(since April 2006); formerly Director of Anixter
International, Inc. (communication products
distributor) (January 2006-June 2020).
Since March 2005
Barry H. Evans 1960 Board Member Portfolios Overseen: 101
Retired; formerly President (2005-2016), Global
Chief Operating Officer (2014-2016), Chief
Investment Officer - Global Head of Fixed
Income (1998-2014), and various portfolio
manager roles (1986-2006), Manulife Asset
Management (asset management).

Formerly Director, Manulife Trust Company
(2011-2018); formerly Director, Manulife Asset
Management Limited (2015-2017); formerly
Chairman of the Board of Directors of Manulife
Asset Management U.S. (2005-2016); formerly
Chairman of the Board, Declaration Investment
Management and Research (2008-2016).
Since September 2017
Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 101
Retired; formerly Member (November
2014-September 2022) of the Governing Council
of the Independent Directors Council (IDC)
(organization of independent mutual fund
directors); formerly Executive Committee of the
IDC Board of Governors (October
2019-December 2021); formerly President and
Chief Executive Officer (2005-2012), Senior Vice
President (2004-2005), Senior Vice President of
Sales and Marketing (1997-2004), and various
executive management positions (1990-1997),
John Hancock Funds, LLC (asset management);
formerly Chairman, Investment Company
Institute’s Sales Force Marketing Committee
(2003-2008).
		None.	Since September 2013
Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 98
A. Barton Hepburn Professor Emerita of
Economics in the Faculty of Business, Columbia
Business School (since 2018); Visiting Fellow at
the Hoover Institution, Stanford University
(since 2015); Sole Member, ReidCourt LLC
(since 2008) (a consulting firm); formerly
Visiting Professor of Law, Stanford Law School
(2015-2021); formerly A. Barton Hepburn
Professor of Economics in the Faculty of
Business, Columbia Business School
(1996-2017); formerly Managing Director,
Global Head of Alternative Investment
Strategies, Deutsche Bank (2006-2008).

Independent Director, Andela (since January
2022) (global talent network); Independent
Director, Roku (since December 2020)
(communication services); formerly Independent
Director, Synnex Corporation (2019-2021)
(information technology); formerly Independent
Director, Kabbage, Inc. (2018-2020) (financial
services); formerly Independent Director,
Corporate Capital Trust (2017-2018) (a
business development company).
Since September 2017

Independent Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Brian K. Reid 1961 Board Member Portfolios Overseen: 101
Retired; formerly Chief Economist for the
Investment Company Institute (ICI)
(2005-2017); formerly Senior Economist and
Director of Industry and Financial Analysis at
the ICI (1998-2004); formerly Senior Economist,
Industry and Financial Analysis at the ICI
(1996-1998); formerly Staff Economist at the
Federal Reserve Board (1989-1996); formerly
Director, ICI Mutual Insurance Company
(2012-2017).
		None.	Since March 2018
Grace C. Torres 1959 Board Member Portfolios Overseen: 101
Retired; formerly Treasurer and Principal
Financial and Accounting Officer of the PGIM
Funds, Target Funds, Advanced Series Trust,
Prudential Variable Contract Accounts and The
Prudential Series Fund (1998-June 2014);
Assistant Treasurer (March 1999-June 2014)
and Senior Vice President (September
1999-June 2014) of PGIM Investments LLC;
Assistant Treasurer (May 2003-June 2014) and
Vice President (June 2005-June 2014) of AST
Investment Services, Inc.; Senior Vice President
and Assistant Treasurer (May 2003-June 2014)
of Prudential Annuities Advisory Services, Inc.
		Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank; formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank.	Since November 2014

Interested Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 101
President, Chief Executive Officer, Chief
Operating Officer and Officer in Charge of PGIM
Investments LLC (formerly known as Prudential
Investments LLC) (since January 2012);
President and Principal Executive Officer
(“PEO”) (since December 2023) of the PGIM
Credit Income Fund; President and PEO (since
September 2022) of the PGIM Private Credit
Fund; President and PEO (since March 2022) of
the PGIM Private Real Estate Fund, Inc.;
formerly Executive Vice President of Jennison
Associates LLC and Head of Retail Distribution
of PGIM Investments LLC (June 2005-December
2011); Investment Company Institute - Board of
Governors (since May 2012).
		None.	Since January 2012

Interested Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 101
Executive Vice President (since May 2009) of
PGIM Investments LLC; Vice President (since
June 2012) of Prudential Investment
Management Services LLC; Executive Vice
President (since September 2009) of AST
Investment Services, Inc.; Senior Vice President
of Product Development and Marketing, PGIM
Investments (since February 2006); Vice
President (since December 2023) of the PGIM
Credit Income Fund; Vice President (since
September 2022) of the PGIM Private Credit
Fund; Vice President (since March 2022) of the
PGIM Private Real Estate Fund, Inc.; formerly
Vice President of Product Development and
Product Management, PGIM Investments LLC
(2003-2006).
		None.	Since March 2010

Fund Officers (a)
Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo 1974 Chief Legal Officer
Chief Legal Officer (since December 2023) of the PGIM Credit Income Fund; Chief Legal Officer (since
September 2022) of the PGIM Private Credit Fund; Chief Legal Officer (since July 2022) of the PGIM Private
Real Estate Fund, Inc.; Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC
(since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief
Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January
2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice
President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin
Brown & Wood LLP (1999-2004).
Since December 2005
Andrew Donohue 1972 Chief Compliance Officer
Chief Compliance Officer (since May 2023) of the PGIM Funds, Target Funds, PGIM ETF Trust, PGIM Global High
Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., PGIM Short Duration High Yield Opportunities Fund,
Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Private Credit Fund,
PGIM Private Real Estate Fund, Inc.; Chief Compliance Officer of AST Investment Services, Inc. (since October
2022); Vice President, Chief Compliance Officer of PGIM Investments LLC (since September 2022); Chief
Compliance Officer (since December 2023) of the PGIM Credit Income Fund; formerly various senior compliance roles within Principal Global Investors, LLC., global asset management for Principal Financial (2011-2022), most recently as Global Chief Compliance Officer (2016-2022).
Since May 2023
Andrew R. French 1962 Secretary
Vice President (since December 2018) of PGIM Investments LLC; Secretary (since December 2023) of the PGIM
Credit Income Fund; Secretary (since September 2022) of the PGIM Private Credit Fund; Secretary (since March
2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President and Corporate Counsel (2010-2018)
of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant
Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January
2007) of Prudential Mutual Fund Services LLC.
Since October 2006
Melissa Gonzalez 1980 Assistant Secretary
Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant
Secretary (since August 2020) of PGIM Investments LLC; Assistant Secretary (since December 2023) of the
PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund;
Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director and
Corporate Counsel (March 2014-September 2018) of Prudential.
Since March 2020
Patrick E. McGuinness 1986 Assistant Secretary
Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate
Counsel (since February 2017) of Prudential; Assistant Secretary (since December 2023) of the PGIM Credit
Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary
(since March 2022) of the PGIM Private Real Estate Fund, Inc.
Since June 2020
Debra Rubano 1975 Assistant Secretary
Vice President and Corporate Counsel (since November 2020) of Prudential; Assistant Secretary (since
December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM
Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc; formerly
Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary
of numerous funds in the Allianz fund complex (2015-2020).
Since December 2020

Fund Officers(a)
Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
George Hoyt 1965 Assistant Secretary
Vice President and Corporate Counsel of Prudential (since September 2023); formerly Associate General
Counsel of Franklin Templeton and Secretary and Chief Legal Officer of certain funds in the Franklin Templeton complex (2020- 2023) and Managing Director (2016-2020) and Associate General Counsel for Legg Mason,
Inc. and its predecessors (2004-2020).
Since December 2023
Devan Goolsby 1991 Assistant Secretary
Vice President and Corporate Counsel of Prudential (since May 2023); formerly Associate at Eversheds
Sutherland (US) LLP (2021-2023); Compliance Officer at Bloomberg LP (2019-2021); and an Examiner at the
Financial Industry Regulatory Authority (2015-2019)
Since December 2023
Kelly A. Coyne 1968 Assistant Secretary
Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010); Assistant Secretary
(since December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the
PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.
Since March 2015
Christian J. Kelly 1975 Chief Financial Officer
Vice President, Global Head of Fund Administration of PGIM Investments LLC (since November 2018); Chief
Financial Officer (since March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced
Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Chief Financial Officer (since
December 2023) of the PGIM Credit Income Fund; Chief Financial Officer of PGIM Private Credit Fund (since
September 2022); Chief Financial Officer of PGIM Private Real Estate Fund, Inc. (since July 2022); formerly
Treasurer and Principal Financial Officer (January 2019- March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar
Fund; formerly Treasurer and Principal Financial Officer (March 2022 – July 2022) of the PGIM Private Real
Estate Fund, Inc.; formerly Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer
and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting,
Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche
LLP (1998-2007).
Since January 2019
Russ Shupak 1973 Treasurer and Principal Accounting Officer
Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting
Officer of PGIM Investments mutual funds, closed end funds and ETFs (since March 2023); Treasurer and
Principal Accounting Officer (since December 2023) of the PGIM Credit Income Fund; Treasurer and Principal
Accounting Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer (since
September 2022) of the PGIM Private Credit Fund; formerly Assistant Treasurer (March 2022 – July 2022) of the
PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of Advanced Series Trust Portfolios, Prudential Series
Funds and Prudential Gibraltar Fund (since October 2019);  formerly Director (2013-2017) within PGIM
Investments Fund Administration.
Since October 2019
Lana Lomuti 1967 Assistant Treasurer
Vice President (since 2007) within PGIM Investments Fund Administration; formerly Assistant Treasurer
(December 2007-February 2014) of The Greater China Fund, Inc.; formerly Director (2005-2007) within PGIM
Investments Fund Administration.
Since April 2014
Deborah Conway 1969 Assistant Treasurer
Vice President (since 2017) within PGIM Investments Fund Administration; Assistant Treasurer (since
December 2023) of the PGIM Credit Income Fund; Assistant Treasurer (since September 2022) of the PGIM
Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.;
formerly Director (2007-2017) within PGIM Investments Fund Administration.
Since October 2019
Elyse M. McLaughlin 1974 Assistant Treasurer
Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting
Officer of the Advanced Series Trust, the Prudential Series Fund and the Prudential Gibraltar Fund (since
March 2023); Assistant Treasurer (since December 2023) of the PGIM Credit Income Fund; Treasurer and
Principal Accounting Officer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer
(since March 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of PGIM Investments
mutual funds, closed end funds and ETFs (since October 2019); formerly Director (2011-2017) within PGIM
Investments Fund Administration.
Since October 2019
Robert W. McCormack 1973 Assistant Treasurer
Vice President (since 2019) within PGIM Investments Fund Administration; Assistant Treasurer (since March
2023) of PGIM Investments mutual funds, closed end funds, ETFs, Advanced Series Trust Portfolios, Prudential
Series Funds and Prudential Gibraltar Fund; Assistant Treasurer (since December 2023) of the PGIM Credit
Income Fund; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer
(since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director (2016-2019) within PGIM
Investments Fund Administration; formerly Vice President within Goldman, Sachs & Co. Investment
Management Controllers (2008-2016), Assistant Treasurer of Goldman Sachs Family of Funds (2015-2016).
Since March 2023
Kelly Florio 1978 Anti-Money Laundering Compliance Officer
Vice President, Corporate Compliance, Global Compliance Programs and Compliance Risk Management (since
December 2021) of Prudential; formerly Head of Fraud Risk Management (October 2019-December 2021) at
New York Life Insurance Company; formerly Head of Key Risk Area Operations (November 2018-October 2019),
Director of the US Anti-Money Laundering Compliance Unit (2009-2018) and Bank Loss Prevention Associate
(2006-2009) at MetLife.
Since June 2022
(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:
◾
Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
◾
Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
◾
There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.
◾
“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.
◾
“Portfolios Overseen” includes such applicable investment companies managed by PGIM Investments LLC and overseen by the Board Member. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Mutual Funds, Target Funds, PGIM ETF Trust, PGIM Private Real Estate Fund, Inc., PGIM Private Credit Fund, PGIM Credit Income Fund, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential's Gibraltar Fund, Inc. and the Advanced Series Trust.
◾
As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.
COMPENSATION OF BOARD MEMBERS AND OFFICERS. Pursuant to a management agreement PIP 2, on behalf of the Fund, the Manager pays all compensation of Fund Officers and employees as well as the fees and expenses of all Interested Board Members.
The Fund pay each Independent Board Member annual compensation in addition to certain out-of-pocket expenses. Independent Board Members who serve on Board Committees may receive additional compensation. The amount of annual compensation paid to each Independent Board Member may change as a result of the introduction of additional funds on whose Boards the Board Member may be asked to serve.
Independent Board Members may defer receipt of their fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrue deferred Board Members' fees daily which, in turn, accrue interest at a rate equivalent to the prevailing rate of 90-day U.S. Treasury Bills at the beginning of each calendar quarter or at the daily rate of return of any mutual fund managed by PGIM Investments chosen by the Board Member. Payment of the interest so accrued is also deferred and becomes payable at the option of the Board Member. The obligation to make payments of deferred Board Members' fees, together with interest thereon, is a general obligation of the Fund. The Fund does not have a retirement or pension plan for Board Members.
The following table sets forth the aggregate compensation paid by the Fund for the most recently completed fiscal year to the Independent Board Members for service on the Board, and the Board of any other investment company in the Fund Complex for the most recently completed calendar year. Board Members and officers who are “interested persons” of the Fund (as defined in the 1940 Act) do not receive compensation from PGIM Investments-managed funds and therefore are not shown in the following table.
Name	Aggregate Fiscal Year Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex for Most Recent Calendar Year*
Compensation Received by Independent Board Members
Ellen S. Alberding***	$7,617	None	None	$332,000* (33/97)**
Kevin J. Bannon	$7,610	None	None	$312,000* (33/98)**
Linda W. Bynoe	$7,617	None	None	$332,000* (30/95)**
Barry Evans***	$7,723	None	None	$341,500* (32/98)**
Keith F. Hartstein	$7,807	None	None	$406,000* (33/98)**
Laurie Simon Hodrick***	$7,610	None	None	$316,000* (29/95)**
Brian Reid	$7,723	None	None	$330,500* (32/98)**
Grace C. Torres	$7,723	None	None	$345,500* (32/98)**
Explanatory Notes to Board Member Compensation Tables
* Compensation relates to portfolios that were in existence for any period during 2022.
** Number of funds and portfolios represent those in existence as of December 31, 2022, and excludes funds that have merged or liquidated during the year. Additionally, the number of funds and portfolios includes those which are approved as of December 31, 2022, however, may commence operations after that date. No compensation is paid out from such funds/portfolios.
*** Under the deferred fee agreement for the PGIM Investments-managed funds, certain Board Members have elected to defer all or part of their total compensation. The amount of compensation deferred during the calendar year ended December 31, 2022, amounted to $316,600, $353,170, and $302,650 for Ms. Alberding, Mr. Evans, and Ms. Hodrick, respectively. Under the deferred fee arrangement, these amounts are deposited into a trust held for the benefit of participating Board Members and are not continuing obligations of the Fund.
BOARD COMMITTEES. The Board has established four standing committees in connection with Fund governance—Audit, Nominating and Governance, Investment, and Compliance. Information on the membership of each standing committee and its functions is set forth below.

Audit Committee: The Board has determined that each member of the Audit Committee is not an “interested person” as defined in the 1940 Act. The responsibilities of the Audit Committee are to assist the Board in overseeing the Fund independent registered public accounting firm, accounting policies and procedures and other areas relating to the Fund auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the independent registered public accounting firm directly to the Fund. The Audit Committee is also responsible for pre-approving permitted services to be provided by the independent registered public accounting firm to (1) the Manager and (2) any entity in a control relationship with the Manager that provides ongoing services to the Fund, provided that the engagement of the independent registered public accounting firm relates directly to the operation and financial reporting of the Fund. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent registered public accounting firm's responsibility to plan and carry out an audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). The number of Audit Committee meetings held during the Fund most recently completed fiscal year is set forth in the table below.
The membership of the Audit Committee is set forth below:
Grace Torres (Chair)
Barry Evans
Keith Hartstein (ex-officio)
Laurie Simon Hodrick
Brian Reid
Nominating and Governance Committee: The Nominating and Governance Committee of the Board is responsible for nominating Board Members and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act. The number of Nominating and Governance Committee meetings held during the Fund most recently completed fiscal year is set forth in the table below. The Nominating and Governance Committee Charter is available on the Fund website.
The membership of the Nominating and Governance Committee is set forth below:
Kevin Bannon (Chair)
Ellen Alberding
Linda Bynoe
Keith Hartstein (ex-officio)
Investment Committees: The Board of each fund in the PGIM retail mutual funds and exchange-traded funds complex has formed joint committees to review the performance of each fund in the Fund Complex. The Gibraltar Investment Committee reviews the performance of each fund that is subadvised by Jennison Associates LLC, PGIM Quantitative Solutions LLC, PGIM DC Solutions LLC, and PGIM Wadhwani LLP. The Dryden Investment Committee reviews the performance of each fund that is subadvised by PGIM Fixed Income, PGIM Real Estate (each of which is a business unit of PGIM, Inc.), PGIM Limited and PGIM Real Estate (UK) Limited. In addition, the Dryden Investment Committee reviews the performance of the closed-end funds. Each committee meets at least four times per year and reports the results of its review to the full Board of each fund at each regularly scheduled Board meeting. Every Independent Board Member sits on one of the two committees.
The number of Gibraltar Investment Committee or Dryden Investment Committee meetings, as applicable, held during the Fund's most recently completed fiscal year is set forth in the table below.
The membership of the Gibraltar Investment Committee and the Dryden Investment Committee is set forth below:

Gibraltar Investment Committee
Laurie Simon Hodrick (Chair)
Ellen Alberding
Linda Bynoe
Keith Hartstein (ex-officio)
Grace Torres
Dryden Investment Committee
Barry Evans (Chair)
Kevin Bannon
Keith Hartstein (ex-officio)
Brian Reid

Compliance Committee. The Compliance Committee serves as the liaison between the Board and the Fund Chief Compliance Officer (“CCO”). In its role as liaison, the Compliance Committee assists the Board in overseeing compliance matters and administration. The Compliance Committee's responsibilities include, among other matters, considering any material compliance matter reported by the CCO between meetings of the Board and receiving reports on any investigations into matters within the Committee's scope of responsibilities.
The number of Compliance Committee meetings held during the Fund most recently completed fiscal year is set forth in the table below.
The membership of the Compliance Committee is set forth below:
Brian Reid (Chair)
Barry Evans
Keith Hartstein (ex-officio)
Grace Torres
Board Committee Meetings (for most recently completed fiscal year)
Audit Committee	Nominating & Governance Committee	Dryden & Gibraltar Investment Committees	Compliance Committee
4	4	4	4
LEADERSHIP STRUCTURE AND QUALIFICATIONS OF BOARD MEMBERS. The Board is responsible for oversight of the Fund. The Fund has engaged the Manager to manage the Fund on a day-to-day basis. The Board oversees the Manager and certain other principal service providers in the operations of the Fund. The Board is currently composed of ten members, eight of whom are Independent Board Members. The Board meets in-person at regularly scheduled meetings four times throughout the year. In addition, the Board Members may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the Board has established four standing committees—Audit, Nominating and Governance, Investment and Compliance—and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Board Members have also engaged independent legal counsel to assist them in fulfilling their responsibilities.
The Board is chaired by an Independent Board Member. As Chair, this Independent Board Member leads the Board in its activities. Also, the Chair acts as a member or as an ex-officio member of each standing committee and any ad hoc committee of the Board. The Board Members have determined that the Board's leadership and committee structure is appropriate because the Board believes it sets the proper tone to the relationships between the Fund, on the one hand, and the Manager, the subadviser(s) and certain other principal service providers, on the other, and facilitates the exercise of the Board's independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees.
The Board has concluded that, based on each Board Member's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members, each Board Member should serve as a Board Member. Among other attributes common to all Board Members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Fund, and to exercise reasonable business judgment in the performance of their duties as Board Members. In addition, the Board has taken into account the actual service and commitment of the Board Members during their tenure in concluding that each should continue to serve. A Board Member's ability to perform his or her duties effectively may have been attained through a Board Member's educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board Member of the Fund, other funds in the Fund Complex, public companies, or non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board Member that led the Board to conclude that he or she should serve as a Board Member.
Ellen S. Alberding. Ms. Alberding joined the Board of the Fund and other funds in the Fund Complex in 2013. Ms. Alberding has over 30 years of experience in the non-profit sector, including over 20 years as the president of a charitable foundation, where she oversees multiple investment managers. Ms. Alberding also served as a Trustee of the Aon Funds from 2000 to 2003.
Kevin J. Bannon. Mr. Bannon joined the Board of the Fund and other funds in the Fund Complex in 2008. Mr. Bannon has held senior executive positions in the financial services industry, including serving as a senior executive of asset management firms, for over 25 years.
Linda W. Bynoe. Ms. Bynoe has been a Board Member of the Fund and other funds in the Fund Complex since 2005, having served on the boards of other mutual fund complexes since 1993. She has worked in the financial services industry over 20 years, has over 30 years of experience as a management consultant and serves as a Director of financial services and other complex global corporations.

Barry H. Evans. Mr. Evans joined the Board of the Fund and other funds in the Fund Complex in 2017. Mr. Evans has held senior executive positions and various portfolio manager roles in an asset management firm for 30 years.
Keith F. Hartstein. Mr. Hartstein joined the Board of the Fund and other funds in the Fund Complex in 2013. Mr. Hartstein has worked in the asset management industry for 30 years and served as a senior executive in an asset management firm.
Laurie Simon Hodrick. Ms. Hodrick joined the Board of the Fund and other funds in the Fund Complex in 2017. Ms. Hodrick brings more than 30 years of experience as a finance academic, practitioner, and consultant.
Brian K. Reid. Mr. Reid joined the Board of the Fund and the other funds in the Fund Complex in 2018.  Mr. Reid has more than 30 years of experience in economics and related fields, including serving as Chief Economist for the Investment Company Institute (“ICI”) for 13 years.
Grace C. Torres. Ms. Torres joined the Board of the Fund and other funds in the Fund Complex in 2014. Ms. Torres formerly served as Treasurer and Principal Financial and Accounting Officer for the Fund and other funds in the Fund Complex for 16 years and held senior positions with the Manager from 1999 to 2014. In addition, Ms. Torres is a certified public accountant (“CPA”).
Stuart S. Parker. Mr. Parker, who has served as an Interested Board Member and President of the Fund and the other funds in the Fund Complex since 2012, is President, Chief Operating Officer and Officer-in-Charge of PGIM Investments and several of its affiliates that provide services to the Fund and has held senior positions in PGIM Investments since 2005.
Scott E. Benjamin. Mr. Benjamin, an Interested Board Member of the Fund and other funds in the Fund Complex since 2010, has served as a Vice President of the Fund and other funds in the Fund Complex since 2009 and has held senior positions in PGIM Investments since 2003.
Specific details about each Board Member's professional experience appear in the professional biography tables, above.
Risk Oversight. Investing in general and the operation of a mutual fund involve a variety of risks, such as investment risk, illiquidity risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Fund. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Manager, subadvisers, the Fund Chief Compliance Officer, the Fund independent registered public accounting firm, counsel, and internal auditors of the Manager or its affiliates, as appropriate, regarding risks faced by the Fund and the risk management programs of the Manager and certain service providers. The actual day-to-day risk management with respect to the Fund resides with the Manager and other service providers to the Fund. Although the risk management policies of the Manager and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Fund can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Fund or the Manager, its affiliates or other service providers.
Selection of Board Member Nominees. The Nominating and Governance Committee is responsible for considering nominees for Board Members at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board Members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.
A shareholder who wishes to recommend a board member for nomination should submit his or her recommendation in writing to the Chair of the Board or the Chair of the Nominating and Governance Committee, in either case in care of the specified Fund(s), at 655 Broad Street, 6th Floor, Newark, New Jersey 07102-4410. At a minimum, the recommendation should include: the name, address and business, educational and/or other pertinent background of the person being recommended; a statement concerning whether the person is an “interested person” as defined in the 1940 Act; any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held. The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.
Shareholders should note that a person who owns securities issued by Prudential (the parent company of the Fund Manager) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential or its subsidiaries, with registered broker-dealers, or with the Fund outside legal counsel may cause a person to be deemed an “interested person.” Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board Members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.
Share Ownership. Information relating to each Board Member's Fund share ownership and in all registered funds in the PGIM Investments-advised funds that are overseen by the respective Board Member as of the most recently completed calendar year is set forth in the chart below.
Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Board Member in Fund Complex
Board Member Share Ownership: Independent Board Members
Ellen S. Alberding	None	Over $100,000
Kevin J. Bannon	None	Over $100,000
Linda W. Bynoe	None	Over $100,000
Barry H. Evans	None	Over $100,000
Keith F. Hartstein	None	Over $100,000
Laurie Simon Hodrick	$50,001-$100,000 (PGIM Quant Solutions Commodity Strategies Fund)	Over $100,000
Brian K. Reid	None	Over $100,000
Grace C. Torres	None	Over $100,000
Board Member Share Ownership: Interested Board Members
Stuart S. Parker	None	Over $100,000
Scott E. Benjamin	None	Over $100,000
None of the Independent Board Members, or any member of his/her immediate family, owned beneficially or of record any securities in an investment adviser or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund as of the most recently completed calendar year.
Shareholder Communications with Board Members. Shareholders can communicate directly with Board Members by writing to the Chair of the Board, c/o the Fund, 655 Broad Street, 6th Floor, Newark, New Jersey 07102-4410. Shareholders can communicate directly with an individual Board Member by writing to that Board Member, c/o the Fund, 655 Broad Street, 6th Floor, Newark, New Jersey 07102-4410. Such communications to the Board or individual Board Members are not screened before being delivered to the addressee.
MANAGEMENT & ADVISORY ARRANGEMENTS
MANAGER. The Manager’s address is 655 Broad Street, Newark, New Jersey 07102-4410. The Manager serves as manager to all of the other investment companies that, together with the Fund, comprise the PGIM Funds. See the Prospectus for more information about PGIM Investments LLC (“PGIM Investments”). As of October 31, 2023, the Manager served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $272.2 billion.
The Manager is a wholly-owned subsidiary of PIFM Holdco, LLC, which is a wholly-owned subsidiary of PGIM Holding Company LLC, which is a wholly-owned subsidiary of Prudential. PMFS, an affiliate of PGIM Investments, serves as the transfer agent and dividend distribution agent for the PGIM Funds and, in addition, provides customer service, record keeping and management and administrative services to qualified plans.

Pursuant to a management agreement with PIP 2 on behalf of the Fund  (the “Management Agreement”), PGIM Investments, subject to the supervision of the Board and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Fund. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Fund. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. PGIM Investments will review the performance of the subadviser(s) and make recommendations to the Board with respect to the retention of subadvisers and the renewal of contracts. The Manager also administers the Fund corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund custodian (the “Custodian”) and PMFS. The management services of PGIM Investments to the Fund are not exclusive under the terms of the Management Agreement and PGIM Investments is free to, and does, render management services to others.
PGIM Investments may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Fund. Fee waivers and subsidies will increase the Fund total return. These voluntary waivers may be terminated at any time without notice. To the extent that PGIM Investments agrees to waive its fee or subsidize the Fund expenses, it may enter into a relationship agreement with the subadviser to share the economic impact of the fee waiver or expense subsidy.
In connection with its management of the corporate affairs of the Fund, PGIM Investments bears the following expenses:
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the salaries and expenses of all of its and the Fund personnel except the fees and expenses of Independent Board Members;
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all expenses incurred by the Manager or the Fund in connection with managing the ordinary course of the Fund business, other than those assumed by the Fund as described below; and
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the fees, costs and expenses payable to any subadviser pursuant to a subadvisory agreement between PGIM Investments and such subadviser.
Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses:
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the fees and expenses incurred by the Fund in connection with the management of the investment and reinvestment of the Fund assets payable to the Manager;
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the fees and expenses of Independent Board Members;
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the fees and certain expenses of the Custodian and transfer and dividend disbursing agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund shares;
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the charges and expenses of the Fund legal counsel and independent auditors and of legal counsel to the Independent Board Members;
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brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with securities (and futures, if applicable) transactions;
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all taxes and corporate fees payable by the Fund to governmental agencies;
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the fees of any trade associations of which the Fund may be a member;
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the cost of share certificates representing, and/or non-negotiable share deposit receipts evidencing, shares of the Fund;
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the cost of fidelity, directors and officers and errors and omissions insurance;
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the fees and expenses involved in registering and maintaining registration of the Fund and of Fund shares with the SEC and paying notice filing fees under state securities laws, including the preparation and printing of the Fund registration statements and prospectuses for such purposes; allocable communications expenses with respect to investor services and all expenses of shareholders' and Board meetings and of preparing, printing and mailing reports and notices to shareholders; and
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litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund business and distribution and service (12b-1) fees.
The Management Agreement provides that PGIM Investments will not be liable for any error of judgment by PGIM Investments or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence or reckless disregard of duties. The Management Agreement provides that it will terminate automatically if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either PGIM Investments or the Fund by the Board or vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) upon not more than 60 days', nor less than 30 days', written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.
Fees payable under the Management Agreement are computed daily and paid monthly. The applicable fee rate and the management fees received by PGIM Investments from the Fund for the indicated fiscal years are set forth below.

Management Fee Rates
Fund Name	Fee Rate
PGIM Quant Solutions Mid-Cap Index Fund	Effective December 11, 2023: 0.25% of average daily net assetsPrior to December 11, 2023: 0.50% of average daily net assets

Management Fees Paid by the PGIM Quant Solutions Mid-Cap Index Fund
	2023	2022	2021
Gross Fee	$65,958	$94,772	$139,311
Amount Waived/ Reimbursed by PGIM Investments	$(96,461)	$(76,147)	$(32,562)
Net Fee	$(30,503)	$18,625	$106,749
Note:  For the fiscal years shown above, PGIM Investments contractually agreed to waive fees and/or reimburse certain expenses.  The “gross fee” shown above is the fee amount that PGIM Investments earned from the Fund without reflecting the impact of the contractual fee waiver/reimbursement arrangement.  The “net fee” reflects the impact of the contractual fee waiver and is the actual fee amount paid by the Fund, if any, to PGIM Investments.
SUBADVISORY ARRANGEMENTS. The Manager has entered into subadvisory agreements (“Subadvisory Agreements”) with the Fund subadvisers. The Subadvisory Agreements provide that the subadvisers will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisers are obligated to keep certain books and records of the Fund. Under the Subadvisory Agreements, the subadvisers, subject to the supervision of PGIM Investments are responsible for managing the assets of the Fund in accordance with the Fund investment objectives, investment program and policies. The subadvisers determine what securities and other instruments are purchased and sold for the Fund and are responsible for obtaining and evaluating financial data relevant to the Fund. PGIM Investments continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises each subadviser's performance of such services.
As discussed in the Prospectus, PGIM Investments employs the subadvisers under a “manager of managers” structure that allows PGIM Investments to replace a subadviser or amend a Subadvisory Agreement without seeking shareholder approval. The Subadvisory Agreements provide that they will terminate in the event of their assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreements may be terminated by the Fund, PGIM Investments, or the subadviser upon not more than 60 days’ nor less than 30 days’ written notice. The Subadvisory Agreements provide that they will continue in effect for a period of not more than two years from their execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. Any new subadvisory agreement or amendment to the Fund’s Management Agreement or Subadvisory Agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by the Fund will be submitted to the Fund’s shareholders for their approval. PGIM Investments does not currently intend to retain unaffiliated subadvisers.
The applicable fee rate and the subadvisory fees paid by PGIM Investments for the indicated fiscal years are set forth below. Subadvisory fees are based on the average daily net assets of the Fund, calculated and paid on a monthly basis, at the fee rate as set forth in the Subadvisory Agreements. Subadvisory fees are paid by PGIM Investments out of the management fee that it receives from the Fund.
Fund Subadvisers & Fee Rates
Fund Name	Subadviser	Fee Rate
PGIM Quant Solutions Mid-Cap Index Fund	PGIM Quantitative Solutions LLC	Effective December 11, 2023: 0.10% of average daily net assetsPrior to December 11, 2023: 0.35% of average daily net assets

Subadvisory Fees Paid by PGIM Investments: PGIM Quant Solutions Mid-Cap Index Fund
2023	2022	2021
$46,171	$66,341	$97,517
Management & Subadvisory Fees for Managing the Cayman Subsidiary:
Management Fees. The Cayman Subsidiary has entered into a separate Management Agreement with PGIM Investments whereby PGIM Investments provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by PGIM Investments to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary pays PGIM Investments a monthly fee at the annual rate of 0.40% of the average daily net assets of the Cayman Subsidiary. However, PGIM Investments has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Cayman Subsidiary.
Subadvisory Fees. PGIM Investments also has entered into a Subadvisory Agreement with PGIM Quantitative Solutions LLC relating to the Cayman Subsidiary. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Cayman Subsidiary. The subadviser provides substantially similar services to the services provided to the Fund as discussed above. PGIM Investments has responsibility for all investment advisory services pursuant to the Management Agreement with the Cayman Subsidiary and supervises the subadviser’s performance of such services.
 PGIM Investments pays PGIM Quantitative Solutions LLC a monthly fee at the annual rate of 0.25% of the Cayman Subsidiary's average daily net assets. The subadviser may voluntarily waive a portion of its fees from time to time.
 Note: The Cayman Subsidiary (and not PGIM Quantitative Solutions LLC or PGIM Investments) bears all third-party exchange and regulatory fees due in connection with the execution and clearing of commodities futures transactions initiated on behalf of the Cayman Subsidiary.
THE FUND’S PORTFOLIO MANAGERS: INFORMATION ABOUT OTHER ACCOUNTS MANAGED
The table below identifies the number and total assets of other registered investment companies and other types of investment accounts managed by each portfolio manager. For each category, the number of investment accounts and total assets in the investment accounts whose fees are based on performance, if any, is indicated in italics typeface. Information shown below is as of the Fund’s most recently completed fiscal year, unless noted otherwise.
Other Funds and Investment Accounts Managed by the Portfolio Managers
Fund	Subadviser	Portfolio Managers	Registered Investment Companies*/ Total Assets	Other Pooled Investment Vehicles*/ Total Assets	Other Accounts*/ Total Assets
PGIM Quant Solutions Mid-Cap Index Fund	PGIM Quantitative Solutions LLC	Stacie L. Mintz, CFA**	43/$31,134,102,765	17/$3,304,831,026	43/$14,436,777,818 8/$1,787,213,600
		Edward J. Lithgow, CFA**	26/$25,473,047,981	9/$2,721,208,371	33/$12,667,806,919 4/$523,677,156
* Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).
“ PGIM Quantitative Solutions LLC Other Pooled Investment Vehicles” includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. “ PGIM Quantitative Solutions LLC Other Accounts” includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.
** Information is as of September 30, 2023.
THE FUNDS’ PORTFOLIO MANAGERS: PERSONAL INVESTMENTS AND FINANCIAL INTERESTS
The table below identifies the dollar value (in ranges) of investments beneficially held by, and financial interests awarded to, each portfolio manager, if any, in the Fund and in other investment accounts managed by, or which have an individual portion or sleeve managed by, each portfolio manager that utilize investment strategies, objectives and policies similar to the Fund. Information shown below is as of the Fund’s most recently completed fiscal year, unless noted otherwise.
Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies*
PGIM Quantitative Solutions LLC	Stacie L. Mintz, CFA**	$10,001 - $50,000
	Edward J. Lithgow, CFA**	$1 - $10,000

PGIM Quantitative Solutions LLC
*“Investments and Other Financial Interests in the Fund and Similar Strategies” include the indicated Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies include other PGIM funds, insurance company separate accounts, and collective and commingled trusts.  “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan.  “Other Financial Interests” include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional’s long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies.
The dollar ranges for each Portfolio Manager's investment in the Fund is as follows: Stacie L. Mintz, CFA: $10,001 - $50,000; and Edward J. Lithgow, CFA: $1 - $10,000.
** Information is as of September 30, 2023.
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS—COMPENSATION AND CONFLICTS OF INTEREST. Set forth below is an explanation of the structure of, and methods used to determine, portfolio manager compensation. Also set forth below is an explanation of any material conflicts of interest that may arise between a portfolio manager's management of the Fund's investments and investments in other accounts.
PGIM QUANTITATIVE SOLUTIONS LLC (“PGIM Quantitative Solutions”)
COMPENSATION. PGIM Quantitative Solutions’ investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and an annual long-term incentive grant. PGIM Quantitative Solutions regularly utilizes third party surveys to compare its compensation program against leading asset management firms to monitor competitiveness.
An investment professional’s incentive compensation, including both the annual cash bonus and long-term incentive grant, is largely driven by a person’s contribution to PGIM Quantitative Solutions’ goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters, as well as such person’s qualitative contributions to the organization. An investment professional’s long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is based on the performance of certain PGIM Quantitative Solutions strategies, and (ii) 20% of the value of the grant consists of restricted stock of Prudential Financial, Inc. (PGIM Quantitative Solutions’ ultimate parent company). Both such values are subject to increase or decrease. The long-term incentive grants are subject to vesting requirements. The incentive compensation of each investment professional is not based solely or directly on the performance of the Fund (or any other individual account managed by PGIM Quantitative Solutions) or the value of the assets of the Fund (or any other individual account managed by PGIM Quantitative Solutions).
The annual cash bonus pool is determined quantitatively based on two primary factors: 1) investment performance of composites representing PGIM Quantitative Solutions’ various investment strategies on a 1-year and 3-year basis relative to appropriate market peer groups and the indices against which PGIM Quantitative Solutions’ strategies are managed, and 2) business results as measured by PGIM Quantitative Solutions’ pretax income.
CONFLICTS OF INTEREST. Like other investment advisers, PGIM Quantitative Solutions is subject to various conflicts of interest in the ordinary course of its business. PGIM Quantitative Solutions strives to identify potential risks, including conflicts of interest, that are inherent in its business, and conducts annual conflict of interest reviews. When actual or potential conflicts of interest are identified, PGIM Quantitative Solutions seeks to address such conflicts through one or more of the following methods:
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Elimination of the conflict;
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Disclosure of the conflict; or
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Management of the conflict through the adoption of appropriate policies and procedures.
PGIM Quantitative Solutions follows Prudential Financial’s Standards on business ethics, personal securities trading, and information barriers. PGIM Quantitative Solutions has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. PGIM Quantitative Solutions cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict may arise.
Side-by-Side Management of Accounts and Related Conflicts of Interest
Side-by-side management of multiple accounts can create incentives for PGIM Quantitative Solutions to favor one account over another. Examples are detailed below, followed by a discussion of how PGIM Quantitative Solutions addresses these conflicts.
Asset-Based Fees vs. Performance-Based Fees; Other Fee Considerations. PGIM Quantitative Solutions manages accounts with asset-based fees alongside accounts with performance-based fees. Asset-based fees are calculated based on the value of a client’s portfolio at periodic measurement dates or over specified periods of time. Performance-based fees are generally based on a share of the total return of a portfolio, and may offer greater upside potential to PGIM Quantitative Solutions than asset-based fees, depending on how the fees are structured. This side-by-side management could create an incentive for PGIM Quantitative Solutions to favor one account over another. Specifically, PGIM Quantitative Solutions could have the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees. In addition, since fees are negotiable, one client may be paying a higher fee than another client with similar investment objectives or goals. In negotiating fees, PGIM Quantitative Solutions takes into account a number of factors including, but not limited to, the investment strategy, the size of a portfolio being managed, the relationship with the client, and the required level of service. Fees may also differ based on account type. For example, fees for commingled vehicles, including those that PGIM Quantitative Solutions subadvises, may differ from fees charged for single client accounts.
Long Only/Long-Short Accounts. PGIM Quantitative Solutions manages accounts that only allow it to hold securities long as well as accounts that permit short selling. PGIM Quantitative Solutions may, therefore, sell a security short in some client accounts while holding the same security long in other client accounts, creating the possibility that PGIM Quantitative Solutions is taking inconsistent positions with respect to a particular security in different client accounts.
Compensation/Benefit Plan Accounts/Other Investments by Investment Professionals. PGIM Quantitative Solutions manages certain funds and strategies whose performance is considered in determining long-term incentive plan benefits for certain investment professionals. Investment professionals involved in the management of accounts in these strategies have an incentive to favor them over other accounts they manage in order to increase their compensation. Additionally, PGIM Quantitative Solutions’ investment professionals may have an interest in funds in those strategies if the funds are chosen as options in their 401(k) or deferred compensation plans offered by Prudential or if they otherwise invest in those funds directly.
Affiliated Accounts. PGIM Quantitative Solutions manages accounts on behalf of its affiliates as well as unaffiliated accounts. PGIM Quantitative Solutions could have an incentive to favor accounts of affiliates over others.
Non-Discretionary Accounts or Model Portfolios. PGIM Quantitative Solutions provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. When PGIM Quantitative Solutions manages accounts on a non-discretionary basis, the investment team will typically deliver a model portfolio to a non-discretionary client at or around the same time as executing discretionary trades in the same strategy. The non-discretionary clients may be disadvantaged if PGIM Quantitative Solutions delivers the model investment portfolio to them after it initiates trading for the discretionary clients, or vice versa.
Large Accounts/Higher Fee Strategies. Large accounts typically generate more revenue than do smaller accounts and certain strategies have higher fees than others. As a result, a portfolio manager has an incentive when allocating investment opportunities to favor accounts that pay a higher fee or generate more income for PGIM Quantitative Solutions.
Securities of the Same Kind or Class. PGIM Quantitative Solutions sometimes buys or sells, or directs or recommends that a client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Although such pricing differences could appear as preferences for one client over another, PGIM Quantitative Solutions’ trade execution in each case is driven by its consideration of a variety of factors as we seek the most advantageous terms reasonably attainable in the circumstances. PGIM Quantitative Solutions may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, or not trade in any other account. Opposite way trades are generally due to differences in investment strategy, portfolio composition, or client direction.
How PGIM Quantitative Solutions Addresses These Conflicts of Interest
The conflicts of interest described above with respect to PGIM Quantitative Solutions’ different types of side-by-side management could influence PGIM Quantitative Solutions’ allocation of investment opportunities as well as its timing, aggregation and allocation of trades. PGIM Quantitative Solutions has developed policies and procedures designed to address these conflicts of interest. PGIM Quantitative Solutions’ Conflicts of Interest and related policies stress that investment decisions are to be made in accordance with the fiduciary duties owed to each account without giving consideration to PGIM Quantitative Solutions or PGIM Quantitative Solutions personnel’s pecuniary, investment or other financial interests.
In keeping with its fiduciary obligations, PGIM Quantitative Solutions’ policies with respect to allocation and aggregation are to treat all of its accounts fairly and equitably over time. PGIM Quantitative Solutions’ investment strategies generally require that PGIM Quantitative Solutions invest its clients’ assets in securities that are publicly traded. PGIM Quantitative Solutions generally does not participate in initial public offerings. PGIM Quantitative Solutions’ investment strategies are team managed, reducing the likelihood that one portfolio would be favored over other portfolios managed by the team. These factors reduce the risk that PGIM Quantitative Solutions could favor one client over another in the allocation of investment opportunities. PGIM Quantitative Solutions’ compliance procedures with respect to these policies include independent reviews by its compliance unit of the timing, allocation and aggregation of trades, allocation of investment opportunities and the performance of similarly managed accounts. These procedures are designed to detect patterns and anomalies in PGIM Quantitative Solutions’ side-by-side management and trading so that PGIM Quantitative Solutions may take measures to correct or improve its processes. PGIM Quantitative Solutions’ Trade Management Oversight Committee, which consists of senior members of PGIM Quantitative Solutions’ management team, reviews, among other things, trading patterns, execution impact on client accounts and broker performance, on a periodic basis.
PGIM Quantitative Solutions rebalances portfolios periodically with frequencies that vary with market conditions and investment objectives and may differ across portfolios in the same strategy based on variations in portfolio characteristics and constraints. PGIM Quantitative Solutions may choose to aggregate trades for multiple portfolios rebalanced on any given day, where appropriate and consistent with its duty of best execution. Orders are generally allocated at the time of the transaction or as soon as possible thereafter, on a pro rata basis equal to each account’s appetite for the issue when such appetite can be determined.
With respect to PGIM Quantitative Solutions’ management of long-short and long only active equity accounts, the security weightings (positive or negative) in each account are typically determined by a quantitative algorithm. An independent review is performed by the compliance unit to assess whether any such positions would represent a departure from the quantitative algorithm used to derive the positions in each portfolio. PGIM Quantitative Solutions’ review is intended to identify situations where PGIM Quantitative Solutions would seem to have conflicting views of the same security in different portfolios, although such views may actually be reasonable due to differing portfolio constraints.
PGIM Quantitative Solutions’ Relationships with Affiliates and Related Conflicts of Interest
As an indirect wholly-owned subsidiary of Prudential Financial, PGIM Quantitative Solutions is part of a diversified, global financial services organization. PGIM Quantitative Solutions is affiliated with many types of U.S. and non-U.S. financial service providers, including insurance companies, broker-dealers, commodity trading advisors, commodity pool operators and other investment advisers. Some of its employees are officers of and/or provide services to some of these affiliates.
Conflicts Related to PGIM Quantitative Solutions’ Affiliations
Conflicts Arising Out of Legal Restrictions. PGIM Quantitative Solutions may be restricted by law, regulation, contract or other constraints as to how much, if any, of a particular security it may purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes these restrictions apply as a result of PGIM Quantitative Solutions’ relationship with Prudential Financial and its other affiliates. For example, PGIM Quantitative Solutions’ holdings of a security on behalf of its clients are required, under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting or ownership thresholds. Prudential tracks these aggregate holdings and PGIM Quantitative Solutions may restrict purchases, sell existing investments, or otherwise restrict, forego or limit the exercise of rights to avoid crossing such thresholds because of the potential consequences to PGIM Quantitative Solutions, Prudential or PGIM Quantitative Solutions’ clients if such thresholds are exceeded. In addition, PGIM Quantitative Solutions could receive material, non-public information with respect to a particular issuer from an affiliate and, as a result, be unable to execute purchase or sale transactions in securities of that issuer for its clients. PGIM Quantitative Solutions is generally able to avoid receiving material, non-public information from its affiliates by maintaining information barriers to prevent the transfer of information between affiliates. PGIM Quantitative Solutions’ trading of Prudential Financial common stock for its clients’ portfolios also presents a conflict of interest and, consequently, PGIM Quantitative Solutions does so only when permitted by its clients.
The Fund may be prohibited from engaging in transactions with its affiliates even when such transactions may be beneficial for the Fund. Certain affiliated transactions are permitted in accordance with procedures adopted by the Fund and reviewed by the independent board members of the Fund.
Conflicts Related to PGIM Quantitative Solutions’ Multi-Asset Class Services. PGIM Quantitative Solutions performs asset allocation services as subadviser for affiliated mutual funds managed or co-managed by the Manager. Where, in these arrangements, PGIM Quantitative Solutions also manages underlying funds or accounts within asset classes included in the mutual fund guidelines, PGIM Quantitative Solutions will allocate assets to such underlying funds, vehicles or accounts. In these circumstances, PGIM Quantitative Solutions receives both an asset allocation fee and a management fee. As a result, PGIM Quantitative Solutions has an incentive to allocate assets to an asset class or vehicle that it manages in order to increase its fees. To help mitigate this conflict, the compliance group reviews the asset allocation to determine that the investments were made within the guidelines established for each asset class or fund.
PGIM Quantitative Solutions’ affiliates can have an incentive to seek to influence PGIM Quantitative Solutions’ asset allocation decisions, for example to facilitate hedging or improve profit margins. Through training and the establishment of communication barriers, however, PGIM Quantitative Solutions seeks to avoid any influence by its affiliates and implements its asset allocation decisions solely in what PGIM Quantitative Solutions believes to be the best interests of the funds and in compliance with applicable guidelines. PGIM Quantitative Solutions also believes that it makes such allocations in a manner consistent with its fiduciary obligations.

In certain arrangements, PGIM Quantitative Solutions subadvises mutual funds for the Manager through a program where they have selected PGIM Quantitative Solutions as a manager, resulting in PGIM Quantitative Solutions’ collection of subadvisory fees from them. The Manager also selects managers for some of PGIM Quantitative Solutions’ asset allocation products and, in certain cases, is compensated by PGIM Quantitative Solutions for these services under service agreements. The Manager and PGIM Quantitative Solutions may have a mutual incentive to continue these types of arrangements that benefit both companies. These and other types of conflicts of interest are reviewed to verify that appropriate oversight is performed.
Conflicts Related to PGIM Quantitative Solutions’ Financial Interests and the Financial Interests of PGIM Quantitative Solutions’ Affiliates.
PGIM Quantitative Solutions, Prudential Financial, Inc., The Prudential Insurance Company of America (PICA) and other affiliates of PGIM Quantitative Solutions have financial interests in, or relationships with, companies whose securities PGIM Quantitative Solutions holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to PGIM Quantitative Solutions or to the Prudential enterprise. At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by PGIM Quantitative Solutions on behalf of its client accounts. For example, PGIM Quantitative Solutions invests in the securities of one or more clients for the accounts of other clients. PGIM Quantitative Solutions’ affiliates sell various products and/or services to certain companies whose securities PGIM Quantitative Solutions purchases and sells for its clients. PGIM Quantitative Solutions’ affiliates hold public and private debt and equity securities of a large number of issuers. PGIM Quantitative Solutions invests in some of the same issuers for its client accounts but at different levels in the capital structure. For instance, PGIM Quantitative Solutions may invest client assets in the equity of companies whose debt is held by an affiliate. Certain of PGIM Quantitative Solutions’ affiliates (as well as directors of PGIM Quantitative Solutions’ affiliates) are officers or directors of issuers in which PGIM Quantitative Solutions invests from time to time. These issuers may also be service providers to PGIM Quantitative Solutions or its affiliates. In general, conflicts related to the financial interests described above are addressed by the fact that PGIM Quantitative Solutions makes investment decisions for each client independently considering the best economic interests of such client.
Certain of PGIM Quantitative Solutions’ employees may offer and sell securities of, and interests in, commingled funds that PGIM Quantitative Solutions manages or subadvises. Employees may offer and sell securities in connection with their roles as registered representatives of Prudential Investment Management Services LLC (a broker-dealer affiliate), or as officers, agents, or approved persons of other affiliates. There is an incentive for PGIM Quantitative Solutions’ employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to PGIM Quantitative Solutions. In addition, although sales commissions are not paid for such activities, such sales could result in increased compensation to the employee. To mitigate this conflict, PGIM Quantitative Solutions performs suitability checks on new clients as well as on an annual basis with respect to all clients.
Conflicts Related to Long-Term Compensation
A portion of the long-term incentive grant of some of PGIM Quantitative Solutions’ investment professionals will increase or decrease based on the performance of several of PGIM Quantitative Solutions’ strategies over defined time periods. Consequently, some of PGIM Quantitative Solutions’ portfolio managers from time to time have financial interests in the accounts they advise. To address potential conflicts related to these financial interests, PGIM Quantitative Solutions has procedures, including supervisory review procedures, designed to verify that each of its accounts is managed in a manner that is consistent with PGIM Quantitative Solutions’ fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. Specifically, PGIM Quantitative Solutions’ chief investment officer will perform a comparison of trading costs between accounts in the strategies whose performance is considered in connection with the long-term incentive grant and other accounts, to verify that such costs are consistent with each other or otherwise in line with expectations. The results of the analysis are discussed at a meeting of PGIM Quantitative Solutions’ Trade Management Oversight Committee.
Conflicts Related to Service Providers. PGIM Quantitative Solutions retains third party advisors and other service providers to provide various services for PGIM Quantitative Solutions as well as for funds that PGIM Quantitative Solutions manages or subadvises. A service provider may provide services to PGIM Quantitative Solutions or one of its funds while also providing services to PGIM, Inc. (PGIM) other PGIM-advised funds, or affiliates of PGIM, and may negotiate rates in the context of the overall relationship. PGIM Quantitative Solutions may benefit from negotiated fee rates offered to its funds and vice-versa. There is no assurance, however, that PGIM Quantitative Solutions will be able to obtain advantageous fee rates from a given provider negotiated by its affiliates based on their relationship with the service provider, or that it will know of such negotiated fee rates.
Conflicts of Interest in the Voting Process

Occasionally, a conflict of interest may arise in connection with proxy voting. For example, the issuer of the securities being voted may also be a client or affiliate of PGIM Quantitative Solutions. When PGIM Quantitative Solutions identifies an actual or potential conflict of interest between PGIM Quantitative Solutions and its clients or affiliates, PGIM Quantitative Solutions votes in accordance with the policy of its proxy voting advisor rather than its own policy. In that manner, PGIM Quantitative Solutions seeks to maintain the independence and objectivity of the vote.
OTHER SERVICE PROVIDERS
CUSTODIAN. The Bank of New York Mellon (“BNY”), 240 Greenwich Street, New York, New York 10286, serves as Custodian for the Fund’s portfolio securities and cash, and in that capacity, maintains certain financial accounting books and records pursuant to an agreement with the Fund. Subcustodians provide custodial services for any non-U.S. assets held outside the United States.
SECURITIES LENDING ACTIVITIES. Securities Finance Trust Company (“eSecLending”) serves as securities lending agent for each Fund and in that role administers the Funds’ securities lending program pursuant to the terms of a securities lending agency agreement entered into between PIP 2 on behalf of each Fund and eSecLending.
As securities lending agent, eSecLending is responsible for marketing to approved borrowers available securities from each Fund’s portfolio. As administered by eSecLending, available securities from each Fund’s portfolio are furnished to borrowers either through security-by-security loans effected by eSecLending as lending agent on behalf of each Fund or through an auction process managed and conducted by eSecLending through which a winning bidder (as selected and approved by PGIM Investments on behalf of the Fund) is given the exclusive right to borrow the securities subject to the auction for an agreed-upon period of time.
eSecLending is responsible for the administration and management of each Fund’s securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Fund’s custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral is delivered by the borrower(s), and arranging for the investment of cash collateral received from borrowers.
eSecLending receives as compensation for its services a portion of the amount earned by each Fund for lending securities.
The table below sets forth, for each Fund’s most recently completed fiscal year, the Fund’s gross income received from securities lending activities, the fees and/or other compensation paid by the Fund for securities lending activities, and the net income earned by the Fund for securities lending activities. The table below also discloses any other fees or payments incurred by each Fund resulting from lending securities.
Securities Lending Activities
	PGIM Core Conservative Bond Fund	PGIM Jennison Small-Cap Core Equity Fund	PGIM Quant Solutions Commodity Strategies Fund	PGIM Quant Solutions Mid-Cap Index Fund	PGIM Quant Solutions US Broad Market Index Fund	PGIM TIPS Fund
Gross Income from securities lending activities	$—	$2,170	$—	$39	$—	$—
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$—	$(129)	$—	$(4)	$—	$—
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral investment vehicle)	$—	$(40)	$—	$—	$—	$—
Administrative fees not included in revenue split	$—	$—	$—	$—	$—	$—
Indemnification fee not included in revenue split	$—	$—	$—	$—	$—	$—
Rebate (paid to borrower)	$—	$(826)	$—	$—	$—	$—
Other fees not included in revenue split (specify)	$—	$—	$—	$—	$—	$—
Aggregate fees/compensation for securities lending activities	$—	$(995)	$—	$(4)	$—	$—
Net Income from securities lending activities	$—	$1,175	$—	$35	$—	$—
TRANSFER AGENT. PMFS, 655 Broad Street, Newark, New Jersey 07102, serves as the transfer and dividend disbursing agent of the Fund. PMFS is an affiliate of the Manager. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, PMFS receives compensation from the Fund and is reimbursed for its transfer agent expenses which include an annual fee and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs.
BNY Mellon Asset Servicing (US) Inc. (“BNYAS”), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-transfer agent to the Fund. PMFS has contracted with BNYAS to provide certain administrative functions to PMFS. PMFS will compensate BNYAS for such services.
For the most recently completed fiscal year, the Fund incurred the following amount of fees for services provided by PMFS:
Fees Paid to PMFS
Fund Name	Amount
PGIM Core Conservative Bond Fund	$531
PGIM Jennison Small-Cap Core Equity Fund	$746
PGIM Quant Solutions Commodity Strategies Fund	$2,632
PGIM Quant Solutions Mid-Cap Index Fund	$573
PGIM Quant Solutions US Broad Market Index Fund	$633
PGIM TIPS Fund	$518
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, New York 10017-6204 serves as the independent registered public accounting firm for the Fund.
DISTRIBUTION OF FUND SHARES
DISTRIBUTOR. Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), 655 Broad Street, Newark, New Jersey 07102-4410, acts as the distributor of all the shares of each Fund. The Distributor is a subsidiary of Prudential. PIMS incurs the expenses of distributing shares of the Fund. None of the expenses incurred by PIMS in distributing shares of the Fund are reimbursed or paid for by the Fund.
Pursuant to the Distribution Agreement, each Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under federal securities laws.
FEE WAIVERS AND SUBSIDIES. PGIM Investments may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Fund. Fee waivers and subsidies will increase the Fund total return.
COMPUTATION OF OFFERING PRICE PER SHARE
Using the NAV at July 31, 2023, the offering prices of Fund shares were as follows:
Offering Price Per Share
	PGIM Core Conservative Bond Fund	PGIM Jennison Small-Cap Core Equity Fund	PGIM Quant Solutions Commodity Strategies Fund	PGIM Quant Solutions Mid-Cap Index Fund	PGIM Quant Solutions US Broad Market Index Fund	PGIM TIPS Fund
Class R6
NAV and redemption price per Class R6 share	$8.55	$13.29	$7.21	$10.30	$17.26	$8.50
Class Z
NAV and redemption price per Class Z share	N/A	N/A	$7.22	N/A	N/A	N/A
PORTFOLIO TRANSACTIONS & BROKERAGE
The Fund has adopted a policy pursuant to which the Fund and its Manager, subadviser and principal underwriter are prohibited from directly or indirectly compensating a broker-dealer for promoting or selling Fund shares by directing brokerage transactions to that broker. The Fund has adopted procedures for the purpose of deterring and detecting any violations of the policy. The policy permits the Fund, the Manager and the subadviser to use selling brokers to execute transactions in portfolio securities so long as the selection of such selling brokers is the result of a decision that executing such transactions is in the best interest of the Fund and is not influenced by considerations about the sale of Fund shares. For purposes of this section, the term “Manager” includes the subadviser.

The Manager is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. On a national securities exchange, broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options, futures, and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. On a non-U.S. securities exchange, commissions may be fixed. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable laws, one of the Manager's affiliates (an affiliated broker). Brokerage commissions on U.S. securities, options and futures exchanges or boards of trade are subject to negotiation between the Manager and the broker or futures commission merchant.
In the OTC market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with an affiliated broker in any transaction in which an affiliated broker acts as principal except in accordance with the rules of the SEC.
In placing orders for portfolio securities of the Fund, the Manager's overriding objective is to obtain the best possible combination of favorable price and efficient execution. The Manager seeks to effect such transaction at a price and commission that provides the most favorable total cost of proceeds reasonably attainable in the circumstances. The factors that the Manager may consider in selecting a particular broker, dealer or futures commission merchant (firms) are the Manager's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research-related services provided through such firms; the Manager's knowledge of the financial stability of the firms; the Manager's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.
When the Manager selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research-related products and/or services, such as research reports, research compilations, statistical and economic data, computer databases, quotation equipment and services, research-oriented computer software and services, reports concerning the performance of accounts, valuations of securities, investment-related periodicals, investment seminars and other economic services and consultations. Such services are used in connection with some or all of the Manager's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account, may be used in managing other accounts, and not all of these services may be used in connection with the Fund. The Manager maintains an internal allocation procedure to identify those firms who have provided it with research and research-related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissions to them to ensure the continued receipt of those services that the Manager believes provide a benefit to the Fund and its other clients. The Manager makes a good faith determination that the research and/or service is reasonable in light of the type of service provided and the price and execution of the related portfolio transactions.
When the Manager deems the purchase or sale of equities to be in the best interests of the Fund or its other clients, including Prudential, the Manager may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to its clients. The allocation of orders among firms and the commission rates paid are reviewed periodically by the Fund Board. Portfolio securities may not be purchased from any underwriting or selling syndicate of which any affiliate, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the SEC. This limitation, in the opinion of the Fund, will not significantly affect the Fund ability to pursue its present investment objectives. However, in the future in other circumstances, the Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.
Subject to the above considerations, an affiliate may act as a broker or futures commission merchant for the Fund. In order for an affiliate of the Manager to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other firms in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow the affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated firm in a commensurate arm's-length transaction. Furthermore, the Board, including a majority of the Independent Board Members, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the affiliated broker (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11(a) of the 1934 Act, an affiliate may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. The affiliate must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by the affiliate from transactions effected for the Fund during the applicable period. Brokerage transactions with an affiliated broker are also subject to such fiduciary standards as may be imposed upon the affiliate by applicable law. Transactions in options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by the Manager and other investment advisory clients of the Manager. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Set forth below is information concerning the payment of commissions by the Fund, including the amount of such commissions paid to an affiliate, if any, for the indicated fiscal years or periods:
Brokerage Commissions Paid by the Funds
	2023	2022	2021
PGIM Core Conservative Bond Fund
Total brokerage commissions paid by the Fund	None	None	None
Total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of the aggregate dollar amount of portfolio transactions involving the payment of commissions to affiliated brokers	None	None	None
PGIM Jennison Small-Cap Core Equity Fund
Total brokerage commissions paid by the Fund	$17,994	$21,105	$21,730
Total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of the aggregate dollar amount of portfolio transactions involving the payment of commissions to affiliated brokers	None	None	None
PGIM Quant Solutions Commodity Strategies Fund
Total brokerage commissions paid by the Fund	$41,679	$33,161	$36,188
Total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of the aggregate dollar amount of portfolio transactions involving the payment of commissions to affiliated brokers	None	None	None
PGIM Quant Solutions Mid-Cap Index Fund
Total brokerage commissions paid by the Fund	$2,117	$2,813	$3,642
Total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of the aggregate dollar amount of portfolio transactions involving the payment of commissions to affiliated brokers	None	None	None
PGIM Quant Solutions US Broad Market Index Fund
Total brokerage commissions paid by the Fund	$662	$1,499	$1,746
Total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of the aggregate dollar amount of portfolio transactions involving the payment of commissions to affiliated brokers	None	None	None
PGIM TIPS Fund
Total brokerage commissions paid by the Fund	None	None	None
Total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of the aggregate dollar amount of portfolio transactions involving the payment of commissions to affiliated brokers	None	None	None
The Fund is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 under the 1940 Act) and their parents as of the most recently completed fiscal year. As of the most recently completed fiscal year, the Fund held the following securities of its regular brokers and dealers.

Broker-Dealer Securities Holdings
Fund Name	Broker-Dealer	Equity or Debt	Amount
PGIM Quant Solutions US Broad Market Index Fund	BOFA Securities, Inc.	Equity	$496,832
	Citigroup Global Markets, Inc.	Equity	$208,772
	Goldman Sachs & Co. LLC	Equity	$246,032
	JPMorgan Chase & Co.	Equity	$843,984
	Morgan Stanley & Co. LLC	Equity	$254,776
	Wells Fargo Securities LLC	Equity	$362,883
PGIM Core Conservative Bond Fund	Barclays Capital, Inc.	Equity	$353,932
	BOFA Securities, Inc.	Equity	$974,055
	Citigroup Global Markets, Inc.	Debt	$1,252,460
	Goldman Sachs & Co. LLC	Debt	$664,964
	JPMorgan Chase & Co.	Debt	$1,343,866
	Morgan Stanley & Co. LLC	Debt	$2,001,717
	Wells Fargo Securities LLC	Debt	$1,184,185
PGIM Jennison Small-Cap Core Equity Fund	None	None	None
PGIM Quant Solutions Commodity Strategies Fund	None	None	None
PGIM Quant Solutions Mid-Cap Index Fund	None	None	None
PGIM TIPS Fund	None	None	None
The below table shows the Fund's portfolio turnover rates over the two most recently completed fiscal years:
Portfolio Turnover Rate
Fund Name	2023	2022
PGIM Core Conservative Bond Fund	191%	171%
PGIM Jennison Small-Cap Core Equity Fund	40%	49%
PGIM Quant Solutions Commodity Strategies Fund	0%	0%
PGIM Quant Solutions Mid-Cap Index Fund	124%	123%
PGIM Quant Solutions US Broad Market Index Fund	13%	29%
PGIM TIPS Fund	68%	73%
ADDITIONAL INFORMATION
FUND HISTORY. PIP 2 was organized under the laws of Delaware on April 23, 1999 as a statutory trust.
When organized, PIP 2 was known as the Prudential Core Investment Fund. Subsequently, on March 10, 2003, the name was changed from Prudential Core Investment Fund to Dryden Core Investment Fund. Effective as of February 16, 2010, Dryden Core Investment Fund changed its name to Prudential Investment Portfolios 2.
The Prudential Core Ultra Short Bond Fund commenced investment operations in September 2000. Prior to March 30, 2016, the Prudential Core Ultra Short Bond Fund’s name was Prudential Core Taxable Money Market Fund and it operated as a money market fund under Rule 2a-7 under the 1940 Act. As of March 30, 2016, the Prudential Core Ultra Short Bond Fund is no longer a money market fund and its net asset value now fluctuates. The Prudential Core Short Term Bond Fund commenced investment operations in November 2005.
The Prudential Institutional Money Market Fund commenced investment operations in July 2016. In November 2016, seven additional series of PIP 2 commenced investment operations: the Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Emerging Markets Equity Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund and Prudential Commodity Strategies Fund.
Fund Name Changes. Effective as of June 11, 2018, all of the series of PIP 2 changed their names by substituting “PGIM” in each Fund’s name for “Prudential.” Accordingly, effective as of June 11, 2018, the series of PIP 2 are named as follows:

PGIM Core Ultra Short Bond Fund
PGIM Core Short-Term Bond Fund
PGIM Institutional Money Market Fund
PGIM QMA Mid-Cap Core Equity Fund
PGIM QMA International Developed Markets Index Fund
PGIM QMA Emerging Markets Equity Fund
PGIM Jennison Small-Cap Core Equity Fund
PGIM Core Conservative Bond Fund
PGIM TIPS Fund
PGIM QMA Commodity Strategies Fund
Effective December 29, 2021, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Emerging Markets Equity Fund and PGIM QMA Commodity Strategies Fund, changed their names to PGIM Quant Solutions Mid-Cap Core Fund, PGIM Quant Solutions International Developed Markets Index Fund, PGIM Quant Solutions Emerging Markets Equity Fund and PGIM Quant Solutions Commodity Strategies Fund, respectively.
Effective December 11, 2023, PGIM Quant Solutions Mid-Cap Core Fund changed its name to PGIM Quant Solutions Mid-Cap Index Fund.
DESCRIPTION OF SHARES AND ORGANIZATION. PIP 2 is authorized to issue an unlimited number of full and fractional shares of beneficial interest, which may be divided into an unlimited number of series of such shares, and which presently consist of the funds listed above. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. Shareholders have no preemptive rights.
Each Fund other than PGIM Institutional Money Market Fund, PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund is authorized to issue Class R6 shares. Class R6 shares are not subject to any sales charges or distribution and/or service fees.
The PGIM Quant Solutions Commodity Strategies Fund is authorized to issue Class Z shares. Class Z shares are not subject to any sales charges or distribution and/or service fees.
Each class of shares represents an interest in the same assets of a Fund and is identical in all respects except that Class Z and Class R6 shares are offered exclusively for sale to a limited group of investors. In accordance with the Trust's Agreement and Declaration of Trust, the Board Members may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board Members may determine. The voting rights of the shareholders of a series or class can be modified only by the vote of shareholders of that series or class.
Shares of each Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of a Fund under certain circumstances. Each share of each class is equal as to earnings, assets and voting privileges, except as noted above. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of the Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid.
The assets received by PIP 2 for the issue or sale of shares of a Fund and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Fund, and constitute the underlying assets of that Fund. The underlying assets of a Fund are segregated and are charged with the expenses, including the organizational expenses, in respect of that Fund and with a share of the general expenses of PIP 2. While the expenses of PIP 2 are allocated to the separate books of account of the Fund, if more than one Fund has shares outstanding, certain expenses may be legally chargeable against the assets of all Funds.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of PIP 2 provide for indemnification by PIP 2 of the Trustees and the officers of the Trust. However, no indemnification will be provided to a Trustee or officer of the Trust (a) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was capacity as such, even though that person may also be a Trustee or officer of the Trust.

PIP 2 will not normally hold annual shareholders meetings. At such time as less than a majority of the Trustees have been elected by the shareholders, the Trustees then in office will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the records of shareholder meetings or by a vote of the holders of two-thirds of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares entitled to vote.
Except as otherwise disclosed in the Prospectus and in this SAI, the Trustees shall continue to hold office and may appoint their successors.
PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
Set forth below are the name and address of any person (a “principal shareholder”) who owned of record or beneficially 5% or more of any class of outstanding shares of the Fund and their percentage of ownership. Also set forth below are the name and address of any person (a “control person”) who owned of record or beneficially either directly or through controlled companies more than 25% of the voting securities of the Fund or who acknowledges or asserts the existence of control. Control persons may be able to determine or significantly influence the outcome of matters submitted to a shareholder vote.
Principal Fund Shareholders (as of November 22, 2023)
Fund Name and Share Class	Shareholder Name and Address	No. of Shares	% of Fund/Class
PGIM Quant Solutions Mid-Cap Index Fund - Class R6	Prudential Investment Portfolios 5 Prudential Day One 2060 Attn: Jeremy Stempien 655 Broad St, 17th Floor Newark, NJ 07102-4410	69,818.255	5.41%
	Prudential Investment Portfolios 5 Prudential Day One 2055 Attn: Jeremy Stempien 655 Broad St, 17th Floor Newark, NJ 07102-4410	81,331.878	6.31%
	Prudential Investment Portfolios 5 Prudential Day One 2025 Attn: Jeremy Stempien 655 Broad St, 17th Floor Newark, NJ 07102-4410	95,216.256	7.38%
	Prudential Investment Portfolios 5 Prudential Day One 2030 Attn: Jeremy Stempien 655 Broad St, 17th Floor Newark, NJ 07102-4410	148,060.001	11.48%
	Prudential Investment Portfolios 5 Prudential Day One 2035 Attn: Jeremy Stempien 655 Broad St, 17th Floor Newark, NJ 07102-4410	166,235.086	12.89%
	Prudential Investment Portfolios 5 Prudential Day One 2050 Attn: Jeremy Stempien 655 Broad St, 17th Floor Newark, NJ 07102-4410	176,833.228	13.71%
	Prudential Investment Portfolios 5 Prudential Day One 2045 Attn: Jeremy Stempien 655 Broad St, 17th Floor Newark, NJ 07102-4410	224,304.784	17.39%
	Prudential Investment Portfolios 5 Prudential Day One 2040 Attn: Jeremy Stempien 655 Broad St, 17th Floor Newark, NJ 07102-4410	239,260.418	18.55%

As of the date of this SAI, no person was deemed to have “control” (as that term is defined in the 1940 Act) of PGIM Quant Solutions Mid-Cap Index Fund because it owned more than 25% of the Fund’s outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise.
As of the date of this SAI, the Board Members and Officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.
FINANCIAL STATEMENTS
The financial statements for the Fund for the fiscal year ended July 31, 2023, which are incorporated in this SAI by reference to the 2023 Annual Report to shareholders (File No. 811-09999), were audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. You may obtain a copy of the Annual Report at no charge by request to the Fund by calling (800) 225-1852 or by writing to Prudential Mutual Fund Services LLC, P.O. Box 534432, Pittsburgh, PA 15253-4432.

PART II
PURCHASE, REDEMPTION AND PRICING OF FUND SHARES
SHARE CLASSES. The Funds may offer shares of one or more classes to investors. Not every share class described in this SAI may be offered, and investors should consult their Prospectus for specific information concerning the share classes that are available to them.
Shares of the Funds may be purchased at a price equal to the next determined NAV per share plus a sales charge (if applicable) which, at the election of the investor, may be imposed either (1) at the time of purchase (Class A shares) or (2) on a deferred basis (Class C shares or Class A shares, in certain circumstances). Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class Z shares, if offered, are offered only to a limited group of investors at NAV without any sales charges.
Additional or different classes of shares may also be offered, including Class R, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6. If offered, specific information with respect to these share classes is set forth in the Prospectus and SAI.
For more information, see “How to Buy, Sell and Exchange Fund Shares—How to Buy Shares” in the Prospectus.
PURCHASE BY WIRE. For an initial purchase of shares of the Funds by wire, you must complete an application and telephone PMFS at (800) 225-1852 (toll-free) to receive an account number. PMFS will request the following information: your name, address, tax identification number, Fund name, class election (if applicable), dividend distribution election, amount being wired and wiring bank. PMFS will also furnish you with instructions for wiring the funds from your bank to the Funds’ Custodian.
If you arrange for receipt by the Custodian of federal funds prior to the calculation of NAV (once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time), on a business day, you may purchase shares of the Funds as of that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day’s NAV if your order to purchase is received after the close of regular trading on the NYSE.
In making a subsequent purchase order by wire, you should wire the Custodian directly and should be sure that the wire specifies the Fund name, the share class to be purchased, your name, individual account number, Direct Deposit Account (“DDA”) Number and the Fund’s Bank Account registration. You do not need to call PMFS to make subsequent purchase orders utilizing federal funds. The minimum amount for subsequent purchase by wire is $100.
ISSUANCE OF FUND SHARES FOR SECURITIES. Transactions involving the issuance of Fund shares for securities (rather than cash) will be limited to (1) reorganizations, (2) statutory mergers, or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and policies of the Funds, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) are approved by the Funds’ Manager.
MULTIPLE ACCOUNTS. An institution may open a single master account by filing an application with PMFS, signed by personnel authorized to act for the institution. Individual subaccounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice. Procedures will be available to identify subaccounts by name and number within the master account name. The foregoing procedures would also apply to related institutional accounts (i.e., accounts of shareholders with a common institutional or corporate parent). The investment minimums as set forth in the relevant Prospectus under “How to Buy and Sell Fund Shares—How to Buy Shares” are applicable to the aggregate amounts invested by a group, and not to the amount credited to each subaccount.
REOPENING AN ACCOUNT. Subject to the minimum investment restrictions, an investor may reopen an account, without filing a new application, at any time during the calendar year the account is closed, provided that the information on that application is still applicable.
RESTRICTIONS ON SALE OF FUND SHARES. The right of redemption may be suspended or the date of payment may be postponed for a period of up to seven days. Suspensions or postponements may not exceed seven days except at times (1) when the NYSE is closed for other than customary weekends and holidays, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal of Fund securities is not reasonably practicable or it is not reasonably practicable for the Funds fairly to determine the value of their net assets, or (4) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (2), (3) or (4) exist.
REDEMPTION IN KIND. The Funds may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Funds, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash, and you would bear all market risk relating to the securities until the securities are sold. The Funds, however, have elected to be governed by Rule 18f-1 under the 1940 Act, under which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Funds during any 90-day period for any one shareholder.
RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described under “Reducing or Waiving Class A’s Initial Sales Charge” in the Prospectus, may aggregate the value of their existing holdings of Class A and Class C shares of the Fund and shares of other PGIM Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. However, the value of shares held directly with PMFS and through your broker will not be aggregated to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (NAV plus maximum sales charge). The Distributor, your broker or PMFS must be notified at the time of purchase that the investor is entitled to a reduced sales charge. Reduced sales charges will be granted subject to confirmation of the investor’s holdings. This does not apply to PGIM Government Money Market Fund.
SALE OF SHARES. You can redeem your shares at any time for cash at the NAV next determined after the redemption request is received in proper form (in accordance with procedures established by PMFS in connection with investors’ accounts) by PMFS or your broker or other financial intermediary. See “Net Asset Value” below. In certain cases, however, redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge (“CDSC”), as described in “Contingent Deferred Sales Charge” below. If you are redeeming your shares through a broker, your broker must receive your sell order before the NAV is computed for that day (at the close of regular trading on the NYSE, usually, 4:00 p.m. Eastern Time) in order to receive that day’s NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day’s NAV if your order to sell is received after the close of regular trading on the NYSE. Your broker will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Funds.
All correspondence and documents concerning redemptions should be sent to the Funds in care of PMFS, P.O. Box 9658, Providence, Rhode Island 02940 or to your broker or other financial intermediary.
If you hold shares in non-certificate form, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by PMFS, the Distributor or your broker in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to PMFS must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Funds in care of PMFS, P.O. Box 9658, Providence, RI 02940, to the Distributor or to your broker.
Payment for redemption of recently purchased shares may be delayed until the Funds or PMFS has been advised that the purchase check has been honored, which may take up to 7 calendar days from the time of receipt of the purchase check by PMFS. Such delay may be avoided by purchasing shares by wire or by certified or cashier’s check.
SIGNATURE GUARANTEE. If the proceeds of the redemption (1) exceed $100,000, (2) are to be paid to a person other than the record owner, (3) are to be sent to an address other than the address on PMFS’ records, (4) are to be paid to a corporation, partnership, trust or fiduciary, or (5) are to be paid due to the death of the shareholder or on behalf of the shareholder, and your shares are held directly with PMFS, the signature(s) on the redemption request or stock power must be Medallion signature guaranteed. The Medallion signature guarantee must be obtained from an authorized officer of a bank, broker, dealer, securities exchange or association, clearing agency, savings association, or credit union that is participating in one of the recognized Medallion programs (STAMP, SEMP, or NYSE MSP, but not from a notary public). The Medallion signature guarantee must be appropriate for the dollar amount of the transaction. The Fund may change the signature guarantee requirements from time to time without prior notice to shareholders. PMFS reserves the right to reject transactions where the value of the transaction exceeds the value of the surety coverage indicated on the Medallion imprint. PMFS also reserves the right to request additional information from, and make reasonable inquires of, any institution that provides a Medallion signature guarantee. In the case of redemptions from a PruArray Plan, if the proceeds of the redemption are invested in another investment option of the plan in the name of the record holder and at the same address as reflected in PMFS’ records, a Medallion signature guarantee is not required.
Under normal market conditions, payment for shares presented for redemption will be made by check within seven days after receipt by PMFS or your broker of the written request and certificates, if issued, except as indicated below. If you hold shares through a broker, payment for shares presented for redemption will be credited to your account at your broker, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times (1) when the NYSE is closed for other than customary weekends and holidays, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the

Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (2), (3) or (4) exist.
EXPEDITED REDEMPTION PRIVILEGE. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $100 or more, except if an account for which an expedited redemption is requested has an NAV of less than $100, the entire account will be redeemed. Redemption proceeds in the amount of $500 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve system. The money would generally be received by your bank within one business day of the redemption. Redemption proceeds of less than $500 will be sent by ACH to your bank which must be a member of the Automated Clearing House (“ACH”) system. The money would generally be received by your bank within three business days of the redemption. Any applicable CDSC will be deducted from the redemption proceeds. Expedited redemption requests may be made by telephone or letter, must be received by the Transfer Agent prior to 4:00 p.m. Eastern Time to receive a redemption amount based on that day’s NAV and are subject to the terms and conditions as set forth in the Prospectus regarding redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day’s NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see “How to Buy, Sell and Exchange Fund Shares — Telephone Redemptions or Exchanges” in the Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact PMFS.
INVOLUNTARY REDEMPTION. If the value of your account with PMFS is less than $500 for any reason, PMFS may sell the rest of your shares (without charging any CDSC) and close your account. The involuntary sale provisions do not apply to: (i) an individual retirement account (“IRA”) or other qualified or tax-deferred retirement plan or account, (ii) Automatic Investment Plan (AIP) accounts, employee savings plan accounts or payroll deduction plan accounts, (iii) accounts under the same registration with multiple share classes in the Fund whose combined value exceeds $500, or (iv) clients with assets more than $50,000 across the PGIM Funds. “Client” for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors.
PMFS has the right to reject any purchase order (including an exchange into a Fund) or suspend or modify a Fund’s sales of its shares under certain circumstances. These circumstances include, but are not limited to, failure by you to provide additional information requested, such as information required to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares. Furthermore, PMFS is required by law to close your account if you do not provide the required identifying information; this would result in the redemption of shares at the then-current day’s NAV and the proceeds would be remitted to you via check. PMFS will attempt to verify your identity within a reasonable time frame (e.g., 60 days) which may change from time to time.
ACCOUNT MAINTENANCE FEE. In order to offset the disproportionate effect (in basis points) of expenses associated with servicing lower balance accounts, if the value of your Class Z account with PMFS is less than $10,000, a $15 annual account maintenance fee (“account maintenance fee”) will be deducted from your account. The account maintenance fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the account maintenance fee will be waived. The account maintenance fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) accounts for which you have elected to receive your account statements, transaction confirmations, prospectuses, and fund shareholder reports electronically rather than by mail, (iii) omnibus accounts or other accounts for which the dealer is responsible for recordkeeping, (iv) institutional accounts, (v) group retirement plans (including SIMPLE IRA plans, profit-sharing plans, money purchase pension plans, Keogh plans, defined compensation plans, defined benefit plans and 401(k) plans), (vi) AIP accounts or employee savings plan accounts, (vii) accounts with the same registration associated with multiple share classes within the Fund, provided that the aggregate value of share classes with the same registration within the Fund is $10,000 or more, or (viii) clients with assets of $50,000 or more across the PGIM Funds. “Client” for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors or other financial intermediary.
EXCHANGE OF SHARE CLASSES WITHIN THE FUND. Within the Fund, investors or their financial intermediaries may wish to exchange investments in one share class of the Fund to another share class offered by the same Fund. For certain exchanges, subject to the discretion of the Manager and or its affiliates, the Fund may need to waive applicable sales charges in the share class that the shareholder is receiving and/or waive CDSC on the redeemed shares, as applicable.
Such exchanges may be subject to the continuing availability of opinions of counsel or rulings of the IRS that the exchange of shares does not constitute a taxable event for federal income tax purposes. If such opinions or rulings are no longer available, then the exchange may be a taxable event. Shareholders should consult their tax advisers regarding the tax consequences of the exchange of shares.

Please contact PMFS at (800) 225-1852 for more details on such exchanges.
NET ASSET VALUE
The price an investor pays for the Fund shares is based on the share value. The share value—known as the net asset value per share or NAV—is determined by subtracting Fund liabilities from the value of Fund assets and dividing the remainder by the number of outstanding shares. NAV is calculated separately for each class. The Fund will compute its NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time. For purposes of computing NAV, the Fund will value futures contracts generally 15 minutes after the close of regular trading on the NYSE. The Fund may not compute its NAV on days on which no orders to purchase, sell or exchange shares of the Fund have been received or on days on which changes in the value of the Fund portfolio securities do not materially affect NAV. The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. Eastern Time, if the particular disruption directly affects only the NYSE. Please see the NYSE website (www.nyse.com) for a specific list of the holidays on which the NYSE is closed.
The Fund’s portfolio securities are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith by the Manager, as the Board's valuation designee. In this capacity, the Manager has adopted methodologies for determining the fair value of certain types of securities and other assets held by the Fund that do not have quoted market prices, including the use of other pricing sources, such as bid prices supplied by a principal market maker and evaluated prices supplied by pricing vendors that employ analytic methodologies that take into account the prices of similar securities and other market factors. In determining a security's value, the Fund generally uses the following methodologies. Securities included on the NASDAQ Market are valued at the NASDAQ Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. NASDAQ Market Securities for which there was no NOCP or last sale price are valued at the mean between the last bid and asked prices on the day of valuation, or the last bid price in the absence of an asked price. Open-end, non-exchange traded mutual funds are valued at their net asset value as determined as of the close of the NYSE on the date of valuation. Corporate bonds (other than convertible debt securities) and U.S Government securities that are actively traded in the OTC market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be over-the-counter, are valued on the basis of valuations provided by an independent pricing agent which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be OTC, are valued on the day of valuation at an evaluated bid price provided by an independent pricing agent, or, in the absence of valuation provided by an independent pricing agent, at the bid price provided by a principal market maker or primary market dealer.
Options on securities and securities indices that are listed on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Where exchange trading has halted on exchange-traded call or put options, the last available traded price may be used for a period of no longer than five business days. On the sixth business day, such options may be valued at zero in the absence of trading, when such options are “out of the money” by more than 5% of the value of the underlying asset and expire within 14 calendar days of the valuation date.
Futures contracts and options thereon traded on a commodities exchange or Board of Trade shall be valued on the day of valuation at the last sale price at the close of trading on such exchange or Board of Trade or, if there was no sale on the applicable exchange or Board of Trade on such date, at the mean between the most recently quoted bid and asked prices on such exchange or Board of Trade or at the last bid price in the absence of an asked price. Quotations of non-U.S. securities in a non-U.S. currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank, dealer or independent service, and forward currency exchange contracts are valued at the current cost of covering or offsetting such contacts. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the Manager.
In addition, the Fund use a service provided by a pricing vendor to fair value non-U.S. securities, which are securities that are primarily traded in non-U.S. markets and subject to a valuation adjustment upon the reaching of a valuation “trigger”. The fair value prices of non-U.S. securities reflect an adjustment to closing market prices that is intended to reflect the causal link between movements in the U.S. market and the non-U.S. market on which the securities trade.
The use of fair value pricing procedures involves subjective judgments, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that the Fund could obtain the fair value assigned to a security if the security were sold at approximately the same time at which the NAV per share is determined.

Generally, futures contracts will be valued at the close of trading for those contracts (normally 15 minutes after the close of regular trading on the NYSE). If, in the judgment of the Manager, the closing price of a contract is materially different from the contract price at the NYSE close, a fair value price for the contract will be determined.
If dividends are declared daily, the NAV of each class of shares will generally be the same. It is expected, however, that the dividends, if any, will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

SHAREHOLDER SERVICES
Upon the initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which a record of the shares is maintained by PMFS. Share certificates are no longer issued for shares of the Funds. The Funds furnish to shareholders the following privileges and plans:
AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Funds at NAV per share. An investor may direct PMFS in writing not less than five full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received by the record date, cash payment will be made directly to the broker. Any shareholder who receives dividends or distributions in cash may subsequently reinvest any such dividend or distribution at NAV by returning the check or the proceeds to PMFS within 30 days after the payment date. Such reinvestment will be made at the NAV per share next determined after receipt of the check or the proceeds by PMFS. Shares purchased with reinvested dividends and/or distributions will not be subject to any CDSC upon redemption.
EXCHANGE PRIVILEGES. The Funds furnish to shareholders the privilege of exchanging their shares of the Funds for shares of certain other PGIM Funds, as disclosed in each Fund’s Prospectus, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other PGIM Funds may also be exchanged for shares of the Funds. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for federal income tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws. For retirement and group plans having a limited menu of PGIM Funds, the exchange privilege is available for those funds eligible for investment in the particular program.
It is contemplated that the exchange privilege may be applicable to new PGIM Funds, the shares of which may be distributed by the Distributor.
In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to PMFS and hold shares in non-certificated form. Thereafter, you may call the Funds at (800) 225-1852 to execute a telephone exchange of shares. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to authenticate your account. A written confirmation of the exchange transaction will be sent to you. Neither the Funds nor their agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order.
If you hold shares through a brokerage firm, you must exchange your shares by contacting your financial adviser.
If you hold share certificates, the certificates must be returned in order for the shares to be exchanged. See “Purchase, Redemption and Pricing of Fund Shares—Sale of Shares” above.
You may also exchange shares by mail by writing to PMFS, P.O. Box 9658, Providence, RI 02940.
In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to PMFS at the address noted above.
Class R6 shares. Class R6 shares may be exchanged for Class R6 shares of other PGIM Funds (except the PGIM Target Date Funds or the PGIM 60/40 Allocation Fund). .
Class Z shares: Class Z shares may be exchanged for Class Z shares of other PGIM Funds.
Additional details about the exchange privilege and prospectuses for each of the PGIM Funds are available from PMFS, the Distributor or your broker. The special exchange privilege may be modified, terminated or suspended on sixty days’ notice, and the Funds, or the Distributor, have the right to reject any exchange application relating to the Funds’ shares.
Shareholders who qualify to purchase Class Z shares may have their Class C shares which are not subject to a CDSC and their Class A shares exchanged for Class Z shares upon notification. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the NAV above the total amount of payments for the purchase of Class C shares and (3) amounts representing Class C shares held beyond the applicable CDSC period. Class C shareholders must notify PMFS either directly or through Wells Fargo Advisors, Pruco Securities, LLC or another broker that they are eligible for this special exchange privilege.

Participants in any fee-based program for which the Funds are an available option may arrange with the Transfer Agent or their recordkeeper to have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), the participant may arrange with the Transfer Agent or their recordkeeper to have such Class Z shares acquired through participation in the program exchanged for Class A shares at NAV. Similarly, participants in Wells Fargo Advisors' 401(k) Plan for which the Funds' Class Z shares are an available option and who wish to transfer their Class Z shares out of the Wells Fargo Advisors 401(k) Plan following separation from service (i.e., voluntary or involuntary termination of employment or retirement) may arrange with the Transfer Agent or their recordkeeper to have their Class Z shares exchanged for Class A shares at NAV.
Additional details about the exchange privilege and prospectuses for each of the PGIM Funds are available from PMFS, the Distributor or your broker. The special exchange privilege may be modified, terminated or suspended on sixty days' notice, and the Funds, or the Distributor, have the right to reject any exchange application relating to the Funds' shares.
AUTOMATIC INVESTMENT PLAN (“AIP”). Under AIP, an investor may arrange to have a fixed amount automatically invested in shares of the Funds by authorizing his or her bank account or brokerage account to be debited to invest specified dollar amounts in shares of the Funds. The investor’s bank must be a member of the Automated Clearing House System.
Further information about this program and an application form can be obtained from PMFS, the Distributor or your broker.
SYSTEMATIC WITHDRAWAL PLAN. A Systematic Withdrawal Plan is available to shareholders through the PMFS or your broker. The Systematic Withdrawal Plan provides for monthly, quarterly, semi-annual or annual redemptions in any amount, except as provided below, up to the value of the shares in the shareholder’s account. Systematic withdrawals of Class A (in certain instances), Class C shares may be subject to a CDSC. The Systematic Withdrawal Plan is not available to participants in certain retirement plans. Please contact PMFS at (800) 225-1852 for more details.
PMFS, the Distributor or your broker acts as an agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time.
Systematic withdrawals should not be considered as dividends, yield or income. If systematic withdrawals continuously exceed reinvested dividends and distributions, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted.
Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charges applicable to (i) the purchase of Class A shares and (ii) the redemption of Class A (in certain instances) and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the Systematic Withdrawal Plan, particularly if used in connection with a retirement plan.
MUTUAL FUND PROGRAMS. From time to time, the Funds may be included in a mutual fund program with other PGIM Funds. Under such a program, a group of portfolios will be selected and thereafter marketed collectively. Typically, these programs are marketed with an investment theme, such as pursuit of greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. The Funds may waive or reduce the minimum initial investment requirements in connection with such a program.
The mutual funds in the program may be purchased individually or as a part of a program. Since the allocation of portfolios included in the program may not be appropriate for all investors, investors should consult their financial adviser concerning the appropriate blends of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.
TAX-DEFERRED RETIREMENT PROGRAMS. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and “tax-deferred accounts” under Section 403(b)(7) of the Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants or a pooled account arrangement. Information regarding the establishment of these plans, their administration, custodial fees and other details is available from the Distributor or PMFS.
Investors who are considering the adoption of such a plan should consult with their own legal counsel and/or tax adviser with respect to the establishment and maintenance of any such plan.

TAXES, DIVIDENDS AND DISTRIBUTIONS
The following is a summary of certain tax considerations generally affecting each Fund and its shareholders. This section is based on the Code, Treasury Regulations, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax adviser concerning the consequences of investing in a Fund in your particular circumstances under the Code and the laws of any other taxing jurisdiction.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net tax-exempt income and investment company taxable income for the year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below.
Net capital gains of a Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward. If a Fund has a capital loss carryforward, the amount and duration of any such capital loss carryforward will be set forth at the end of this section.
In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or non-U.S. currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a QPTP.
Each Fund must also satisfy an asset diversification test on a quarterly basis. Failure to do so may result in a Fund being subject to penalty taxes, being required to sell certain of its positions, and may cause the Fund to fail to qualify as a regulated investment company. Under this asset diversification test, at the close of each quarter of a Fund’s taxable year, (1) 50% or more of the value of the Fund’s assets must be represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Fund’s assets may be invested in securities of (x) any one issuer (other than United States government securities or securities of other regulated investment companies), or two or more issuers (other than securities of other regulated investment companies) of which the Fund owns 20% or more of the voting stock and which are engaged in the same, similar or related trades or businesses or (y) one or more QPTPs (as such term is defined in the Code) and commonly referred to as “master limited partnerships.”
A Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.
Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP. A Fund’s investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or non-U.S. income, franchise or withholding tax liabilities.
If for any year a Fund does not qualify as a regulated investment company, or fails to meet the Distribution Requirement, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. However, such dividends will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be subject to taxation on any net built-in-gains (i.e., the excess of the aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) recognized for a period of five years, or, under certain circumstances, may have to recognize and pay tax on such net built-in-gain, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company to the extent that it distributes income in such a way that it is taxable to shareholders in a calendar year other than the calendar year in which a Fund earned the income. Specifically, the excise tax will be imposed if a Fund fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income, including qualified dividend income, for the calendar year and 98.2% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed otherwise retained amounts if it is subject to income tax on those amounts for any taxable year ending in such calendar year.
Each Fund intends to make sufficient distributions or deemed distributions of its qualified dividend income, ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investors should note that a Fund may in certain circumstances be required to borrow money or liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
FUND INVESTMENTS. Each Fund may make investments or engage in transactions that affect the character, amount and timing of gains or losses realized by a Fund. A Fund may make investments that produce income that is not matched by a corresponding cash receipt by the Fund. Any such income would be treated as income earned by the Fund and therefore would be subject to the Distribution Requirement. Such investments may require a Fund to borrow money or dispose of other securities in order to comply with those requirements. Each Fund may also make investments that prevent or defer the recognition of losses or the deduction of expenses. These investments may likewise require a Fund to borrow money or dispose of other securities in order to comply with the Distribution Requirement. Additionally, a Fund may make investments that result in the recognition of ordinary income rather than capital gain, or that prevent the Fund from accruing a long-term holding period. These investments may prevent the Fund from making capital gain distributions as described below. Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it makes any such investments in order to mitigate the effect of these rules. The foregoing concepts are explained in greater detail in the following paragraphs.
Gains or losses on sales of stock or securities by a Fund generally will be treated as long-term capital gains or losses if the stock or securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call or otherwise holds an offsetting position, with respect to the stock or securities. Other gains or losses on the sale of stock or securities will be short-term capital gains or losses.
In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss realized after October (or if there is no net capital loss, then any net long-term or short-term capital loss) and its late-year ordinary loss (defined as the sum of the excess of post-October non-U.S. currency and passive non-U.S. investment company (“PFIC”) losses over post-October non-U.S. currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
If an option written by a Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Gain or loss on the sale, lapse or other termination of options acquired by a Fund on stock or securities and on narrowly-based stock indices will be capital gain or loss and will be long-term or short-term depending on the holding period of the option.
Certain Fund transactions may be subject to wash sale, short sale, constructive sale, conversion transaction, constructive ownership transaction and straddle provisions of the Code that may, among other things, require a Fund to defer recognition of losses or convert long-term capital gain into ordinary income or short-term capital gain taxable as ordinary income.
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute taxable ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. Periodic net payments that would otherwise constitute ordinary deductions but are allocable under the Code to exempt-interest dividends will not be allowed as a deduction but instead will reduce net tax-exempt income.

In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.
Debt securities acquired by a Fund may be subject to original issue discount and market discount rules which, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income subject to the Distribution Requirement referred to above. Market discount generally is the excess, if any, of the principal amount of the security (or, in the case of a security issued at an original issue discount, the adjusted issue price of the security) over the price paid by the Fund for the security. Original issue discount that accrues in a taxable year is treated as income earned by a Fund and therefore is subject to the Distribution Requirement. Because the original issue discount income earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to borrow money or dispose of other securities and use the proceeds to make distributions to satisfy the Distribution Requirement. A Fund will face a similar issue with market discount that it elects, or is required, to accrue.
Certain futures contracts and certain listed options (referred to as Section 1256 contracts) held by the Funds will be required to be “marked to market” for federal income tax purposes at the end of a Fund’s taxable year, that is, treated as having been sold at the fair market value on the last business day of the Fund’s taxable year. Except with respect to certain non-U.S. currency forward contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and forty percent will be treated as short-term capital gain or loss. Any net mark-to-market gains may be subject to the Distribution Requirement referred to above, even though a Fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash.
Gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on non-U.S. currency forward contracts or dispositions of debt securities denominated in a non-U.S. currency that are attributable to fluctuations in the value of the non-U.S. currency between the date of acquisition of the security or contract and the date of disposition thereof generally also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions from current earnings and profits, and distributions made before the losses were realized could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, thereby reducing each shareholder’s basis in his or her Fund shares.
If the Fund holds (directly or indirectly) one or more “tax credit bonds” (defined below) on one or more specified dates during the Fund’s taxable year, and the Fund satisfies the minimum distribution requirement, the Fund may elect for U.S. federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the Fund for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, a qualified zone academy bond, or a qualified school construction bond, each of which must meet certain requirements specified in the Code), a “build America bond” or certain other specified bonds. If the Fund were to make an election, a shareholder of the Fund would be required to include in gross income an amount equal to such shareholder’s proportionate share of the interest income attributable to such credits and would be entitled to claim as a tax credit an amount equal to the shareholder’s proportionate share of such credits. Certain limitations may apply on the extent to which the credit may be claimed.
A Fund may make investments in equity securities of non-U.S. issuers. If a Fund purchases shares in PFICs, the Fund may be subject to federal income tax on a portion of any “excess distribution” from such non-U.S. corporation, including any gain from the disposition of such shares, even if such income is distributed by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. If a Fund were to invest in an eligible PFIC and elected to treat the PFIC as a qualified electing fund (a “QEF”), in lieu of the foregoing requirements, the Fund would be required to include each year in its income and distribute to shareholders in accordance with the Distribution Requirement, a pro rata portion of the QEF’s ordinary earnings and net capital gain, whether or not distributed by the QEF to the Fund. A Fund may not be able to make this election with respect to many PFICs because of certain requirements that the PFICs would have to satisfy.
Alternatively, a Fund generally will be permitted to “mark to market” any shares it holds in a PFIC. If a Fund made such an election, with such election being made separately for each PFIC owned by the Fund, the Fund would be required to include in income each year and distribute to shareholders in accordance with the Distribution Requirement, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. A Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years. A Fund will make appropriate basis adjustments in the PFIC stock to take into account the mark-to-market amounts.
Notwithstanding any election made by a Fund, dividends attributable to distributions from a non-U.S. corporation will not be eligible for the special tax rates applicable to qualified dividend income if the non-U.S. corporation is a PFIC either in the taxable year of the distribution or the preceding taxable year, but instead will be taxable at rates applicable to ordinary income.
A Fund may invest in REITs, subject to the requirements of its investment restrictions. Such Fund’s investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, between 2018 and 2025, a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends and a RIC may pass through to its shareholders the special character of this income. Ordinary dividends received by a Fund from a REIT will generally not constitute qualified dividend income, which would be eligible for tax at a reduced rate.
Some of the REITs in which the Funds may invest will be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury regulations not yet issued, but that may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are expected to provide that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.
Under current law, if a charitable remainder trust (defined in Section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will be subject to an excise tax equal to 100% of such unrelated business taxable income. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Funds do not intend to invest directly in residual interests in REMICs or to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.
FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Dividends of net investment income paid to a non-corporate U.S. shareholder that are reported as qualified dividend income will generally be taxable to such shareholder at capital gain income tax rates. The amount of dividend income that may be reported by a Fund as qualified dividend income will generally be limited to the aggregate of the eligible dividends received by the Fund. Dividends of net investment income that are not reported as qualified dividend income or exempt-interest dividends and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Dividends paid by a Fund with respect to a taxable year will qualify for the dividends received deduction generally available to corporations to the extent of the amount of dividends received by the Fund from certain domestic corporations for the taxable year. For tax years beginning after December 31, 2017 and before January 1, 2026, a Fund may also report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses. In order for a Fund’s dividends to be eligible for treatment as qualified dividend income or for the dividends received deduction or qualified business income deduction, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year, including the portion of dividends paid that qualify for the reduced tax rate.
Ordinarily, shareholders are required to take taxable distributions by a Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.
Dividends paid by a Fund that are properly reported as exempt-interest dividends will not be subject to regular federal income tax. Dividends paid by a Fund will be exempt from federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in (1) state, municipal and other bonds that are excluded from gross income for federal income tax purposes or (2) interests in other regulated investment companies, and, in each case, as long as the Fund properly reports such dividends as exempt-interest dividends. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, are generally exempt from income tax in that state. However, income from municipal securities from other states generally will not qualify for tax-free treatment.
Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund will not be deductible for U.S. federal income tax purposes to the extent it relates to exempt-interest dividends received by a shareholder. If a shareholder receives exempt-interest dividends with respect to any share of a Fund (other than a Fund that declares income dividends daily and pays such dividends at least as frequently as monthly) and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interest dividend paid by a Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from a Fund may affect a non-U.S. corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of an S corporation. Shareholders should consult their own tax advisers as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to the federal “branch profits” tax, or the federal “excess net passive income” tax.
A Fund may either retain or distribute to shareholders its net capital gain (i.e., excess net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and reported as a “capital gain dividend,” it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held its shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired its shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 21% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Distributions that exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any distribution in excess of such tax basis will be treated as gain from the sale of its shares, as discussed below. Distributions in excess of a Fund’s minimum distribution requirements but not in excess of the Fund’s earnings and profits will be taxable to shareholders and will not constitute nontaxable returns of capital. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.
Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the amount of cash that could have been received. In addition, prospective investors in a Fund should be aware that distributions from the Fund will, all other things being equal, have the effect of reducing the NAV of the

Fund’s shares by the amount of the distribution. If the NAV is reduced below a shareholder’s cost, the distribution will nonetheless be taxable as described above, even if the distribution effectively represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.
SALE OR REDEMPTION OF SHARES. A shareholder will generally recognize gain or loss on the sale or redemption of shares in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder acquires other shares of the Fund or substantially identical stock or securities within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund. Additionally, if a shareholder disposes of shares of a Fund within 90 days following their acquisition, and the shareholder subsequently re-acquires Fund shares (1) before January 31 of the calendar year following the calendar year in which the original stock was disposed of, (2) pursuant to a reinvestment right received upon the purchase of the original shares and (3) at a reduced load charge (i.e., sales or additional charge), then any load charge incurred upon the acquisition of the original shares will not be taken into account as part of the shareholder’s basis for computing gain or loss upon the sale of such shares, to the extent the original load charge does not exceed any reduction of the load charge with respect to the acquisition of the subsequent shares. To the extent the original load charge is not taken into account on the disposition of the original shares, such charge shall be treated as incurred in connection with the acquisition of the subsequent shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of long-term capital gain dividends received on (or undistributed long-term capital gains credited with respect to) such shares.
Capital gain of a non-corporate U.S. shareholder is generally taxed at a federal income tax rate of up to 15% or 20%, depending on whether shareholder’s income exceeds certain threshold amounts, which are adjusted annually for inflation. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.
Cost Basis Reporting. Mutual funds must report cost basis information to you and the IRS when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. The regulations also require mutual funds to report whether a gain or loss is short-term (shares held one year or less) or long-term (shares held more than one year) for all shares acquired on or after January 1, 2012 that are subsequently sold or exchanged. To calculate the gain or loss on shares sold, you need to know the cost basis of the shares. Cost basis is the original value of an asset for tax purposes (usually the gross purchase price), adjusted for stock splits, reinvested dividends, and return of capital distributions. This value is used to determine the capital gain (or loss), which is the difference between the cost basis of the shares and the gross proceeds when the shares are sold. The Fund’s Transfer Agent supports several different cost basis methods from which you may select a cost basis method you believe best suited to your needs. If you decide to elect the Transfer Agent’s default method, which is average cost, no action is required on your part. For shares acquired on or after January 1, 2012, if you change your cost basis method, the new method will apply to all shares in the account if you request the change prior to the first redemption. If, however, you request the change after the first redemption, the new method will apply to shares acquired on or after the date of the change. Keep in mind that the Fund’s Transfer Agent is not required to report cost basis information to you or the IRS on shares acquired before January 1, 2012. However, the Transfer Agent will provide this information to you, as a service, if its cost basis records are complete for such shares. This information will be separately identified on the Form 1099-B (Proceeds from Broker and Barter Exchange Transactions) sent to you by the Transfer Agent and not transmitted to the IRS.
BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 24% of all dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided the Fund with either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other exempt recipient. In addition, dividends and capital gain dividends made to corporate United States holders may be subject to information reporting and backup withholding. Backup withholding is not an additional tax and any amounts withheld may be refunded or credited against a shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.
If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

MEDICARE CONTRIBUTION TAX. A U.S. person that is an individual or estate, or a trust that does not fall into a special class of trusts that is exempt from such tax, is subject to a 3.8% tax on the lesser of (1) the U.S. person’s “net investment income” for the relevant taxable year and (2) the excess of the U.S. person’s modified adjusted gross income for the taxable year over $200,000 (or $250,000 if married filing jointly). A Fund shareholder’s net investment income will generally include, among other things, dividend income from the Fund and net gains from the disposition of Fund shares, unless such dividend income or net gains are derived in the ordinary course of the conduct of a trade or business (other than a trade or business that consists of certain passive or trading activities). If you are a U.S. person that is an individual, estate or trust, you are urged to consult your tax advisers regarding the applicability of the Medicare contribution tax to your income and gains in respect of your investment in the Fund shares.
NON-U.S. SHAREHOLDERS. Dividends paid to a shareholder who, as to the United States, is a nonresident alien individual, non-U.S. trust or estate, non-U.S. corporation, or non-U.S. partnership (“non-U.S. shareholder”) will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the dividend. Such a non-U.S. shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of a Fund, net capital gain dividends, exempt-interest dividends and amounts retained by the Fund that are reported as undistributed capital gains, and amounts reported by the Fund as interest-related dividends or short-term capital gain dividends.
The foregoing applies when the non-U.S. shareholder’s income from a Fund is not effectively connected with a U.S. trade or business. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a non-U.S. shareholder, then ordinary income dividends, qualified dividend income, net capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.
Distributions that a Fund reports as “short-term capital gain dividends” or “net capital gain dividends” will not be treated as such to a recipient non-U.S. shareholder if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation (including a REIT dividend attributable to such gain) and a Fund’s direct or indirect interests in U.S. real property exceed certain levels. Instead, if the non-U.S. shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the non-U.S. shareholder; if the non-U.S. shareholder owned more than 5% of the outstanding shares of a Fund at any time during the one-year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 21% withholding tax and could subject the non-U.S. shareholder to U.S. filing requirements. Additionally, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a non-U.S. shareholder realizing gains upon redemption from a Fund could be subject to the 21% withholding tax and U.S. filing requirements unless more than 50% of a Fund’s shares were owned by U.S. persons at such time or unless the non-U.S. person had not held more than 5% of a Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.
The rules laid out in the previous paragraph, other than the withholding rules, will apply notwithstanding a Fund’s participation in a wash sale transaction or its payment of a substitute dividend.
A Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests if the fund is domestically controlled (meaning that more than 50% of the value of the Fund’s stock is held by U.S. shareholders).
In the case of non-U.S. non-corporate shareholders, a Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their non-U.S. status.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) non-U.S. financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other non-U.S. entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, non-U.S. financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant non-U.S. financial institutions or to account holders, or (ii) in the event that an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other non-U.S. entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of non-U.S. taxes.
NON-U.S. TAXES. A Fund may be subject to non-U.S. withholding taxes or other non-U.S. taxes with respect to income (possibly including, in some cases, capital gain) received from sources within non-U.S. countries. So long as more than 50% by value of the total assets of the Fund (1) at the close of the taxable year, consists of stock or securities of non-U.S. issuers, or (2) at the close of each quarter, consists of interests in other regulated investment companies, the Fund may elect to treat any non-U.S. income taxes paid by it as paid directly by its shareholders.
If the Fund makes the election, each shareholder will be required to (i) include in gross income, even though not actually received, its pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) its pro rata share of the Fund’s income taxes. A non-U.S. tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the non-U.S. source income. For this purpose, each shareholder must treat as non-U.S. source gross income (i) its proportionate share of non-U.S. taxes paid by the Fund and (ii) the portion of any actual dividend paid by the Fund which represents income derived from non-U.S. sources; the gain from the sale of securities will generally be treated as U.S. source income and certain non-U.S. currency gains and losses likewise will be treated as derived from U.S. sources. This non-U.S. tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from the Fund will be treated as “passive” or “general” income for this purpose. The effect of this limitation may be to prevent shareholders from claiming as a credit the full amount of their pro rata share of the Fund’s non-U.S. income taxes. In addition, shareholders will not be eligible to claim a non-U.S. tax credit with respect to non-U.S. income taxes paid by the Fund unless certain holding period requirements are met at both the Fund and the shareholder levels. For purposes of foreign tax credits for U..S shareholders of the Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.
A Fund will make such an election only if it deems it to be in the best interest of its shareholders. A shareholder not subject to U.S. tax may prefer that this election not be made. The Fund will notify shareholders in writing each year if it makes the election and of the amount of non-U.S. income taxes, if any, to be passed through to the shareholders and the amount of non-U.S. taxes, if any, for which shareholders of the Fund will not be eligible to claim a non-U.S. tax credit because the holding period requirements (described above) have not been satisfied.
Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.
STATE AND LOCAL TAX MATTERS. Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gains distributions from regulated investment companies and other items may differ from federal income tax rules. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.
CAPITAL LOSS CARRYFORWARDS.
As of July 31, 2023, PGIM Quant Solutions Mid-Cap Index Fund had no capital loss carryforwards.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of each Fund in the PGIM Fund complex has adopted policies and procedures with respect to the disclosure of portfolio securities owned by each Fund and to authorize certain arrangements to make available information about portfolio holdings. These policies and procedures are designed to ensure that disclosures of the Fund’s portfolio holdings are made consistently with the antifraud provisions of the federal securities laws and the fiduciary duties of the Fund and the Fund adviser. The policy is designed to ensure that disclosures of nonpublic portfolio holdings to selected third parties are made only when the Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information.
The Board has authorized PGIM Investments, as the investment manager of the Fund, to administer these policies and procedures and to enter into confidentiality agreements on behalf of the Fund that provide that all information disclosed shall be treated as confidential and that the recipient will not trade on the nonpublic information. No material, non-public information, including but not limited to portfolio holdings, may be disseminated to third parties except in compliance with these policies and procedures.
The Custodian Bank (Bank of New York Mellon) is authorized to facilitate, under the supervision of PGIM Investments, the release of portfolio holdings.

Regulatory Filings. Portfolio holdings for the Fund will be made public at the time of quarterly public regulatory filings via Forms N-CSR and/or N-PORT unless noted otherwise herein.
Annual and semi-annual reports for the Fund are filed with the SEC on Form N-CSR and transmitted or made available to shareholders within 60 days after the end of the second and fourth fiscal quarters. Annual and semi-annual shareholder reports for the Fund may be accessed at the SEC’s website at www.sec.gov and at the website for the PGIM Funds (www.pgim.com/investments).
Portfolio holdings for the Fund are filed with the SEC on Form N-PORT. Form N-PORT is filed with the SEC quarterly, and the Fund's full portfolio holdings as of its first and third quarter ends of each fiscal quarter will be made publicly available 60 days after the end of each quarter on www.sec.gov.
Public Disclosures—Fund Holdings and Characteristics. The Fund may post on the PGIM Funds website a detailed list of its portfolio holdings and characteristics derived from the portfolio holdings as of the end of each calendar month approximately 15 days after the end of the month, unless noted otherwise herein.
Any portfolio holdings and characteristics information that is posted to the Fund’s website and third-party databases but not contained in regulatory filings may be distributed at or after posting to financial advisors, investment consultants, broker-dealers, registered investment advisers, plan sponsors, shareholders, plan participants, and third-party databases.
Public Disclosures—Other Time Periods. Where the Fund has recently commenced operations or adopted significant changes to its investment policies (a “repositioning”), it may make available in the manner described above the same portfolio holdings and characteristics information, but as of other relevant period-ends besides month-end, with such information made available and posted to the website approximately 15 days after the commencement of the Fund’s operations or the date of the repositioning (“Effective Date”), and any portfolio holdings or characteristics information may be distributed after posting to financial advisors, investment consultants, broker-dealers, registered investment advisers, plan sponsors, shareholders, plan participants, and third-party databases. The Fund may release this information until the first quarter-end or the first month-end following the Effective Date, as applicable.
Other than as set forth above, the release of holdings and characteristics information will normally occur 15 days after the end of the month: the release of holdings and characteristics information other than 15 days after the end of the month will be determined based on procedures approved by the Chief Compliance Officer. In addition, when authorized by the Chief Compliance Officer and another officer of the PGIM Funds, portfolio holdings information may be publicly disseminated more frequently or at different periods than as described above.
Public Disclosures—Non-Specific Information. The Fund and/or PGIM Investments may publicly distribute non-specific information about the Fund and/or summary information about the Fund at any time. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality or character of the Fund’s holdings.
Ongoing Nonpublic Disclosure Arrangements. The Fund has entered into ongoing arrangements to make available nonpublic information about its portfolio holdings, subject to the conditions, restrictions and requirements set forth below. Parties receiving this information may include intermediaries that distribute Fund shares, third-party providers of auditing, custody, proxy voting and other services for the Fund, rating and ranking organizations, and certain affiliated persons of the Fund, as described below. The procedures utilized to determine eligibility are set forth below:
All requests from third parties for portfolio holdings shall require the following steps:
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A request for release of portfolio holdings shall be prepared setting forth a legitimate business purpose for such release which shall specify the Fund(s), the terms of such release, and frequency (e.g., level of detail, staleness). Such request shall address whether there are any conflicts of interest between the Fund and the investment adviser, subadviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the Fund(s).
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The request shall be forwarded to PGIM Investments’ Product Development Group and to the Chief Compliance Officer or his delegate for review and approval.
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A confidentiality agreement in the form approved by the Fund officer must be executed by the recipient of the portfolio holdings.
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A Fund officer shall approve the release and the agreement. Copies of the release and agreement shall be sent to PGIM Investments’ Law Department.
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Written notification of the approval shall be sent by such officer to PGIM Investments’ Fund Administration Group to arrange the release of portfolio holdings.
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PGIM Investments’ Fund Administration Group shall arrange the release by the Custodian Bank.

Requests for disclosure to PGIM Investments or its employees shall follow the procedures noted above other than the execution of a confidentiality agreement.
Set forth below are the authorized ongoing arrangements as of the date of this SAI:
1. Traditional External Recipients/Vendors
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Full holdings on a daily basis to Institutional Shareholder Services (“ISS”), Broadridge and Glass, Lewis & Co. (proxy voting administrator/agents) at the end of each day;
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Full holdings on a daily basis to ISS (securities class action claims administrator) at the end of each day;
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Full holdings on a daily basis to the Fund's subadviser(s), Custodian Bank, sub-custodian (if any) and accounting agents (which includes the Custodian Bank and any other accounting agent that may be appointed) at the end of each day. When the Fund has more than one subadviser, each subadviser receives holdings information only with respect to the “sleeve” or segment of the Fund for which the subadviser has responsibility;
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Full holdings to the Fund's independent registered public accounting firm as soon as practicable following the Fund's fiscal year-end or on an as-needed basis;
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Full holdings to the Fund’s counsel on an as-needed basis;
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Full holdings to counsel of the Fund’s independent board members on an as-needed basis;
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Full holdings to financial printers as soon as practicable following the end of the Fund's quarterly, semi-annual and annual period-ends; and
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Full holdings to the Fund’s securities lending agent on a daily basis.
2. Analytical Service Providers
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Fund trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following the Fund's fiscal quarter-end;
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Full holdings on a daily basis to FactSet Research Systems Inc. (investment research provider) at the end of each day;
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Full holdings on a quarterly basis to Frank Russell Company (investment research provider) when made available;
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Full holdings on a monthly basis to Fidelity Advisors (wrap program provider) approximately five days after the end of each month (PGIM Jennison Growth Fund and certain other selected PGIM Funds only);
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Full holdings on a daily basis to Bloomberg BVAL, ICE, S&P Global, Refinitiv and J.P. Morgan Pricing Direct (securities valuation);
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Full holdings on a monthly basis to FX Transparency (foreign exchange/transaction analysis) when made available;
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Full holdings on a daily basis to ICE/Innocap, formerly known as Hedgemark, (liquidity calculations); and
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Full holdings to Innocap (VaR calculations) on a daily basis (for funds that are full derivatives users pursuant to Rule 18f-4 under the 1940 Act).
In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes).
In addition, certain authorized employees of PGIM Investments receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PGIM Investments employees are subject to the requirements of the personal securities trading policy of Prudential, which prohibits employees from trading on or further disseminating confidential information, including portfolio holdings information.
Also, affiliated shareholders may, subject to execution of a non-disclosure agreement, receive current portfolio holdings for the sole purpose of enabling the Fund to effect the payment of the redemption price to such shareholder in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with the rules of the SEC and procedures adopted by the Board. For more information regarding the payment of the redemption price by a distribution in kind of securities from the investment portfolio of the Fund, see “Purchase, Redemption and Pricing of Fund Shares—Redemption in Kind” in the SAI.
In addition, the Fund provides an industry trade group, subject to a confidentiality agreement, with data from the Fund's N-PORT filing with the SEC on a quarterly basis. Such data is aggregated with other industry participants and made anonymous for the purposes of research strictly for public policy and advocacy efforts for investment companies, the markets and investors.
PGIM Investments’ Law and Compliance Departments shall review the arrangements with each recipient on an annual basis. The Board shall, on a quarterly basis be advised of any revisions to the list of recipients of portfolio holdings and the reason for such disclosure. These policies and procedures will be reviewed for adequacy and effectiveness in connection with the Fund compliance program under Rule 38a-1 under the 1940 Act.
A listing of the parties who will receive portfolio holdings pursuant to these procedures is maintained by PGIM Investments Compliance.

There can be no assurance that the policies and procedures on portfolio holdings information will protect the Fund from the potential misuse of such information by individuals or entities that come into possession of the information.
PROXY VOTING
The Board has delegated to the Manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. The Manager is authorized by the Fund to delegate, in whole or in part, its proxy voting authority to the subadviser(s) or third party vendors consistent with the policies set forth below. The proxy voting process shall remain subject to the supervision of the Board, including any committee thereof established for that purpose.
The Manager and the Board view the proxy voting process as a component of the investment process and, as such, seek to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for the Fund. Consistent with this goal, the Board views the proxy voting process as a means to encourage strong corporate governance practices and ethical conduct by corporate management. The Manager and the Board maintain a policy of seeking to protect the best interests of the Fund should a proxy issue potentially implicate a conflict of interest between the Fund and the Manager or its affiliates.
The Manager delegates to the Fund subadviser(s) the responsibility for voting proxies. The subadviser is expected to identify and seek to obtain the optimal benefit for the Fund, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of the Fund and delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Fund and the interests of the subadviser or its affiliates. The Manager and the Board expect that the subadviser will notify the Manager and Board at least annually of any such conflicts identified and confirm how the issue was resolved. In addition, the Manager expects that the subadviser will deliver to the Manager, or its appointed vendor, information required for filing the Form N-PX with the SEC. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ending June 30 is available without charge on the Fund website at www.pgim.com/investments and on the SEC's website at www.sec.gov.
A summary of the proxy voting policies of the subadviser(s) is set forth in its respective Appendix to this SAI.
CODES OF ETHICS
The Board has adopted a Code of Ethics. In addition, the Manager, subadviser(s) and Distributor have each adopted a Code of Ethics. The Codes of Ethics apply to access persons (generally, persons who have access to information about the Fund investment program) and permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes of Ethics prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes of Ethics are on public file with, and are available from, the SEC.

APPENDIX I: PROXY VOTING POLICIES OF THE SUBADVISER
PGIM Quantitative Solutions LLC
Description of PGIM Quantitative Solutions LLC Proxy Voting Policies. It is the policy of PGIM Quantitative Solutions to vote proxies on client securities in the best long-term economic interest of its clients (i.e., the mutual interests of clients in seeing the appreciation in value of a common investment over time). In the case of pooled accounts, PGIM Quantitative Solutions’ policy is to vote proxies on securities in such account in the best long-term economic interest of the pooled account. In the event of any actual or potential conflict of interest between PGIM Quantitative Solutions and its clients or affiliates, PGIM Quantitative Solutions votes in accordance with the policy of its proxy voting advisor rather than its own policy.
PGIM Quantitative Solutions’ proxy voting policy contains detailed voting guidelines on a wide variety of issues commonly voted upon by shareholders. These guidelines reflect PGIM Quantitative Solutions’ judgment of how to further the best long-range economic interest of its clients through the shareholder voting process. They also reflect PGIM Quantitative Solutions’ general philosophy on corporate governance matters and its approach to governance and other issues that may often arise when voting ballots on the various securities held in client accounts. PGIM Quantitative Solutions’ guidelines are not intended to limit the analysis of individual issues at specific companies nor do they indicate how it will vote in every instance. Rather, they express PGIM Quantitative Solutions’ views about various ballot issues generally, and provide insight into how it typically approaches such issues. PGIM Quantitative Solutions may consider Environmental, Social and Governance (“ESG”) factors in its voting decisions. Where ballot issues are not addressed by PGIM Quantitative Solutions’ policy, or when circumstances may suggest a vote not in accordance with its established guidelines, PGIM Quantitative Solutions’ voting decisions are made on a case-by-case basis taking into consideration the potential economic impact of the proposal, as well as any circumstances that may result in restrictions on trading the security. Case-by-case, or manual, evaluation of a ballot item entails consideration of various, specific factors as they relate to a particular issuer and/or proposed action. For example, when performing manual evaluation of a ballot item relating to executive compensation (which will generally occur if PGIM Quantitative Solutions receives research suggesting a vote “against” the item), we consider such factors as stock performance, financial position and compensation practices of the issuer relative to its peers, change in control, tax gross-up and clawback policies of the issuer, pay inequality and other corporate practices, although not all factors may be relevant or of equal significance to a specific matter. With respect to contested meetings, which we always vote on a case-by-case basis, we consider research provided by PGIM Quantitative Solutions’ proxy advisor as well as other sources of information available in the marketplace, in order to understand the issues on both sides of the contest and determine our view. With respect to mergers and acquisitions, we consider whether a fairness opinion as to valuation has been obtained. With respect to non-U.S. holdings, PGIM Quantitative Solutions takes into account additional restrictions in some countries that might impair its ability to trade those securities or have other potentially adverse economic consequences, and generally votes non-US securities on a best efforts basis if PGIM Quantitative Solutions determines that voting is in the best economic interest of its clients. PGIM Quantitative Solutions may be unable to vote proxies in countries where clients or their custodians do not have the ability to cast votes due to lack of documentation or operational capacity, or otherwise. The Fund determines whether fund securities out on loan are to be recalled for voting purposes and PGIM Quantitative Solutions is not involved in any such decision. PGIM Quantitative Solutions’ Proxy Voting Committee includes representatives of PGIM Quantitative Solutions’ Investment, Operations, Compliance, Risk and Legal teams. This committee is responsible for interpreting the proxy voting policy, identifying conflicts of interest, and periodically assessing the effectiveness of the policies and procedures.
PGIM Quantitative Solutions utilizes the services of a third party proxy voting advisor, and has directed the proxy advisor, upon receipt of the proxies, to vote in a manner consistent with PGIM Quantitative Solutions’ established proxy voting guidelines described above (assuming timely receipt of proxy materials from issuers and custodians). PGIM Quantitative Solutions conducts regular due diligence on its proxy advisor. In accordance with its obligations under the Advisers Act, PGIM Quantitative Solutions provides full disclosure of its proxy voting policy, guidelines and procedures to its clients upon their request, and will also provide to any client, upon request, the proxy voting records for that client’s securities.

APPENDIX II: DESCRIPTIONS OF SECURITY RATINGS
MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”)
Long Term Ratings
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.
Short-Term Ratings
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Short-Term Municipal Ratings
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
S&P Global Ratings (“S&P”)
Long-Term Issue Credit Ratings
AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, they may be outweighed by large uncertainties or major exposure to adverse conditions.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.
C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed exchange offer.
Plus (+) or Minus (–): Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Short-Term Issue Credit Ratings
A-1: A short-term obligation rated 'A-1' is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong.
A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.
A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.
B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed exchange offer.
Notes Ratings
An S&P notes rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.
◾ Amortization schedule-the longer the final maturity relative to other maturities the more likely it will be treated as a note.
◾ Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
D: D is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
FITCH RATINGS LTD.
International Long-Term Credit Ratings
AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High Credit Quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good Credit Quality. BBB ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B: Highly Speculative. B ratings indicate that material default risk is present.
CCC: Substantial Credit Risk. CCC ratings indicate that substantial credit risk is present.
CC: Very High Levels of Credit Risk. CC ratings indicate very high levels of credit risk.
C: Exceptionally High Levels of Credit Risk. C indicates a default or default-like process has begun, or the issuer is in standstill.

International Short-Term Credit Ratings
F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High Short-Term Default Risk. Default is a real possibility.
D: Default. Indicates the default of a short-term obligation.
Plus (+) or Minus (–): The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to AAA ratings and ratings below CCC. For the short-term rating category of F1, a “+” may be appended.

PART C
OTHER INFORMATION
Item 28. Exhibits.
(a)(1) Agreement and Declaration of Trust. Incorporated by reference to Exhibit No. (a)(1) to the original Registration Statement on Form N-1A filed via EDGAR on June 26, 2000 (File No. 811-09999).
(2) Certificate of Trust. Incorporated by reference to Exhibit No. (a)(2) to the original Registration Statement on Form N-1A filed via EDGAR on June 26, 2000 (File No. 811-09999).
(3) Certificate of Amendment to the Certificate of Trust dated March 5, 2003. Incorporated by reference to corresponding exhibit to Amendment No. 5 on Form N-1A filed via EDGAR on March 26, 2003 (File No. 811-09999).
(4) Certificate of Amendment to the Certificate of Trust dated February 3, 2010. Incorporated by reference to corresponding exhibit to Amendment No. 12 on Form N-1A filed via EDGAR on April 22, 2010 (File No. 811-09999).
(5) Certificate of Amendment to Agreement and Declaration of Trust dated September 22, 2016. Incorporated by reference to corresponding exhibit to Amendment No. 23 on Form N-1A filed via EDGAR on December 8, 2016 (File No. 811-09999).
(b) By-laws, as Amended November 16, 2004. Incorporated by reference to corresponding exhibit to Amendment 7 on Form N-1A filed via EDGAR on March 29, 2005 (File No. 811-09999).
(c) Instruments Defining Rights of Shareholders. Incorporated by reference to Exhibit No. (c) to Amendment No. 1 on Form N-1A filed via EDGAR on September 19, 2000 (File No. 811-09999).
(d)(1) Management Agreement between the Registrant and Prudential Investments LLC (PI), now known as PGIM Investments LLC (PGIM Investments) dated July 7, 2003. Incorporated by reference to corresponding exhibit to No. 6 on Form N-1A filed via EDGAR on March 30, 2004 (File No. 811-09999).
(2) Subadvisory Agreement between PI and Prudential Investment Management, Inc. (PIM) (now known as PGIM, Inc.) dated July 7, 2003. Incorporated by reference to corresponding exhibit to Amendment No. 6 on Form N-1A filed via EDGAR on March 30, 2004 (File No. 811-09999).
(3) Management Agreement between the Registrant and PI on behalf of Prudential Institutional Money Market Fund (now known as PGIM Institutional Money Market Fund), dated July 18, 2016. Incorporated by reference to corresponding exhibit to Amendment No. 20 on Form N-1A filed via EDGAR on July 18, 2016 (File No. 811-09999).
(4) Expense cap for PGIM Institutional Money Market Fund. Incorporated by reference to corresponding exhibit to Amendment No. (d)(4) on Form N-1A filed via EDGAR on February 14, 2023 (File No. 811-09999).
(5) Subadvisory Agreement between PI and PGIM, Inc. on behalf of Prudential Institutional Money Market Fund, dated July 18, 2016. Incorporated by reference to corresponding exhibit to Amendment No. 20 on Form N-1A filed via EDGAR on July 18, 2016 (File No. 811-09999).
(6)(i) Management Agreement between the Registrant and PI on behalf of Prudential Commodity Strategies Fund (now known as PGIM Quant Solutions Commodity Strategies Fund), Prudential Jennison Small-Cap Core Equity Fund (now known as PGIM Jennison Small-Cap Core Equity Fund), Prudential Core Bond Enhanced Index Fund (now known as PGIM Core Bond Fund), Prudential TIPS Enhanced Index Fund (now known as PGIM TIPS Fund), Prudential QMA International Developed Markets Index Fund (now known as PGIM Quant Solutions International Developed Markets Index Fund), Prudential QMA Emerging Markets Equity Fund (now known as PGIM Quant

Solutions Emerging Markets Equity Fund), Prudential QMA Mid-Cap Quantitative Core Equity Fund (now known as PGIM Quant Solutions Mid-Cap Index Fund) and Prudential QMA US Broad Market Index Fund (now known as PGIM Quant Solutions US Broad Market Index Fund). Incorporated by reference to corresponding exhibit to Amendment No. 23 on Form N-1A filed via EDGAR on December 8, 2016 (File No. 811-09999).
(ii) Amendment to Management Agreement with respect to the Prudential Commodity Strategies Fund. Incorporated by reference to corresponding exhibit to Amendment No. 34 on Form N-1A filed via EDGAR on January 29, 2019 (File No. 811-09999).
(iii) Amendment to Management Agreement with respect to the PGIM Quant Solutions Mid-Cap Index Fund (formerly, PGIM Quant Solutions Mid-Cap Core Fund). Filed herewith.
(iv) Expense caps for each of PGIM Quant Solutions US Broad Market Index Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, and PGIM Quant Solutions Commodity Strategies Fund. Incorporated by reference to corresponding exhibit to Amendment No. 48 on Form N-1A filed via EDGAR on September 28, 2023 (File No. 811-09999).
(v) Expense cap for PGIM Quant Solutions International Developed Markets Index Fund. Filed herewith.
(vi) Expense cap for PGIM Quant Solutions Emerging Markets Equity Fund. Incorporated by reference to corresponding exhibit to Amendment No. 17 on Form N-1A filed via EDGAR on February 14, 2023 (File No. 811-09999).
(vii) Expense cap for PGIM Quant Solutions Mid-Cap Index Fund (formerly, PGIM Quant Solutions Mid-Cap Core Fund). Filed herewith.
(7) Management Agreement between PI and Prudential Commodity Strategies Subsidiary, Ltd. (now known as PGIM Commodity Strategies Subsidiary, Ltd.) Incorporated by reference to corresponding exhibit to Amendment No. 23 on Form N-1A filed via EDGAR on December 8, 2016 (File No. 811-09999).
(8) Management fee waiver for certain PGIM Fixed Income Funds, including the Registrant’s PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, and PGIM TIPS Fund. Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 88 to the registrant statement for Prudential Investment Portfolios, Inc. 14 on Form N-1A filed via Edgar on April 28, 2021 (File No. 002-82976).
(9) Subadvisory Agreement between PI and Jennison Associates LLC on behalf of Prudential Jennison Small-Cap Core Equity Fund. Incorporated by reference to corresponding exhibit to Amendment No. 23 on Form N-1A filed via EDGAR on December 8, 2016 (File No. 811-09999).
(10) Subadvisory Agreement between PI and PGIM, Inc. on behalf of Prudential Core Conservative Bond Fund and Prudential TIPS Fund. Incorporated by reference to corresponding exhibit to Amendment No. 23 on Form N-1A filed via EDGAR on December 8, 2016 (File No. 811-09999).
(11)(i) Subadvisory Agreement between PI and Quantitative Management Associates LLC (now known as PGIM Quantitative Solutions LLC) on behalf of PGIM Quant Solutions US Broad Market Index Fund, PGIM Quant Solutions Mid-Cap Core Equity Fund (now known as PGIM Quant Solutions Mid-Cap Index Fund), PGIM Quant Solutions International Developed Markets Index Fund and PGIM Quant Solutions Emerging Markets Equity Fund. Incorporated by reference to corresponding exhibit to Amendment No. 23 on Form N-1A filed via EDGAR on December 8, 2016 (File No. 811-09999).
(ii) Amendment to Subadvisory Agreement between PGIM Investments and PGIM Quantitative Solutions with respect to PGIM Quant Solutions Mid-Cap Index Fund (formerly, PGIM Quant Solutions Mid-Cap Core Fund). Filed herewith.

(12) Subadvisory Agreement between PGIM Investments and PGIM Quantitative Solutions with respect to the Prudential Commodity Strategies Fund. Incorporated by reference to corresponding exhibit to Amendment No. 34 on Form N-1A filed via EDGAR on January 29, 2019 (File No. 811-09999).
(13) PGIM Fixed Income Subadvisory fee waiver for certain PGIM Fixed Income Funds, including the Registrant’s PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, and PGIM TIPS Fund. Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 88 to the registrant statement for Prudential Investment Portfolios, Inc. 14 on Form N-1A filed via Edgar on April 28, 2021 (File No. 002-82976).
(14) PGIM Limited Subadvisory fee waiver for certain PGIM Fixed Income Funds, including the Registrant’s PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund. Incorporated by reference to Exhibit (d)(2)(d) to Post-Effective Amendment No. 63 to Registration Statement for Prudential Investment Portfolios, Inc. 17 on Form N-1A filed via EDGAR on February 14, 2022 (File No. 33-55441).
(e) Second Amended and Restated Distribution Agreement between the Registrant and Prudential Investment Management Services LLC (PIMS) dated September 22, 2016. Incorporated by reference to the Prudential Investment Portfolios 5 Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.
(f) Not Applicable.
(g)(1) Custody Agreement between the Registrant and The Bank of New York Mellon (BNY) dated November 2, 2002. Incorporated by reference to corresponding exhibit to Amendment 8 on Form N-1A filed via EDGAR on May 30, 2006 (File No. 811-09999).
(1)(a) Amendment dated June 30, 2009 to Custody Agreement between the Registrant and BNY. Incorporated by reference to the Prudential Investment Portfolios 4 Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed via EDGAR on April 12, 2010 (File No. 33-10649).
(1)(b) Amendment dated December 21, 2010 to Custody Agreement between the Registrant and BNY dated November 2, 2002. Incorporated by reference to Prudential World Fund, Inc. Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.
(1)(c) Amendment dated July 1, 2023, to Custody Agreement dated November 7, 2022, between Registrant and BNY. Incorporated by Reference to Exhibit (g)(2) to Amendment No. 32 to the Registration Statement on Form N-1A for PGIM ETF Trust, filed via EDGAR on July 18, 2023 (333-222469).
(2) Fund Administration and Accounting Agreement dated February 3, 2006, among the Registrant and The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc. f/k/a PFPC Inc.). Incorporated by reference to Exhibit (g)(6) to Post-Effective amendment No. 89 to the Registration Statement on Form N-1A for Prudential investment Portfolios, Inc 14, filed via Edgar on April 27, 2022 (File No. 002-82976).
(2)(a) Amendment dated July 1, 2023, to the Fund Administration and Accounting Services Agreement, dated February 3, 2006, among the Registrant and The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc. f/k/a PFPC Inc.). Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A for PGIM ETF Trust, filed via EDGAR on July 18, 2023 (File No. 811-23324).
(3) Accounting Services Agreement for the addition of PGIM Commodity Strategies Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions International Developed Markets Index Fund, PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Quant Solutions Mid-Cap Core Fund (now known as PGIM Quant Solutions Mid-Cap Index Fund), PGIM Quant Solutions US Broad Market Index Fund. Incorporated by reference to corresponding exhibit to Amendment No. 40 on Form N-1A filed via EDGAR on October 1, 2020 (File No. 811-09999).

(h)(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. (PMFS), dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).
(1)(a) Amendment dated July 1, 2023, to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A for PGIM ETF Trust, filed via EDGAR on July 18, 2023 (File No. 811-23324).
(i) Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities being registered. Incorporated by reference to corresponding exhibit to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed via EDGAR on January 25, 2017 (File No. 333-215689).
(j) Consent of independent registered public accounting firm. Filed herewith.
(k) Not Applicable.
(l) Not Applicable.
(m) Not Applicable.
(n) Amended and Restated Rule 18f-3 Plan. Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A for Prudential Sector Funds, Inc., filed via EDGAR on January 29, 2021 (File No. 002-72097).
(o) Power of Attorney dated December 6, 2023.
(p)(1) Code of Ethics of Registrant. Filed as an exhibit to PGIM ETF Trust Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (file No. 333-222469), which was filed via EDGAR on October 29, 2020, and is incorporated herein by reference.
(2) Investment Adviser Code of Ethics and Personal Securities Trading Policy of Prudential, including the Manager, Distributor, and PGIM Fixed Income, dated January 2022. Filed as an exhibit to the Prudential Investment Portfolios, Inc. 14 Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A (file No. 002-82976), which was filed via EDGAR on April 27, 2022, and is incorporated herein by reference.
(3) Code of Ethics of Jennison Associates LLC, dated February 2024, incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A for PGIM ETF Trust, filed via EDGAR on September 27, 2023 (File No. 333-222469).
(4) Investment Adviser Code of Ethics and Personal Securities Trading Policy of PGIM Quantitative Solutions LLC. Filed as an exhibit to the Prudential Investment Portfolios 3 Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A (file no. 333-95849), which was filed via EDGAR on April 28, 2022, and is incorporated by reference.
Item 29. Persons Controlled by or under Common Control with the Registrant.
None.
Item 30. Indemnification.
Subject to Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Del. Code Ann. title 12 sec. 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article VII, Section 2 of the Agreement and Declaration of Trust states that (1) the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer or both, and against any amount incurred in settlement thereof and (2) all persons extending credit to, contracting with or having any claim against the Registrant shall look only to the assets of the appropriate Series (or if no Series has yet been established, only to the assets of the Registrant). Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively “disabling conduct”). In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Agreement and Declaration of Trust, that the officer or trustee did not engage in disabling conduct. In addition, Article XI of Registrant’s By-Laws provides that any trustee, officer, employee or other agent of Registrant shall be indemnified by the Registrant against all liabilities and expenses subject to certain limitations and exceptions contained in Article XI of the By-Laws. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement, the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (Commission) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.
The Registrant will purchase an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.
Section 8 of each Management Agreement, and Section 4 of each Subadvisory Agreement limit the liability of PGIM Investments LLC (PI), and PGIM, Inc. (PGIM), Jennison Associates LLC (Jennison) and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.
The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.
Item 31. Business and other Connections of the Investment Adviser.
PGIM Investments LLC (“PGIM Investments”)
See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.
The business profession, vocation or employment of a substantial nature engaged in by the officers and directors of PGIM Investments during the past two years are listed in Schedules A and D of Form ADV of PGIM Investments as currently on file with the Commission (File No. 801-31104), the text of which is hereby incorporated by reference.

Jennison Associates LLC (Jennison)
See the Prospectus constituting a portion of Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI.
The business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Jennison during the past two years is included in its Form ADV filed with the Securities and Exchange Commission (801-5608), the relevant text of which is incorporated herein by reference.
PGIM, Inc. (PGIM)
See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI constituting Part B of this Registration Statement.
The profession, vocation or employment of a substantial nature engaged in by the officers and directors of PGIM, Inc. during the past two years are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-22808), as most recently amended, the text of which is hereby incorporated by reference.
PGIM Quantitative Solutions LLC
See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI.
The business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of PGIM Quantitative Solutions LLC during the past two years is included in its Form ADV as currently on file with the Commission (File No. 801-62692), the relevant text of which is incorporated herein by reference.
Item 32. Principal Underwriters.
(a) Prudential Investment Management Services LLC (PIMS) is distributor for PGIM ETF Trust, Prudential Government Money Market Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 2, Prudential Investment Portfolios 3, Prudential Investment Portfolios Inc. 14, Prudential Investment Portfolios 4, Prudential Investment Portfolios 5, Prudential Investment Portfolios 6, Prudential National Muni Fund, Inc., Prudential Jennison Blend Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investment Portfolios 7, Prudential Investment Portfolios 8, Prudential Jennison Small Company Fund, Inc., Prudential Investment Portfolios 9, Prudential World Fund, Inc., Prudential Investment Portfolios, Inc. 10, Prudential Jennison Natural Resources Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Investment Portfolios 12, Prudential Investment Portfolios, Inc. 15, Prudential Investment Portfolios 16, Prudential Investment Portfolios, Inc. 17, Prudential Investment Portfolios 18, Prudential Sector Funds, Inc. Prudential Short-Term Corporate Bond Fund, Inc., The Target Portfolio Trust, and The Prudential Series Fund.
PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract GI-2, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.
(b) The following table sets forth information regarding certain officers of PIMS. As a limited liability company, PIMS has no directors.
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Andre T. Carrier (2)	President	N/A
Scott E. Benjamin (2)	Vice President	Board Member and Vice President

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
H. Soo Lee (1)	Senior Vice President, Chief Legal Officer and Secretary	N/A
John N. Christolini (3)	Senior Vice President and Chief Compliance Officer	N/A
Karen Leibowitz (1)	Senior Vice President and Chief Administrative Officer	N/A
Robert Smit (4)	Senior Vice President, Controller and Chief Financial Officer	N/A
Hansjerg Schlenker (2)	Senior Vice President and Chief Operations Officer	N/A
Peter Puzio (3)	Senior Vice President	N/A
Kevin Chaillet (3)	Treasurer	N/A
Kelly Florio (4)	Vice President and Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer
Principal Business Addresses:
(1)
213 Washington Street, Newark, NJ 07102
(2)
655 Broad Street, Newark, NJ 07102
(3)
280 Trumbull Street, Hartford, CT 06103
(4)
751 Broad Street, Newark NJ, 07102
(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.
Item 33. Location of Accounts and Records.
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of The Bank of New York Mellon, 225 Liberty Street, New York, New York 10286, PGIM Quantitative Solutions LLC, 655 Broad Street, 16th Floor, Newark, New Jersey 07102, Jennison Associates LLC, 744 Lexington Avenue, New York, New York, PGIM, Inc., 655 Broad Street, Newark, New Jersey 07102, the Registrant, 655 Broad Street, Newark, New Jersey 07102, and Prudential Mutual Fund Services LLC (PMFS), 655 Broad Street, Newark, New Jersey 07102.
Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d) and (f) will be kept at 655 Broad Street, Newark, New Jersey 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY and PMFS.
Item 34. Management Services.
Other than as set forth under the captions “How the Fund is Managed-Manager” and “How the Fund is Managed-Distributor” in the Prospectus and the caption “Management and Advisory Arrangements” in the SAI, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.
Item 35. Undertakings.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 8th day of December, 2023.
Prudential Investment Portfolios 2, on behalf of PGIM Quant Solutions Mid-Cap Index Fund (formerly, PGIM Quant Solutions Mid-Cap Core Fund)
*
Stuart S. Parker, President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
* Ellen S. Alberding	Trustee
* Kevin J. Bannon	Trustee
* Scott E. Benjamin	Trustee
* Linda W. Bynoe	Trustee
* Barry H. Evans	Trustee
* Keith F. Hartstein	Trustee
* Laurie Simon Hodrick	Trustee
* Stuart S. Parker	Trustee and President, Principal Executive Officer
* Brian K. Reid	Trustee
* Grace C. Torres	Trustee
* Christian J. Kelly	Chief Financial Officer (Principal Financial Officer)
* Russ Shupak	Treasurer and Principal Accounting Officer
*By: /s/ Patrick McGuinness Patrick McGuinness	Attorney-in-Fact	December 8, 2023

POWER OF ATTORNEY
for the PGIM Open End Fund Complex
The undersigned, directors/trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Melissa Gonzalez, Patrick McGuinness, Debra Rubano, George Hoyt and Devan Goolsby or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A or Form N-2, as applicable, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any subsequent Registration Statement of such registered investment company pursuant to Rule 462(b) of the Securities Act of 1933, as amended, as applicable, and any and all supplements or other instruments in connection therewith on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.
This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Laurie Simon Hodrick Laurie Simon Hodrick
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ Christian J. Kelly Christian J. Kelly
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ Stuart S. Parker Stuart S. Parker
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Brian K. Reid Brian K. Reid
/s/ Barry H. Evans Barry H. Evans	/s/ Russ Shupak Russ Shupak
/s/ Keith F. Hartstein Keith F. Hartstein	/s/ Grace C. Torres Grace C. Torres

Dated: December 6, 2023

APPENDIX A
Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
PGIM ETF Trust
PGIM Global High Yield Fund, Inc.
PGIM High Yield Bond Fund, Inc
PGIM Short Duration High Yield Opportunities Fund
Ms. Alberding does not serve as a Trustee of the PGIM Short Duration High Yield Opportunities Fund.
Ms. Bynoe and Ms. Hodrick do not serve as Directors of PGIM High Yield Bond Fund, Inc. and PGIM Global High Yield Fund, Inc. or as Trustees of PGIM Short Duration High Yield Opportunities Fund.

Prudential Investment Portfolios 2
Exhibit Index
Item 28 Exhibit No.	Description
(6)(iii)	Amendment to Management Agreement with respect to the PGIM Quant Solutions Mid-Cap Index Fund (formerly, PGIM Quant Solutions Mid-Cap Core Fund).
(6)(v)	Expense cap for PGIM Quant Solutions International Developed Markets Index Fund
(6)(vii)	Expense cap for PGIM Quant Solutions Mid-Cap Index Fund (formerly, PGIM Quant Solutions Mid-Cap Core Fund)
(11)(ii)	Amendment to Subadvisory Agreement between PGIM Investments and PGIM Quantitative Solutions with respect to PGIM Quant Solutions Mid-Cap Index Fund (formerly, PGIM Quant Solutions Mid-Cap Core Fund)
(j)	Consent of independent registered public accounting firm